UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	10/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	October 31, 2022

Invesco American Value Fund

Nasdaq:

A: MSAVX ∎ C: MSVCX ∎ R: MSARX ∎ Y: MSAIX ∎ R5: MSAJX ∎ R6: MSAFX

2	Fund Performance

4	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.77%
Class C Shares	0.40
Class R Shares	0.64
Class Y Shares	0.87
Class R5 Shares	0.93
Class R6 Shares	0.98
S&P 500 Index▼ (Broad Market Index)	-5.50
Russell Midcap Value Index▼ (Style-Specific Index)	-5.61
Lipper Mid-Cap Value Funds Index∎ (Peer Group Index)	-3.47
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco American Value Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges

Class A Shares
Inception (10/18/93)	8.67%
10 Years	7.87
5 Years	5.30
1 Year	-9.35

Class C Shares
Inception (10/18/93)	8.65%
10 Years	7.85
5 Years	5.73
1 Year	-5.58

Class R Shares
Inception (3/20/07)	6.41%
10 Years	8.21
5 Years	6.23
1 Year	-4.34

Class Y Shares
Inception (2/7/06)	7.63%
10 Years	8.75
5 Years	6.75
1 Year	-3.86

Class R5 Shares
Inception (6/1/10)	9.84%
10 Years	8.86
5 Years	6.85
1 Year	-3.79

Class R6 Shares
Inception (9/24/12)	8.80%
10 Years	8.94
5 Years	6.92
1 Year	-3.70

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, Van Kampen American Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund (renamed Invesco American Value Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco American Value Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.62%
Aerospace & Defense–2.72%
BWX Technologies, Inc.(b)	412,500	$23,504,250

Huntington Ingalls Industries, Inc.	93,200	23,958,924

		47,463,174

Auto Parts & Equipment–1.77%
Dana, Inc.	1,942,300	30,999,108

Biotechnology–1.99%
Horizon Therapeutics PLC(c)	558,200	34,787,024

Construction & Engineering–5.64%
AECOM	744,900	56,076,072

HOCHTIEF AG (Germany)	196,200	10,433,939

MasTec, Inc.(b)(c)	414,400	31,941,952

		98,451,963

Construction Machinery & Heavy Trucks–0.75%
Oshkosh Corp.	148,646	13,080,848

Distributors–1.58%
LKQ Corp.(b)	495,929	27,593,490

Diversified Chemicals–1.77%
Huntsman Corp.(b)	1,157,000	30,961,320

Diversified Metals & Mining–0.87%
Teck Resources Ltd., Class B (Canada)	496,600	15,116,504

Electric Utilities–0.89%
NRG Energy, Inc.	351,800	15,619,920

Electrical Components & Equipment–1.94%
nVent Electric PLC	700	25,550

Vertiv Holdings Co.	2,364,114	33,830,471

		33,856,021

Electronic Manufacturing Services–5.44%
Flex Ltd.(c)	2,926,723	57,305,236

Jabil, Inc.(b)	588,700	37,823,975

		95,129,211

Food Distributors–2.80%
Performance Food Group Co.(c)	375,554	19,543,830

US Foods Holding Corp.(c)	986,842	29,368,418

		48,912,248

Forest Products–0.00%
Louisiana-Pacific Corp.	900	50,985

Gold–1.29%
Agnico Eagle Mines Ltd. (Canada)	199,400	8,765,624

Yamana Gold, Inc. (Canada)	3,148,700	13,791,306

		22,556,930

Health Care Distributors–0.96%
Henry Schein, Inc.(c)	245,700	16,820,622

Health Care Facilities–4.64%
Encompass Health Corp.	703,288	38,286,999

	Shares	Value

Health Care Facilities–(continued)
Universal Health Services, Inc., Class B	369,410	$42,803,536

		81,090,535

Health Care Services–2.16%
Cigna Corp.	98,600	31,853,716

Fresenius Medical Care AG & Co. KGaA (Germany)	210,500	5,822,516

		37,676,232

Hotels, Resorts & Cruise Lines–0.60%
Hilton Grand Vacations, Inc.(c)	4,117	161,551

Travel + Leisure Co.	272,533	10,350,803

		10,512,354

Household Products–1.11%
Spectrum Brands Holdings, Inc.(b)	418,900	19,328,046

Human Resource & Employment Services–1.16%
ManpowerGroup, Inc.	258,026	20,213,757

Independent Power Producers & Energy Traders–1.60%
Vistra Corp.(b)	1,214,400	27,894,768

Industrial Machinery–2.02%
Crane Holdings Co.	42,773	4,291,843

Timken Co. (The)	435,200	31,025,408

		35,317,251

Integrated Oil & Gas–3.67%
Cenovus Energy, Inc. (Canada)(b)	1,533,300	30,972,660

Shell PLC, ADR (Netherlands)	594,700	33,083,161

		64,055,821

Investment Banking & Brokerage–1.87%
Goldman Sachs Group, Inc. (The)(b)	94,700	32,625,097

Managed Health Care–3.49%
Centene Corp.(c)	542,521	46,184,813

Molina Healthcare, Inc.(c)	41,100	14,749,146

		60,933,959

Oil & Gas Exploration & Production–12.47%
APA Corp.	1,070,600	48,669,476

ARC Resources Ltd. (Canada)	2,643,900	37,222,448

Diamondback Energy, Inc.	215,387	33,839,451

EQT Corp.	560,800	23,463,872

Ovintiv, Inc.	723,400	36,640,210

Pioneer Natural Resources Co.	70,958	18,194,341

Southwestern Energy Co.(c)	2,853,900	19,777,527

		217,807,325

Oil & Gas Refining & Marketing–1.88%
Phillips 66	314,700	32,820,063

Oil & Gas Storage & Transportation–2.18%
New Fortress Energy, Inc.(b)	693,087	38,168,301

Other Diversified Financial Services–1.24%
Apollo Global Management, Inc.	392,089	21,706,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco American Value Fund

	Shares	Value

Paper Packaging–0.36%
Sealed Air Corp.	132,200	$6,295,364

Regional Banks–7.20%
Huntington Bancshares, Inc.	3,029,270	45,984,319

PacWest Bancorp	449,953	11,185,831

SVB Financial Group(c)	72,400	16,721,504

Webster Financial Corp.	816,400	44,297,864

Western Alliance Bancorporation	112,500	7,556,625

		125,746,143

Research & Consulting Services–6.45%
CACI International, Inc., Class A(c)	119,762	36,411,241

Jacobs Solutions, Inc.	243,000	27,998,460

KBR, Inc.	966,900	48,122,613

Science Applications International Corp.	900	97,506

		112,629,820

Restaurants–1.66%
Restaurant Brands International, Inc. (Canada)	488,900	29,030,882

Semiconductor Equipment–1.18%
Applied Materials, Inc.	82,600	7,292,754

Lam Research Corp.	17,500	7,083,650

MKS Instruments, Inc.	76,300	6,268,045

		20,644,449

Semiconductors–0.65%
Skyworks Solutions, Inc.	132,100	11,361,921

Specialty Chemicals–1.18%
Axalta Coating Systems Ltd.(b)(c)	886,300	20,668,516

Element Solutions, Inc.	900	15,480

		20,683,996

Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	900	12,285

Radian Group, Inc.	900	18,783

		31,068

	Shares	Value

Trading Companies & Distributors–5.44%
AerCap Holdings N.V. (Ireland)(c)	2,500	$133,525

Air Lease Corp.	984,900	34,757,121

Univar Solutions, Inc.(c)	1,564,100	39,853,268

WESCO International, Inc.(c)	147,700	20,348,629

		95,092,543

Total Common Stocks & Other Equity Interests (Cost $1,624,054,736)		1,653,065,110

Money Market Funds–4.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e)	27,540,149	27,540,149

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(d)(e)	24,992,290	24,997,289

Invesco Treasury Portfolio, Institutional Class, 3.08%(d)(e)	31,474,455	31,474,455

Total Money Market Funds (Cost $84,004,209)		84,011,893

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.43% (Cost $1,708,058,945)		1,737,077,003

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–6.75%
Invesco Private Government Fund, 3.18%(d)(e)(f)	32,954,542	32,954,542

Invesco Private Prime Fund, 3.28%(d)(e)(f)	84,979,077	84,979,077

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $117,930,718)		117,933,619

TOTAL INVESTMENTS IN SECURITIES–106.18% (Cost $1,825,989,663)		1,855,010,622

OTHER ASSETS LESS LIABILITIES–(6.18)%		(107,958,001)

NET ASSETS–100.00%		$1,747,052,621

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 27,522,084	$ 96,096,834	$ (96,078,769)	$ -	$ -	$ 27,540,149	$ 226,849
Invesco Liquid Assets Portfolio, Institutional Class	24,976,463	68,640,596	(68,627,691)	5,445	2,476	24,997,289	181,223
Invesco Treasury Portfolio, Institutional Class	31,453,810	109,824,953	(109,804,307)	-	-	31,474,455	203,652

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco American Value Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$35,753,915	$212,327,469	$(215,126,842)	$ -	$ -	$ 32,954,542	$ 271,796	*
Invesco Private Prime Fund	81,914,979	517,064,527	(514,001,993)	283	1,281	84,979,077	754,519	*
Total	$201,621,251	$1,003,954,379	$(1,003,639,602)	$5,728	$3,757	$201,945,512	$1,638,039

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to		Unrealized Appreciation (Depreciation)
	Counterparty	Deliver	Receive
Currency Risk
11/23/2022	J.P. Morgan Chase Bank, N.A.	EUR 1,567,685	USD 1,582,631	$ 31,071

Currency Risk
11/23/2022	Bank of America, N.A.	USD 12,356,426	EUR 12,419,933	(64,239)
11/23/2022	Royal Bank of Canada	EUR 27,474,809	USD 27,154,700	(37,516)
Subtotal–Depreciation				(101,755)
Total Forward Foreign Currency Contracts				$ (70,684)

Abbreviations:

EUR - Euro

USD - U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2022

Industrials	26.11%

Energy	20.20

Health Care	13.24

Financials	10.31

Information Technology	7.28

Consumer Discretionary	5.62

Materials	5.47

Consumer Staples	3.90

Utilities	2.49

Money Market Funds Plus Other Assets Less Liabilities	5.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco American Value Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,624,054,736)*	$1,653,065,110

Investments in affiliated money market funds, at value (Cost $201,934,927)	201,945,512

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	31,071

Cash	78,962

Foreign currencies, at value (Cost $194,803)	198,500

Receivable for:
Investments sold	11,782,208

Fund shares sold	390,070

Dividends	834,773

Investment for trustee deferred compensation and retirement plans	253,304

Other assets	81,186

Total assets	1,868,660,696

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	101,755

Payable for:
Fund shares reacquired	1,683,863

Collateral upon return of securities loaned	117,930,718

Accrued fees to affiliates	997,245

Accrued other operating expenses	528,639

Trustee deferred compensation and retirement plans	365,855

Total liabilities	121,608,075

Net assets applicable to shares outstanding	$1,747,052,621

Net assets consist of:
Shares of beneficial interest	$1,378,894,721

Distributable earnings	368,157,900

$1,747,052,621

Net Assets:
Class A	$1,438,100,616

Class C	$48,509,211

Class R	$58,364,435

Class Y	$134,382,973

Class R5	$9,818,402

Class R6	$57,876,984

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,221,333

Class C	1,770,228

Class R	1,610,848

Class Y	3,621,812

Class R5	264,282

Class R6	1,557,254

Class A:
Net asset value per share	$36.67

Maximum offering price per share (Net asset value of $36.67 ÷ 94.50%)	$38.80

Class C:
Net asset value and offering price per share	$27.40

Class R:
Net asset value and offering price per share	$36.23

Class Y:
Net asset value and offering price per share	$37.10

Class R5:
Net asset value and offering price per share	$37.15

Class R6:
Net asset value and offering price per share	$37.17

*	At October 31, 2022, securities with an aggregate value of $116,124,570 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco American Value Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $385,843)	$18,473,068

Dividends from affiliated money market funds (includes net securities lending income of $52,393)	664,117

Total investment income	19,137,185

Expenses:
Advisory fees	5,730,515

Administrative services fees	133,383

Custodian fees	5,801

Distribution fees:
Class A	1,773,288

Class C	235,999

Class R	144,106

Transfer agent fees – A, C, R and Y	1,429,470

Transfer agent fees – R5	4,975

Transfer agent fees – R6	8,682

Trustees’ and officers’ fees and benefits	13,623

Registration and filing fees	60,091

Reports to shareholders	81,873

Professional services fees	31,360

Other	267,132

Total expenses	9,920,298

Less: Fees waived and/or expense offset arrangement(s)	(42,867)

Net expenses	9,877,431

Net investment income	9,259,754

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $2,641,895)	57,447,656

Affiliated investment securities	3,757

Foreign currencies	(71,197)

Forward foreign currency contracts	(655,396)

56,724,820

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(55,053,847)

Affiliated investment securities	5,728

Foreign currencies	(45,135)

Forward foreign currency contracts	(70,684)

(55,163,938)

Net realized and unrealized gain	1,560,882

Net increase in net assets resulting from operations	$10,820,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco American Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:
Net investment income	$9,259,754	$9,045,416

Net realized gain	56,724,820	483,923,069

Change in net unrealized appreciation (depreciation)	(55,163,938)	(529,643,262)

Net increase (decrease) in net assets resulting from operations	10,820,636	(36,674,777)

Distributions to shareholders from distributable earnings:
Class A	–	(181,193,783)

Class C	–	(8,466,121)

Class R	–	(7,231,983)

Class Y	–	(16,738,651)

Class R5	–	(1,393,261)

Class R6	–	(7,165,458)

Total distributions from distributable earnings	–	(222,189,257)

Share transactions–net:
Class A	(46,379,943)	55,579,491

Class C	(3,862,527)	(2,000,747)

Class R	(1,315,344)	1,130,268

Class Y	(11,395,551)	16,186,725

Class R5	(720,473)	(323,638)

Class R6	(3,165,991)	4,931,376

Net increase (decrease) in net assets resulting from share transactions	(66,839,829)	75,503,475

Net increase (decrease) in net assets	(56,019,193)	(183,360,559)

Net assets:
Beginning of period	1,803,071,814	1,986,432,373

End of period	$1,747,052,621	$1,803,071,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco American Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/22	$36.39	$0.19	$0.09	$0.28	$–	$–	$–	$36.67	0.77%		$1,438,101	1.15	%(d)	1.15	%(d)	1.06	%(d)	29%
Year ended 04/30/22	41.96	0.19	(0.84)	(0.65)	(0.09)	(4.83)	(4.92)	36.39	(2.07)		1,475,253	1.11		1.11		0.45		117
Year ended 04/30/21	25.84	0.08	16.14	16.22	(0.10)	–	(0.10)	41.96	62.87		1,630,250	1.16		1.18		0.24		58
Year ended 04/30/20	34.02	0.17	(7.29)	(7.12)	–	(1.06)	(1.06)	25.84	(21.65)		1,167,164	1.21		1.21		0.53		38
Year ended 04/30/19	38.47	0.13	(0.69)	(0.56)	(0.14)	(3.75)	(3.89)	34.02	(0.03)		871,220	1.19		1.19		0.37		38
Year ended 04/30/18	38.52	0.07	4.37	4.44	(0.24)	(4.25)	(4.49)	38.47	12.11		938,346	1.19		1.19		0.19		44
Class C
Six months ended 10/31/22	27.29	0.05	0.06	0.11	–	–	–	27.40	0.40	(e)	48,509	1.86	(d)(e)	1.86	(d)(e)	0.35	(d)(e)	29
Year ended 04/30/22	32.81	(0.09)	(0.60)	(0.69)	–	(4.83)	(4.83)	27.29	(2.77	)(e)	52,304	1.84	(e)	1.84	(e)	(0.28	)(e)	117
Year ended 04/30/21	20.31	(0.11)	12.65	12.54	(0.04)	–	(0.04)	32.81	61.76	(e)	64,246	1.86	(e)	1.89	(e)	(0.46	)(e)	58
Year ended 04/30/20	27.15	(0.05)	(5.73)	(5.78)	–	(1.06)	(1.06)	20.31	(22.20	)(e)	67,089	1.93	(e)	1.93	(e)	(0.19	)(e)	38
Year ended 04/30/19	31.66	(0.11)	(0.65)	(0.76)	–	(3.75)	(3.75)	27.15	(0.77	)(e)	29,562	1.91	(e)	1.91	(e)	(0.35	)(e)	38
Year ended 04/30/18	32.44	(0.17)	3.64	3.47	–	(4.25)	(4.25)	31.66	11.30	(e)	82,217	1.92	(e)	1.92	(e)	(0.54	)(e)	44
Class R
Six months ended 10/31/22	36.00	0.14	0.09	0.23	–	–	–	36.23	0.64		58,364	1.40	(d)	1.40	(d)	0.81	(d)	29
Year ended 04/30/22	41.58	0.09	(0.84)	(0.75)	–	(4.83)	(4.83)	36.00	(2.32)		59,416	1.36		1.36		0.20		117
Year ended 04/30/21	25.65	0.00	16.01	16.01	(0.08)	–	(0.08)	41.58	62.48		66,822	1.40		1.43		0.00		58
Year ended 04/30/20	33.86	0.09	(7.24)	(7.15)	–	(1.06)	(1.06)	25.65	(21.84)		51,330	1.46		1.46		0.28		38
Year ended 04/30/19	38.24	0.04	(0.67)	(0.63)	–	(3.75)	(3.75)	33.86	(0.28)		19,979	1.44		1.44		0.12		38
Year ended 04/30/18	38.26	(0.02)	4.33	4.31	(0.08)	(4.25)	(4.33)	38.24	11.81		25,189	1.44		1.44		(0.06)		44
Class Y
Six months ended 10/31/22	36.78	0.24	0.08	0.32	–	–	–	37.10	0.87		134,383	0.90	(d)	0.90	(d)	1.31	(d)	29
Year ended 04/30/22	42.34	0.29	(0.84)	(0.55)	(0.18)	(4.83)	(5.01)	36.78	(1.81)		145,106	0.86		0.86		0.70		117
Year ended 04/30/21	26.04	0.16	16.29	16.45	(0.15)	–	(0.15)	42.34	63.28		148,861	0.91		0.93		0.49		58
Year ended 04/30/20	34.28	0.25	(7.34)	(7.09)	(0.09)	(1.06)	(1.15)	26.04	(21.46)		154,826	0.96		0.96		0.78		38
Year ended 04/30/19	38.76	0.23	(0.71)	(0.48)	(0.25)	(3.75)	(4.00)	34.28	0.21		155,238	0.94		0.94		0.62		38
Year ended 04/30/18	38.80	0.17	4.40	4.57	(0.36)	(4.25)	(4.61)	38.76	12.38		208,223	0.94		0.94		0.44		44
Class R5
Six months ended 10/31/22	36.81	0.25	0.09	0.34	–	–	–	37.15	0.93		9,818	0.83	(d)	0.83	(d)	1.38	(d)	29
Year ended 04/30/22	42.39	0.32	(0.85)	(0.53)	(0.22)	(4.83)	(5.05)	36.81	(1.75)		10,443	0.79		0.79		0.77		117
Year ended 04/30/21	26.06	0.20	16.30	16.50	(0.17)	–	(0.17)	42.39	63.44		12,304	0.79		0.79		0.61		58
Year ended 04/30/20	34.30	0.28	(7.33)	(7.05)	(0.13)	(1.06)	(1.19)	26.06	(21.36)		10,999	0.86		0.86		0.88		38
Year ended 04/30/19	38.80	0.26	(0.73)	(0.47)	(0.28)	(3.75)	(4.03)	34.30	0.27		27,732	0.86		0.86		0.70		38
Year ended 04/30/18	38.84	0.20	4.43	4.63	(0.42)	(4.25)	(4.67)	38.80	12.53		62,354	0.86		0.86		0.52		44
Class R6
Six months ended 10/31/22	36.81	0.26	0.10	0.36	–	–	–	37.17	0.98		57,877	0.76	(d)	0.76	(d)	1.45	(d)	29
Year ended 04/30/22	42.38	0.35	(0.85)	(0.50)	(0.24)	(4.83)	(5.07)	36.81	(1.69)		60,549	0.72		0.72		0.84		117
Year ended 04/30/21	26.05	0.21	16.30	16.51	(0.18)	–	(0.18)	42.38	63.53		63,949	0.75		0.75		0.65		58
Year ended 04/30/20	34.31	0.30	(7.34)	(7.04)	(0.16)	(1.06)	(1.22)	26.05	(21.32)		51,007	0.79		0.79		0.95		38
Year ended 04/30/19	38.82	0.29	(0.73)	(0.44)	(0.32)	(3.75)	(4.07)	34.31	0.37		68,568	0.78		0.78		0.78		38
Year ended 04/30/18	38.88	0.24	4.42	4.66	(0.47)	(4.25)	(4.72)	38.82	12.59		140,889	0.77		0.77		0.61		44

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $846,125,268 in connection with the acquisition of Invesco Oppenheimer Mid Cap Value Fund into the Fund.

(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96%, 0.98%, 0.96%, 0.97%, 0.97% and 0.97% for the six months ended October 31, 2022 and the years ended April 30, 2022, 2021, 2020, 2019 and 2018 respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco American Value Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco American Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco American Value Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

12	Invesco American Value Fund

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, the Fund paid the Adviser $3,170 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.720%

Next $500 million	0.715%

Next $1 billion	0.585%

Next $4 billion	0.563%

Over $6 billion	0.543%

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

13	Invesco American Value Fund

For the six months ended October 31, 2022, the Adviser waived advisory fees of $33,264.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $70,810 in front-end sales commissions from the sale of Class A shares and $2,079 and $739 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $12,141 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,636,808,655	$16,256,455	$–	$1,653,065,110

Money Market Funds	84,011,893	117,933,619	–	201,945,512

Total Investments in Securities	1,720,820,548	134,190,074	–	1,855,010,622

Other Investments - Assets*

Forward Foreign Currency Contracts	–	31,071	–	31,071

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(101,755)	–	(101,755)

Total Other Investments	–	(70,684)	–	(70,684)

Total Investments	$1,720,820,548	$134,119,390	$–	$1,854,939,938

*	Unrealized appreciation (depreciation).

14	Invesco American Value Fund

NOTE 4–Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2022:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$31,071

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$31,071

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(101,755)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(101,755)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$ –	$ (64,239)	$(64,239)	$–	$–	$(64,239)

J.P. Morgan Chase Bank, N.A.	31,071	–	31,071	–	–	31,071

Royal Bank of Canada	–	(37,516)	(37,516)	–	–	(37,516)

Total	$31,071	$(101,755)	$(70,684)	$–	$–	$(70,684)

Effect of Derivative Investments for the six months ended October 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(655,396)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(70,684)

Total	$(726,080)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$34,682,052

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended October 31, 2022, the Fund engaged in securities purchases of $4,552,353 and securities sales of $9,375,488, which resulted in net realized gains of $2,641,895.

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,603.

15	Invesco American Value Fund

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$80,684,491	$24,996,327	$105,680,818

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $486,930,877 and $578,711,480, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 156,875,547

Aggregate unrealized (depreciation) of investments	(139,245,571)

Net unrealized appreciation of investments	$ 17,629,976

Cost of investments for tax purposes is $1,837,309,962.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,059,564	$37,458,571	2,506,883	$101,983,627

Class C	121,340	3,178,776	320,077	10,094,048

Class R	120,108	4,158,129	251,204	10,133,421

Class Y	189,941	6,772,156	861,822	34,938,522

Class R5	22,591	803,335	39,231	1,626,581

Class R6	120,883	4,295,506	386,073	15,851,962

Issued as reinvestment of dividends:
Class A	-	-	4,489,149	170,856,852

Class C	-	-	289,108	8,271,367

Class R	-	-	191,434	7,215,168

Class Y	-	-	359,696	13,823,134

Class R5	-	-	36,123	1,389,281

Class R6	-	-	177,502	6,824,948

16	Invesco American Value Fund

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	80,337	$2,800,136	198,914	$8,020,020

Class C	(107,327)	(2,800,136)	(259,857)	(8,020,020)

Reacquired:
Class A	(2,460,491)	(86,638,650)	(5,505,513)	(225,281,008)

Class C	(160,537)	(4,241,167)	(390,903)	(12,346,142)

Class R	(159,637)	(5,473,473)	(399,338)	(16,218,321)

Class Y	(513,804)	(18,167,707)	(791,393)	(32,574,931)

Class R5	(42,014)	(1,523,808)	(81,883)	(3,339,500)

Class R6	(208,452)	(7,461,497)	(427,612)	(17,745,534)

Net increase (decrease) in share activity	(1,937,498)	$(66,839,829)	2,250,717	$75,503,475

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 12–Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Value Opportunities Fund (the “Acquiring Fund”).

The reorganization is expected to be consummated at the close of business on or about February 10, 2023. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

17	Invesco American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,007.70	$5.82	$1,019.41	$5.85	1.15%
Class C	1,000.00	1,004.00	9.40	1,015.83	9.45	1.86
Class R	1,000.00	1,006.40	7.08	1,018.15	7.12	1.40
Class Y	1,000.00	1,008.70	4.56	1,020.67	4.58	0.90
Class R5	1,000.00	1,009.30	4.20	1,021.02	4.23	0.83
Class R6	1,000.00	1,009.80	3.85	1,021.37	3.87	0.76

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18	Invesco American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s stock selection in and allocation to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

19	Invesco American Value Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the

Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

    At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

    The Board’s Evaluation Process

    The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about

20	Invesco American Value Fund

investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

    Factors and Conclusions and Summary of Independent Written Fee Evaluation

    A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

    The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

    B. Fund Investment Performance

    The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board noted that the Fund’s stock selection in and allocation to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

    C. Advisory and Sub-Advisory Fees and Fund Expenses

    The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

    D. Economies of Scale and Breakpoints

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally

21	Invesco American Value Fund

operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

    E. Profitability and Financial Resources

    The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

    F. Collateral Benefits to Invesco Advisers and its Affiliates

    The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22	Invesco American Value Fund

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-AMVA-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Comstock Fund

Nasdaq:

A: ACSTX ∎ C: ACSYX ∎ R: ACSRX ∎ Y: ACSDX ∎ R5: ACSHX ∎ R6: ICSFX

2	Fund Performance

4	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.36%
Class C Shares	-0.01
Class R Shares	0.26
Class Y Shares	0.50
Class R5 Shares	0.53
Class R6 Shares	0.56
S&P 500 Index▼ (Broad Market Index)	-5.50
Russell 1000 Value Index▼ (Style-Specific Index)	-3.19
Lipper Large-Cap Value Funds Index◾ (Peer Group Index)	-2.73

Source(s): ▼RIMES Technologies Corp.; ◾Lipper Inc.

    The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Comstock Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges

Class A Shares
Inception (10/7/68)	10.64%
10 Years	10.38
5 Years	7.49
1 Year	-4.21

Class C Shares
Inception (10/26/93)	9.63%
10 Years	10.36
5 Years	7.92
1 Year	-0.33

Class R Shares
Inception (10/1/02)	9.19%
10 Years	10.74
5 Years	8.44
1 Year	1.10

Class Y Shares
Inception (10/29/04)	8.26%
10 Years	11.29
5 Years	8.99
1 Year	1.62

Class R5 Shares
Inception (6/1/10)	11.87%
10 Years	11.38
5 Years	9.06
1 Year	1.65

Class R6 Shares
Inception (9/24/12)	11.22%
10 Years	11.47
5 Years	9.15
1 Year	1.76

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, Van Kampen Comstock Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Comstock Fund (renamed Invesco Comstock Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those of Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Comstock Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.22%
Aerospace & Defense–0.94%
Textron, Inc.	1,350,267	$92,412,273

Air Freight & Logistics–1.53%
FedEx Corp.	936,397	150,085,711

Apparel Retail–0.60%
Ross Stores, Inc.	618,161	59,151,826

Apparel, Accessories & Luxury Goods–0.77%
Ralph Lauren Corp.(b)	813,276	75,382,552

Asset Management & Custody Banks–1.88%
State Street Corp.	2,486,321	183,987,754

Automobile Manufacturers–1.68%
General Motors Co.	4,186,274	164,311,255

Building Products–2.02%
Johnson Controls International PLC	3,422,682	197,967,927

Cable & Satellite–1.10%
Comcast Corp., Class A	3,408,435	108,183,727

Casinos & Gaming–1.29%
Las Vegas Sands Corp.(b)(c)	3,315,295	126,014,363

Communications Equipment–2.76%
Cisco Systems, Inc.	4,260,735	193,565,191

F5, Inc.(c)	537,064	76,751,816

		270,317,007

Construction Machinery & Heavy Trucks–3.44%
Caterpillar, Inc.	814,432	176,291,951

Wabtec Corp.	1,728,179	161,204,537

		337,496,488

Diversified Banks–8.13%
Bank of America Corp.	7,807,423	281,379,525

Citigroup, Inc.	3,137,991	143,908,267

JPMorgan Chase & Co.	936,083	117,834,128

Wells Fargo & Co.	5,537,779	254,682,456

		797,804,376

Diversified Chemicals–0.40%
BASF SE (Germany)	865,627	38,858,414

Electric Utilities–1.14%
PPL Corp.	4,237,464	112,250,421

Electrical Components & Equipment–3.24%
Eaton Corp. PLC	1,132,567	169,964,330

Emerson Electric Co.	1,706,543	147,786,624

		317,750,954

Fertilizers & Agricultural Chemicals–1.79%
CF Industries Holdings, Inc.	995,958	105,830,497

Corteva, Inc.	1,065,426	69,614,935

		175,445,432

	Shares	Value

Health Care Distributors–2.49%
Henry Schein, Inc.(b)(c)	1,470,252	$100,653,452
McKesson Corp.	369,483	143,865,596

		244,519,048

Health Care Equipment–2.28%
Becton, Dickinson and Co.	460,114	108,573,101

Medtronic PLC	1,321,351	115,406,796

		223,979,897

Health Care Facilities–2.01%
HCA Healthcare, Inc.	499,430	108,611,042

Universal Health Services, Inc., Class B	763,865	88,509,038

		197,120,080

Health Care Services–1.96%
CVS Health Corp.	2,031,147	192,349,621

Health Care Supplies–0.37%
DENTSPLY SIRONA, Inc.	1,188,135	36,618,321

Hotel & Resort REITs–0.64%
Host Hotels & Resorts, Inc.(b)	3,330,162	62,873,459

Hotels, Resorts & Cruise Lines–1.70%
Booking Holdings, Inc.(c)	89,413	167,155,815

Household Products–1.59%
Kimberly-Clark Corp.	1,251,302	155,737,047

Industrial Conglomerates–1.04%
General Electric Co.(b)	1,314,917	102,313,692

Integrated Oil & Gas–5.74%
Chevron Corp.	1,564,528	283,023,115

Exxon Mobil Corp.	798,786	88,513,477

Suncor Energy, Inc. (Canada)	5,558,797	191,167,029

		562,703,621

Interactive Media & Services–0.78%
Meta Platforms, Inc., Class A(c)	823,188	76,688,194

Internet & Direct Marketing Retail–0.32%
eBay, Inc.	783,711	31,223,046

Investment Banking & Brokerage–2.58%
Goldman Sachs Group, Inc. (The)	432,771	149,093,937

Morgan Stanley	1,263,499	103,821,713

		252,915,650

IT Consulting & Other Services–2.83%
Cognizant Technology Solutions Corp., Class A	2,320,246	144,435,314

DXC Technology Co.(c)	4,643,271	133,494,041

		277,929,355

Life & Health Insurance–1.14%
MetLife, Inc.	1,528,675	111,914,297

Managed Health Care–3.88%
Elevance Health, Inc.	508,474	278,018,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Comstock Fund

	Shares	Value

Managed Health Care–(continued)
Humana, Inc.	184,231	$102,815,636

		380,833,965

Multi-line Insurance–2.20%
American International Group, Inc.	3,792,071	216,148,047

Oil & Gas Exploration & Production–6.77%
ConocoPhillips	1,363,989	171,985,373

Devon Energy Corp.(b)	1,283,802	99,302,085

Hess Corp.(b)	1,167,118	164,657,008

Marathon Oil Corp.	4,243,072	129,201,542

Pioneer Natural Resources Co.(b)	387,047	99,242,721

		664,388,729

Packaged Foods & Meats–0.72%
Kraft Heinz Co. (The)	1,833,480	70,533,976

Paper Packaging–1.36%
International Paper Co.	3,955,623	132,948,489

Personal Products–0.76%
Haleon PLC (United Kingdom)(c)	24,361,163	74,821,976

Pharmaceuticals–5.76%
Bristol-Myers Squibb Co.	1,527,921	118,368,040

Johnson & Johnson	975,451	169,699,211

Merck & Co., Inc.	1,514,126	153,229,551

Sanofi, ADR (France)	2,874,367	124,258,885

		565,555,687

Property & Casualty Insurance–0.95%
Allstate Corp. (The)(b)	739,081	93,308,976

Regional Banks–4.73%
Citizens Financial Group, Inc.	3,053,762	124,898,866

Fifth Third Bancorp(b)	3,269,646	116,693,666

Huntington Bancshares, Inc.(b)	7,741,580	117,517,184

M&T Bank Corp.(b)	625,155	105,257,347

		464,367,063

Semiconductors–2.89%
Intel Corp.	1,649,975	46,908,789

NXP Semiconductors N.V. (China)	941,494	137,533,444

QUALCOMM, Inc.	845,478	99,478,941

		283,921,174

	Shares	Value

Soft Drinks–1.08%
Coca-Cola Co. (The)	1,772,457	$106,081,551

Systems Software–1.26%
Microsoft Corp.	531,933	123,477,607

Tobacco–2.45%
Philip Morris International, Inc.	2,619,393	240,591,247

Wireless Telecommunication Services–1.23%
T-Mobile US, Inc.(c)	797,246	120,830,604

Total Common Stocks & Other Equity Interests (Cost $6,342,641,155)		9,441,270,714

Money Market Funds–4.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e)	138,682,826	138,682,826

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(d)(e)	98,681,163	98,700,899

Invesco Treasury Portfolio, Institutional Class, 3.08%(d)(e)	158,494,658	158,494,658

Total Money Market Funds (Cost $395,835,822)		395,878,383

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $6,738,476,977)		9,837,149,097

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.98%
Invesco Private Government Fund, 3.18%(d)(e)(f)	53,877,919	53,877,919

Invesco Private Prime Fund, 3.28%(d)(e)(f)	139,981,169	139,981,169

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $193,857,459)		193,859,088

TOTAL INVESTMENTS IN SECURITIES–102.23% (Cost $6,932,334,436)		10,031,008,185

OTHER ASSETS LESS LIABILITIES–(2.23)%		(218,423,888)

NET ASSETS–100.00%		$9,812,584,297

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Comstock Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$185,898,585	$ 192,530,055	$ (239,745,814)	$ -	$ -	$138,682,826	$1,364,909
Invesco Liquid Assets Portfolio, Institutional Class	132,378,481	137,521,468	(171,247,010)	35,717	12,243	98,700,899	970,447
Invesco Treasury Portfolio, Institutional Class	212,455,525	220,034,349	(273,995,216)	-	-	158,494,658	1,480,260
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,385,302	430,696,206	(395,203,589)	-	-	53,877,919	377,014	*
Invesco Private Prime Fund	42,899,037	1,061,869,951	(964,788,425)	1,209	(603)	139,981,169	1,045,840	*
Total	$592,016,930	$2,042,652,029	$(2,044,980,054)	$36,926	$11,640	$589,737,471	$5,238,470

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

		Contract to				Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive

Currency Risk
11/18/2022	Canadian Imperial Bank of Commerce	USD	2,817,774	CAD	3,869,676	$ 22,876
11/18/2022	Deutsche Bank AG	EUR	1,608,677	USD	1,604,195	12,635
11/18/2022	Royal Bank of Canada	EUR	2,037,958	USD	2,026,934	10,661

Subtotal–Appreciation						46,172

Currency Risk
11/18/2022	Canadian Imperial Bank of Commerce	CAD	131,024,264	USD	95,154,037	(1,028,194)
11/18/2022	Canadian Imperial Bank of Commerce	EUR	2,656,219	USD	2,627,509	(447)
11/18/2022	Deutsche Bank AG	EUR	9,514,144	USD	9,270,574	(142,337)
11/18/2022	Royal Bank of Canada	EUR	66,699,893	USD	65,018,789	(971,396)
11/18/2022	Royal Bank of Canada	GBP	33,027,647	USD	36,698,339	(1,194,096)

Subtotal–Depreciation						(3,336,470)

Total Forward Foreign Currency Contracts						$(3,290,298)

Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Comstock Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2022

Financials	21.61%

Health Care	18.76

Energy	12.51

Industrials	12.21

Information Technology	9.74

Consumer Staples	6.60

Consumer Discretionary	6.35

Materials	3.54

Communication Services	3.12

Other Sectors, Each Less than 2% of Net Assets	1.78

Money Market Funds Plus Other Assets Less Liabilities	3.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Comstock Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $6,342,641,155)*	$9,441,270,714

Investments in affiliated money market funds, at value (Cost $589,693,281)	589,737,471

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	46,172

Foreign currencies, at value (Cost $423)	411

Receivable for:
Investments sold	4,797,899

Fund shares sold	7,919,514

Dividends	4,847,715

Investment for trustee deferred compensation and retirement plans	689,508

Other assets	208,491

Total assets	10,049,517,895

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	3,336,470

Payable for:
Investments purchased	8,847,620

Fund shares reacquired	25,106,260

Amount due custodian	58,640

Collateral upon return of securities loaned	193,857,459

Accrued fees to affiliates	4,541,543

Accrued other operating expenses	396,805

Trustee deferred compensation and retirement plans	788,801

Total liabilities	236,933,598

Net assets applicable to shares outstanding	$9,812,584,297

Net assets consist of:
Shares of beneficial interest	$5,783,612,223

Distributable earnings	4,028,972,074

$9,812,584,297

Net Assets:
Class A	$6,029,076,351

Class C	$98,086,322

Class R	$131,131,060

Class Y	$1,665,777,225

Class R5	$391,358,396

Class R6	$1,497,154,943

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	207,942,555

Class C	3,380,584

Class R	4,521,451

Class Y	57,457,337

Class R5	13,512,588

Class R6	51,716,575

Class A:
Net asset value per share	$28.99

Maximum offering price per share (Net asset value of $28.99 ÷ 94.50%)	$30.68

Class C:
Net asset value and offering price per share	$29.01

Class R:
Net asset value and offering price per share	$29.00

Class Y:
Net asset value and offering price per share	$28.99

Class R5:
Net asset value and offering price per share	$28.96

Class R6:
Net asset value and offering price per share	$28.95

*	At October 31, 2022, securities with an aggregate value of $190,313,344 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Comstock Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $1,629,463)	$120,153,394

Dividends from affiliated money market funds (includes net securities lending income of $77,215)	3,892,831

Total investment income	124,046,225

Expenses:

Advisory fees	18,329,164

Administrative services fees	723,280

Custodian fees	59,131

Distribution fees:
Class A	7,410,784

Class C	476,472

Class R	324,471

Transfer agent fees – A, C, R and Y	5,900,866

Transfer agent fees – R5	195,090

Transfer agent fees – R6	215,413

Trustees’ and officers’ fees and benefits	36,272

Registration and filing fees	151,847

Reports to shareholders	219,169

Professional services fees	57,356

Other	37,426

Total expenses	34,136,741

Less: Fees waived and/or expense offset arrangement(s)	(247,141)

Net expenses	33,889,600

Net investment income	90,156,625

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	361,479,812

Affiliated investment securities	11,640

Foreign currencies	(245,312)

Forward foreign currency contracts	19,022,293

380,268,433

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(425,826,535)

Affiliated investment securities	36,926

Foreign currencies	13,217

Forward foreign currency contracts	(6,481,829)

(432,258,221)

Net realized and unrealized gain (loss)	(51,989,788)

Net increase in net assets resulting from operations	$38,166,837

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Comstock Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:

Net investment income	$90,156,625	$162,200,853

Net realized gain	380,268,433	1,295,596,714

Change in net unrealized appreciation (depreciation)	(432,258,221)	(562,099,796)

Net increase in net assets resulting from operations	38,166,837	895,697,771

Distributions to shareholders from distributable earnings:
Class A	(55,052,600)	(503,622,835)

Class C	(520,917)	(6,744,320)

Class R	(1,030,907)	(10,723,125)

Class Y	(16,643,106)	(125,976,912)

Class R5	(4,211,227)	(36,975,919)

Class R6	(16,497,243)	(143,157,969)

Total distributions from distributable earnings	(93,956,000)	(827,201,080)

Share transactions–net:
Class A	(13,506,483)	144,326,364

Class C	4,801,927	1,972,852

Class R	(1,716,597)	(6,912,302)

Class Y	85,013,903	72,326,174

Class R5	(14,640,690)	(130,036,799)

Class R6	67,047,776	(119,889,944)

Net increase (decrease) in net assets resulting from share transactions	126,999,836	(38,213,655)

Net increase in net assets	71,210,673	30,283,036

Net assets:
Beginning of period	9,741,373,624	9,711,090,588

End of period	$9,812,584,297	$9,741,373,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Comstock Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 10/31/22	$29.17	$0.25	$(0.16)	$0.09	$(0.27)	$ –	$(0.27)	$28.99	0.36%		$6,029,076	0.81	%(d)	0.81	%(d)	1.77	%(d)	10%
Year ended 04/30/22	29.09	0.46	2.19	2.65	(0.42)	(2.15)	(2.57)	29.17	9.29		6,077,682	0.80		0.80		1.52		20
Year ended 04/30/21	18.95	0.40	10.24	10.64	(0.50)	–	(0.50)	29.09	56.89		5,900,704	0.82		0.82		1.74		19
Year ended 04/30/20	25.18	0.51	(4.88)	(4.37)	(0.52)	(1.34)	(1.86)	18.95	(18.76)		4,512,553	0.82		0.83		2.16		30
Year ended 04/30/19	26.67	0.46	0.23	0.69	(0.41)	(1.77)	(2.18)	25.18	3.51		6,350,025	0.80		0.81		1.79		23
Year ended 04/30/18	24.03	0.36	3.23	3.59	(0.36)	(0.59)	(0.95)	26.67	15.09		6,433,646	0.81		0.81		1.38		14
Class C
Six months ended 10/31/22	29.18	0.15	(0.17)	(0.02)	(0.15)	–	(0.15)	29.01	(0.01)		98,086	1.56	(d)	1.56	(d)	1.02	(d)	10
Year ended 04/30/22	29.10	0.23	2.19	2.42	(0.19)	(2.15)	(2.34)	29.18	8.46		93,877	1.55		1.55		0.77		20
Year ended 04/30/21	18.95	0.23	10.25	10.48	(0.33)	–	(0.33)	29.10	55.82	(e)	91,597	1.56	(e)	1.56	(e)	1.00	(e)	19
Year ended 04/30/20	25.16	0.35	(4.87)	(4.52)	(0.35)	(1.34)	(1.69)	18.95	(19.32	)(e)	96,492	1.49	(e)	1.50	(e)	1.49	(e)	30
Year ended 04/30/19	26.66	0.27	0.21	0.48	(0.21)	(1.77)	(1.98)	25.16	2.68	(e)	158,707	1.54	(e)	1.55	(e)	1.05	(e)	23
Year ended 04/30/18	24.02	0.16	3.24	3.40	(0.17)	(0.59)	(0.76)	26.66	14.24	(e)	468,225	1.55	(e)	1.55	(e)	0.64	(e)	14
Class R
Six months ended 10/31/22	29.17	0.22	(0.16)	0.06	(0.23)	–	(0.23)	29.00	0.26		131,131	1.06	(d)	1.06	(d)	1.52	(d)	10
Year ended 04/30/22	29.09	0.39	2.18	2.57	(0.34)	(2.15)	(2.49)	29.17	9.01		133,669	1.05		1.05		1.27		20
Year ended 04/30/21	18.95	0.34	10.24	10.58	(0.44)	–	(0.44)	29.09	56.50		139,451	1.07		1.07		1.49		19
Year ended 04/30/20	25.17	0.45	(4.87)	(4.42)	(0.46)	(1.34)	(1.80)	18.95	(18.95)		133,186	1.07		1.08		1.91		30
Year ended 04/30/19	26.67	0.40	0.21	0.61	(0.34)	(1.77)	(2.11)	25.17	3.20		212,843	1.05		1.06		1.54		23
Year ended 04/30/18	24.03	0.29	3.24	3.53	(0.30)	(0.59)	(0.89)	26.67	14.80		265,368	1.06		1.06		1.13		14
Class Y
Six months ended 10/31/22	29.17	0.29	(0.17)	0.12	(0.30)	–	(0.30)	28.99	0.50		1,665,777	0.56	(d)	0.56	(d)	2.02	(d)	10
Year ended 04/30/22	29.09	0.54	2.19	2.73	(0.50)	(2.15)	(2.65)	29.17	9.57		1,589,325	0.55		0.55		1.77		20
Year ended 04/30/21	18.95	0.45	10.25	10.70	(0.56)	–	(0.56)	29.09	57.28		1,511,312	0.57		0.57		1.99		19
Year ended 04/30/20	25.18	0.57	(4.88)	(4.31)	(0.58)	(1.34)	(1.92)	18.95	(18.54)		1,179,055	0.57		0.58		2.41		30
Year ended 04/30/19	26.68	0.52	0.22	0.74	(0.47)	(1.77)	(2.24)	25.18	3.73		1,765,456	0.55		0.56		2.04		23
Year ended 04/30/18	24.03	0.41	3.25	3.66	(0.42)	(0.59)	(1.01)	26.68	15.41		1,861,752	0.56		0.56		1.63		14
Class R5
Six months ended 10/31/22	29.14	0.30	(0.17)	0.13	(0.31)	–	(0.31)	28.96	0.53		391,358	0.51	(d)	0.51	(d)	2.07	(d)	10
Year ended 04/30/22	29.06	0.55	2.19	2.74	(0.51)	(2.15)	(2.66)	29.14	9.63		408,406	0.50		0.50		1.82		20
Year ended 04/30/21	18.93	0.47	10.23	10.70	(0.57)	–	(0.57)	29.06	57.39		529,916	0.50		0.50		2.06		19
Year ended 04/30/20	25.16	0.58	(4.87)	(4.29)	(0.60)	(1.34)	(1.94)	18.93	(18.50)		440,298	0.50		0.51		2.48		30
Year ended 04/30/19	26.66	0.54	0.22	0.76	(0.49)	(1.77)	(2.26)	25.16	3.80		665,081	0.48		0.49		2.11		23
Year ended 04/30/18	24.02	0.44	3.23	3.67	(0.44)	(0.59)	(1.03)	26.66	15.46		735,462	0.50		0.50		1.69		14
Class R6
Six months ended 10/31/22	29.13	0.31	(0.17)	0.14	(0.32)	–	(0.32)	28.95	0.56		1,497,155	0.44	(d)	0.44	(d)	2.14	(d)	10
Year ended 04/30/22	29.05	0.57	2.19	2.76	(0.53)	(2.15)	(2.68)	29.13	9.72		1,438,415	0.43		0.43		1.89		20
Year ended 04/30/21	18.92	0.48	10.24	10.72	(0.59)	–	(0.59)	29.05	57.56		1,538,111	0.42		0.42		2.14		19
Year ended 04/30/20	25.16	0.60	(4.88)	(4.28)	(0.62)	(1.34)	(1.96)	18.92	(18.46)		2,268,887	0.41		0.42		2.57		30
Year ended 04/30/19	26.66	0.56	0.22	0.78	(0.51)	(1.77)	(2.28)	25.16	3.90		2,962,672	0.39		0.40		2.20		23
Year ended 04/30/18	24.01	0.47	3.24	3.71	(0.47)	(0.59)	(1.06)	26.66	15.61		2,587,663	0.41		0.41		1.78		14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99%, 0.92%, 0.99% and 0.99% for the years ended April 30, 2021, 2020, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Comstock Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Comstock Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco Comstock Fund

consistent with the federal securities laws. For the six months ended October 31, 2022, the Fund paid the Adviser $3,080 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.
J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.500%

Next $1 billion	0.450%

Next $1 billion	0.400%

Over $3 billion	0.350%

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $239,062.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

14	Invesco Comstock Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $300,021 in front-end sales commissions from the sale of Class A shares and $8,599 and $16,464 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $13,521 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$9,327,590,324	$113,680,390	$–	$9,441,270,714

Money Market Funds	395,878,383	193,859,088	–	589,737,471

Total Investments in Securities	9,723,468,707	307,539,478	–	10,031,008,185

Other Investments - Assets*

Forward Foreign Currency Contracts	–	46,172	–	46,172

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(3,336,470)	–	(3,336,470)

Total Other Investments	–	(3,290,298)	–	(3,290,298)

Total Investments	$9,723,468,707	$304,249,180	$–	$10,027,717,887

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

15	Invesco Comstock Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2022:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$ 46,172

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$ 46,172

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(3,336,470)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(3,336,470)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Canadian Imperial Bank of Commerce	$22,876	$(1,028,641)	$(1,005,765)	$–	$–	$(1,005,765)

Deutsche Bank AG	12,635	(142,337)	(129,702)	–	–	(129,702)

Royal Bank of Canada	10,661	(2,165,492)	(2,154,831)	–	–	(2,154,831)

Total	$46,172	$(3,336,470)	$(3,290,298)	$–	$–	$(3,290,298)

Effect of Derivative Investments for the six months ended October 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain:
Forward foreign currency contracts	$19,022,293

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(3,290,298)

Total	$15,731,995

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$206,240,699

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,381.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16	Invesco Comstock Fund

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $1,186,233,368 and $883,409,573, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,225,188,608

Aggregate unrealized (depreciation) of investments	(224,891,750)

Net unrealized appreciation of investments	$3,000,296,858

Cost of investments for tax purposes is $7,027,421,029.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended October 31, 2022(a)		Year ended April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	8,399,707	$238,142,501	14,724,385	$445,624,445

Class C	641,335	18,228,757	980,910	29,760,075

Class R	578,083	16,351,724	1,072,501	32,527,460

Class Y	10,545,768	299,612,153	14,511,877	439,572,560

Class R5	884,222	25,225,516	2,060,677	62,436,337

Class R6	9,516,882	269,168,279	14,507,758	438,193,074

Issued as reinvestment of dividends:
Class A	1,837,348	49,543,999	16,009,887	461,451,798

Class C	17,627	475,995	218,242	6,278,592

Class R	38,209	1,030,678	372,270	10,727,536

Class Y	489,853	13,203,427	3,673,337	105,950,211

Class R5	156,065	4,202,136	1,282,190	36,965,100

Class R6	585,628	15,761,997	4,869,786	140,308,053

Automatic conversion of Class C shares to Class A shares:
Class A	181,226	5,112,551	487,373	14,667,550

Class C	(181,135)	(5,112,551)	(487,190)	(14,667,550)

17	Invesco Comstock Fund

	Summary of Share Activity

	Six months ended October 31, 2022(a)		Year ended April 30, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(10,842,213)	$(306,305,534)	(25,722,064)	$(777,417,429)

Class C	(314,380)	(8,790,274)	(643,006)	(19,398,265)

Class R	(676,703)	(19,098,999)	(1,656,582)	(50,167,298)

Class Y	(8,065,353)	(227,801,677)	(15,654,017)	(473,196,597)

Class R5	(1,542,740)	(44,068,342)	(7,562,051)	(229,438,236)

Class R6	(7,768,453)	(217,882,500)	(22,941,161)	(698,391,071)

Net increase (decrease) in share activity	4,480,976	$126,999,836	105,122	$(38,213,655)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18	Invesco Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (05/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,003.60	$4.09	$1,021.12	$4.13	0.81%
Class C	1,000.00	999.90	7.86	1,017.34	7.93	1.56
Class R	1,000.00	1,002.60	5.35	1,019.86	5.40	1.06
Class Y	1,000.00	1,005.00	2.83	1,022.38	2.85	0.56
Class R5	1,000.00	1,005.30	2.58	1,022.63	2.60	0.51
Class R6	1,000.00	1,005.60	2.22	1,022.99	2.24	0.44

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	Invesco Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to detailed follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the

Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board noted that the Fund underwent an investment process change in September 2020. The Board recognized that the performance data reflects a snapshot in time as of a

20	Invesco Comstock Fund

particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21	Invesco Comstock Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-COM-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Comstock Select Fund

Nasdaq:

A: CGRWX ∎ C: CGRCX ∎ R: CGRNX ∎ Y: CGRYX ∎ R5: IOVVX ∎ R6: OGRIX

2	Fund Performance

4	Schedule of Investments

6	Financial Statements

9	Financial Highlights

10	Notes to Financial Statements

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.78%
Class C Shares	0.40
Class R Shares	0.64
Class Y Shares	0.91
Class R5 Shares	0.98
Class R6 Shares	0.95
Russell 1000 Value Index▼	-3.19

Source(s): ▼RIMES Technologies Corp.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

   The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

   A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Comstock Select Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges

Class A Shares
Inception (9/16/85)	9.45%
10 Years	9.82
5 Years	7.63
1 Year	-4.82

Class C Shares
Inception (5/1/96)	7.07%
10 Years	9.78
5 Years	8.03
1 Year	-0.99

Class R Shares
Inception (3/1/01)	6.73%
10 Years	10.16
5 Years	8.58
1 Year	0.45

Class Y Shares
Inception (12/16/96)	7.47%
10 Years	10.72
5 Years	9.12
1 Year	0.98

Class R5 Shares
10 Years	10.57%
5 Years	9.12
1 Year	1.10

Class R6 Shares
Inception (2/28/12)	10.52%
10 Years	10.89
5 Years	9.27
1 Year	1.09

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Value Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Value Fund. Note: The Fund was subsequently renamed the Invesco Comstock Select Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Comstock Select Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.39%
Air Freight & Logistics–2.48%
FedEx Corp.	102,535	$16,434,310

Asset Management & Custody Banks–3.13%
State Street Corp.	279,909	20,713,266

Automobile Manufacturers–1.58%
General Motors Co.	266,054	10,442,620

Building Products–2.92%
Johnson Controls International PLC	334,192	19,329,665

Casinos & Gaming–3.18%
Las Vegas Sands Corp.(b)	553,449	21,036,596

Construction Machinery & Heavy Trucks–3.33%
Wabtec Corp.	235,834	21,998,596

Diversified Banks–9.09%
Bank of America Corp.	716,486	25,822,155

Wells Fargo & Co.	746,706	34,341,009

		60,163,164

Electrical Components & Equipment–4.27%
Eaton Corp. PLC	90,049	13,513,653

Emerson Electric Co.	170,450	14,760,970

		28,274,623

Health Care Distributors–2.99%
Henry Schein, Inc.(b)	288,645	19,760,637

Health Care Equipment–3.07%
Becton, Dickinson and Co.	86,013	20,296,488

Health Care Facilities–2.61%
Universal Health Services, Inc., Class B	149,232	17,291,512

Hotels, Resorts & Cruise Lines–2.99%
Booking Holdings, Inc.(b)	10,587	19,792,185

Household Products–2.93%
Kimberly-Clark Corp.	155,576	19,362,989

Integrated Oil & Gas–4.73%
Exxon Mobil Corp.	282,357	31,287,979

IT Consulting & Other Services–6.00%
Cognizant Technology Solutions Corp., Class A	272,390	16,956,277

DXC Technology Co.(b)	791,885	22,766,694

		39,722,971

	Shares	Value

Multi-line Insurance–3.53%
American International Group, Inc.	409,414	$23,336,598

Oil & Gas Exploration & Production–9.27%
ConocoPhillips	199,935	25,209,804

Marathon Oil Corp.	1,185,900	36,110,655

		61,320,459

Packaged Foods & Meats–4.24%
Kraft Heinz Co. (The)	729,771	28,074,290

Pharmaceuticals–10.48%
Johnson & Johnson	149,356	25,983,463

Merck & Co., Inc.	306,408	31,008,490

Sanofi, ADR (France)	285,846	12,357,123

		69,349,076

Regional Banks–5.40%
Citizens Financial Group, Inc.	356,522	14,581,750

M&T Bank Corp.	125,563	21,141,042

		35,722,792

Semiconductors–2.04%
NXP Semiconductors N.V. (China)	92,268	13,478,509

Systems Software–1.26%
Microsoft Corp.	36,000	8,356,680

Tobacco–2.87%
Philip Morris International, Inc.	206,633	18,979,241

Total Common Stocks & Other Equity Interests (Cost $558,162,401)		624,525,246

Money Market Funds–5.53%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d)	12,799,470	12,799,470

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(c)(d)	9,155,473	9,157,304

Invesco Treasury Portfolio, Institutional Class, 3.08%(c)(d)	14,627,965	14,627,965

Total Money Market Funds (Cost $36,581,734)		36,584,739

TOTAL INVESTMENTS IN SECURITIES–99.92% (Cost $594,744,135)		661,109,985

OTHER ASSETS LESS LIABILITIES–0.08%		526,221

NET ASSETS–100.00%		$661,636,206

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Comstock Select Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,241,192	$16,748,691	$(13,190,413)	$ -	$ -	$12,799,470	$ 79,059
Invesco Liquid Assets Portfolio, Institutional Class	6,612,347	11,963,351	(9,421,724)	2,956	374	9,157,304	78,672
Invesco Treasury Portfolio, Institutional Class	10,561,363	19,141,361	(15,074,759)	-	-	14,627,965	121,227
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	47,818,859	(47,818,859)	-	-	-	77,467*
Invesco Private Prime Fund	-	57,861,303	(57,862,029)	-	726	-	85,522*
Total	$26,414,902	$153,533,565	$(143,367,784)	$2,956	$1,100	$36,584,739	$441,947

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2022

Financials	21.15%

Health Care	19.15

Energy	14.00

Industrials	13.00

Consumer Staples	10.04

Information Technology	9.30

Consumer Discretionary	7.75

Money Market Funds Plus Other Assets Less Liabilities	5.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Comstock Select Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $558,162,401)	$624,525,246

Investments in affiliated money market funds, at value (Cost $36,581,734)	36,584,739

Cash	1,034,847

Foreign currencies, at value (Cost $245)	217

Receivable for:
Fund shares sold	497,272

Dividends	59,814

Investment for trustee deferred compensation and retirement plans	106,381

Other assets	62,991

Total assets	662,871,507

Liabilities:
Payable for:
Fund shares reacquired	514,281

Accrued fees to affiliates	319,019

Accrued trustees’ and officers’ fees and benefits	67,558

Accrued other operating expenses	228,062

Trustee deferred compensation and retirement plans	106,381

Total liabilities	1,235,301

Net assets applicable to shares outstanding	$661,636,206

Net assets consist of:
Shares of beneficial interest	$502,278,972

Distributable earnings	159,357,234

$661,636,206

Net Assets:
Class A	$521,902,641

Class C	$29,870,862

Class R	$39,449,462

Class Y	$57,363,140

Class R5	$10,659

Class R6	$13,039,442

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	15,307,813

Class C	940,724

Class R	1,192,393

Class Y	1,627,989

Class R5	313

Class R6	371,169

Class A:
Net asset value per share	$34.09

Maximum offering price per share (Net asset value of $34.09 ÷ 94.50%)	$36.07

Class C:
Net asset value and offering price per share	$31.75

Class R:
Net asset value and offering price per share	$33.08

Class Y:
Net asset value and offering price per share	$35.24

Class R5:
Net asset value and offering price per share	$34.05

Class R6:
Net asset value and offering price per share	$35.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Comstock Select Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $155,349)	$7,354,885

Dividends from affiliated money market funds (includes net securities lending income of $4,377)	283,335

Total investment income	7,638,220

Expenses:
Advisory fees	1,697,245

Administrative services fees	46,859

Custodian fees	2,574

Distribution fees:
Class A	618,982

Class C	149,372

Class R	96,957

Transfer agent fees – A, C, R and Y	440,968

Transfer agent fees – R5	2

Transfer agent fees – R6	1,593

Trustees’ and officers’ fees and benefits	10,397

Registration and filing fees	44,055

Reports to shareholders	176,513

Professional services fees	51,350

Other	10,429

Total expenses	3,347,296

Less: Fees waived and/or expense offset arrangement(s)	(22,439)

Net expenses	3,324,857

Net investment income	4,313,363

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	48,885,429

Affiliated investment securities	1,100

48,886,529

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(48,263,456)

Affiliated investment securities	2,956

Foreign currencies	(21)

(48,260,521)

Net realized and unrealized gain	626,008

Net increase in net assets resulting from operations	$4,939,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Comstock Select Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:
Net investment income	$4,313,363	$7,633,004

Net realized gain	48,886,529	96,393,239

Change in net unrealized appreciation (depreciation)	(48,260,521)	(59,032,747)

Net increase in net assets resulting from operations	4,939,371	44,993,496

Distributions to shareholders from distributable earnings:
Class A	(4,095,949)	(27,906,326)

Class C	(120,899)	(1,444,535)

Class R	(255,148)	(2,003,955)

Class Y	(465,379)	(2,915,550)

Class R5	(102)	(607)

Class R6	(102,481)	(460,670)

Total distributions from distributable earnings	(5,039,958)	(34,731,643)

Share transactions–net:
Class A	(7,677,309)	(24,896,217)

Class C	(1,176,169)	320,455

Class R	(6,264)	(637,629)

Class Y	6,073,036	4,150,254

Class R6	3,144,620	3,136,968

Net increase (decrease) in net assets resulting from share transactions	357,914	(17,926,169)

Net increase (decrease) in net assets	257,327	(7,664,316)

Net assets:
Beginning of period	661,378,879	669,043,195

End of period	$661,636,206	$661,378,879

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Comstock Select Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 10/31/22	$34.11	$0.23	$0.02	$0.25	$(0.27)	$–	$(0.27)	$34.09	0.78	%(e)	$521,903	1.00	%(e)(f)	1.01	%(e)(f)	1.36	%(e)(f)	18%
Year ended 04/30/22	33.66	0.40	1.87	2.27	(0.38)	(1.44)	(1.82)	34.11	6.88	(e)	530,151	0.91	(e)	0.92	(e)	1.15	(e)	54
Year ended 04/30/21	21.50	0.46	12.39	12.85	(0.69)	–	(0.69)	33.66	60.66	(e)	546,503	0.93	(e)	1.04	(e)	1.75	(e)	46
Six months ended 04/30/20	33.81	0.29	(5.00)	(4.71)	(0.29)	(7.31)	(7.60)	21.50	(19.00)		388,558	0.93	(f)	0.97	(f)	2.17	(f)	11
Year ended 10/31/19	35.63	0.58	2.00	2.58	(0.56)	(3.84)	(4.40)	33.81	8.66		524,705	0.93		0.95		1.79		129
Year ended 10/31/18	37.62	0.51	(0.32)	0.19	(0.52)	(1.66)	(2.18)	35.63	0.35		500,866	0.93		0.93		1.37		45
Year ended 10/31/17	31.66	0.34	6.09	6.43	(0.47)	–	(0.47)	37.62	20.41		548,012	0.94		0.95		0.97		53
Class C
Six months ended 10/31/22	31.76	0.09	0.03	0.12	(0.13)	–	(0.13)	31.75	0.40		29,871	1.76	(f)	1.77	(f)	0.60	(f)	18
Year ended 04/30/22	31.44	0.13	1.74	1.87	(0.11)	(1.44)	(1.55)	31.76	6.05		31,095	1.67		1.68		0.39		54
Year ended 04/30/21	20.08	0.24	11.58	11.82	(0.46)	–	(0.46)	31.44	59.49		30,455	1.68		1.80		1.00		46
Six months ended 04/30/20	32.01	0.18	(4.64)	(4.46)	(0.16)	(7.31)	(7.47)	20.08	(19.29)		27,325	1.68	(f)	1.73	(f)	1.41	(f)	11
Year ended 10/31/19	33.95	0.32	1.89	2.21	(0.31)	(3.84)	(4.15)	32.01	7.86		40,759	1.68		1.69		1.03		129
Year ended 10/31/18	35.96	0.22	(0.31)	(0.09)	(0.26)	(1.66)	(1.92)	33.95	(0.44)		96,108	1.69		1.69		0.62		45
Year ended 10/31/17	30.32	0.07	5.83	5.90	(0.26)	–	(0.26)	35.96	19.51		113,203	1.69		1.70		0.22		53
Class R
Six months ended 10/31/22	33.10	0.18	0.01	0.19	(0.21)	–	(0.21)	33.08	0.64		39,449	1.26	(f)	1.27	(f)	1.10	(f)	18
Year ended 04/30/22	32.70	0.30	1.82	2.12	(0.28)	(1.44)	(1.72)	33.10	6.62		39,500	1.17		1.18		0.89		54
Year ended 04/30/21	20.89	0.38	12.04	12.42	(0.61)	–	(0.61)	32.70	60.24		39,590	1.18		1.30		1.50		46
Six months ended 04/30/20	33.04	0.25	(4.85)	(4.60)	(0.24)	(7.31)	(7.55)	20.89	(19.11)		27,340	1.18	(f)	1.23	(f)	1.92	(f)	11
Year ended 10/31/19	34.91	0.49	1.96	2.45	(0.48)	(3.84)	(4.32)	33.04	8.41		36,469	1.18		1.20		1.54		129
Year ended 10/31/18	36.91	0.41	(0.32)	0.09	(0.43)	(1.66)	(2.09)	34.91	0.08		38,411	1.18		1.18		1.12		45
Year ended 10/31/17	31.08	0.25	5.97	6.22	(0.39)	–	(0.39)	36.91	20.10		42,358	1.18		1.19		0.73		53
Class Y
Six months ended 10/31/22	35.26	0.28	0.02	0.30	(0.32)	–	(0.32)	35.24	0.91		57,363	0.76	(f)	0.77	(f)	1.60	(f)	18
Year ended 04/30/22	34.75	0.50	1.93	2.43	(0.48)	(1.44)	(1.92)	35.26	7.13		50,894	0.67		0.68		1.39		54
Year ended 04/30/21	22.19	0.54	12.80	13.34	(0.78)	–	(0.78)	34.75	61.10		45,879	0.68		0.80		2.00		46
Six months ended 04/30/20	34.70	0.34	(5.21)	(4.87)	(0.33)	(7.31)	(7.64)	22.19	(18.95)		29,843	0.68	(f)	0.73	(f)	2.41	(f)	11
Year ended 10/31/19	36.44	0.68	2.07	2.75	(0.65)	(3.84)	(4.49)	34.70	8.97		70,677	0.68		0.71		2.03		129
Year ended 10/31/18	38.43	0.62	(0.34)	0.28	(0.61)	(1.66)	(2.27)	36.44	0.55		72,317	0.68		0.68		1.61		45
Year ended 10/31/17	32.33	0.44	6.22	6.66	(0.56)	–	(0.56)	38.43	20.71		142,547	0.69		0.71		1.20		53
Class R5
Six months ended 10/31/22	34.07	0.29	0.02	0.31	(0.33)	–	(0.33)	34.05	0.98		11	0.65	(f)	0.66	(f)	1.71	(f)	18
Year ended 04/30/22	33.62	0.52	1.87	2.39	(0.50)	(1.44)	(1.94)	34.07	7.24		11	0.57		0.58		1.49		54
Year ended 04/30/21	21.47	0.55	12.38	12.93	(0.78)	–	(0.78)	33.62	61.27		11	0.57		0.60		2.11		46
Six months ended 04/30/20	33.80	0.34	(5.02)	(4.68)	(0.34)	(7.31)	(7.65)	21.47	(18.88)		7	0.57	(f)	0.57	(f)	2.52	(f)	11
Period ended 10/31/19(g)	31.94	0.31	1.93	2.24	(0.38)	–	(0.38)	33.80	7.03		11	0.57	(f)	0.57	(f)	2.15	(f)	129
Class R6
Six months ended 10/31/22	35.16	0.29	0.02	0.31	(0.34)	–	(0.34)	35.13	0.95		13,039	0.65	(f)	0.66	(f)	1.71	(f)	18
Year ended 04/30/22	34.65	0.54	1.93	2.47	(0.52)	(1.44)	(1.96)	35.16	7.26		9,729	0.55		0.58		1.51		54
Year ended 04/30/21	22.13	0.51	12.83	13.34	(0.82)	–	(0.82)	34.65	61.33		6,606	0.52		0.58		2.16		46
Six months ended 04/30/20	34.63	0.36	(5.19)	(4.83)	(0.36)	(7.31)	(7.67)	22.13	(18.88)		444,138	0.52	(f)	0.54	(f)	2.58	(f)	11
Year ended 10/31/19	36.38	0.73	2.06	2.79	(0.70)	(3.84)	(4.54)	34.63	9.13		656,678	0.52		0.52		2.20		129
Year ended 10/31/18	38.37	0.68	(0.33)	0.35	(0.68)	(1.66)	(2.34)	36.38	0.75		1,039,697	0.52		0.52		1.78		45
Year ended 10/31/17	32.28	0.50	6.21	6.71	(0.62)	–	(0.62)	38.37	20.92		1,336,915	0.51		0.52		1.39		53

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended April 30, 2020 and for the years ended October 31, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2022 and the years ended April 30, 2022 and 2021.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Comstock Select Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Comstock Select Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

10	Invesco Comstock Select Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

11	Invesco Comstock Select Fund

consistent with the federal securities laws. For the six months ended October 31, 2022, fees paid to the Adviser were less than $500 Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

12	Invesco Comstock Select Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 300 million	0.625%

Next $100 million	0.500%

Next $4.6 billion	0.450%

Over $5 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.53%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective September 1, 2022, the Adviser has contractually agreed, through June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to September 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.96%, 1.71%, 1.21%, 0.71%, 0.71% and 0.71%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $17,304 and reimbursed class level expenses of $0, $91, $169, $258, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended October 31, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $22,177 in front-end sales commissions from the sale of Class A shares and $13 and $1,375 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $4,578 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

13	Invesco Comstock Select Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of October 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,617.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $107,151,281 and $117,359,253, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 89,866,228

Aggregate unrealized (depreciation) of investments	(23,728,093)

Net unrealized appreciation of investments	$ 66,138,135

Cost of investments for tax purposes is $594,971,850.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	694,790	$23,088,012	1,082,331	$37,753,214

Class C	85,912	2,661,074	214,561	6,998,728

Class R	108,266	3,488,644	161,090	5,460,264

Class Y	385,564	12,948,005	608,577	21,838,340

Class R6	156,550	5,270,787	170,135	6,133,170

14	Invesco Comstock Select Fund

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	122,766	$3,882,317	795,324	$26,728,393

Class C	4,022	118,512	45,652	1,424,506

Class R	8,283	254,210	61,355	1,999,184

Class Y	8,687	283,787	53,894	1,871,371

Class R6	3,024	98,461	12,937	448,672

Automatic conversion of Class C shares to Class A shares:
Class A	35,866	1,190,124	82,312	2,863,917

Class C	(38,514)	(1,190,124)	(88,252)	(2,863,917)

Reacquired:
Class A	(1,086,385)	(35,837,762)	(2,653,825)	(92,241,741)

Class C	(89,675)	(2,765,631)	(161,562)	(5,238,862)

Class R	(117,483)	(3,749,118)	(239,675)	(8,097,077)

Class Y	(209,717)	(7,158,756)	(539,340)	(19,559,457)

Class R6	(65,146)	(2,224,628)	(96,995)	(3,444,874)

Net increase (decrease) in share activity	6,810	$357,914	(491,481)	$(17,926,169)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 5% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Subsequent Event

Effective November 15, 2022, the Fund’s sub-classification under the Investment Company Act of 1940 changed from “diversified” to “non-diversified” and a related fundamental investment restriction regarding issuer diversification was eliminated.

15	Invesco Comstock Select Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,007.80	$5.06	$1,020.16	$5.09	1.00%
Class C	1,000.00	1,004.00	8.89	1,016.33	8.94	1.76
Class R	1,000.00	1,006.40	6.37	1,018.85	6.41	1.26
Class Y	1,000.00	1,009.10	3.85	1,021.37	3.87	0.76
Class R5	1,000.00	1,009.80	3.29	1,021.93	3.31	0.65
Class R6	1,000.00	1,009.50	3.29	1,021.93	3.31	0.65

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16	Invesco Comstock Select Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Comstock Select Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board further noted that the Fund underwent an investment process change in February 2020. The Board recognized that the performance data reflects a snapshot in time as

17	Invesco Comstock Select Fund

of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18	Invesco Comstock Select Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	O-VAL-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Dividend Income Fund

Nasdaq:

A: IAUTX ∎ C: IUTCX ∎ R: IRTCX ∎ Y: IAUYX ∎ Investor: FSTUX ∎ R5: FSIUX ∎ R6: IFUTX

2	Fund Performance

4	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

18	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.03%
Class C Shares	-1.38
Class R Shares	-1.16
Class Y Shares	-0.93
Investor Class Shares	-1.02
Class R5 Shares	-0.89
Class R6 Shares	-0.86
S&P 500 Index▼ (Broad Market Index)	-5.50
Dow Jones U.S. Select Dividend Index▼ (Style-Specific Index)	-2.34
Russell 1000 Value Index▼ (Style-Specific Index)	-3.19
Lipper Equity Income Funds Index∎ (Peer Group Index)	-2.18

Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Dow Jones U.S. Select Dividend Index represent the country’s leading stocks by dividend yield.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Dividend Income Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	7.80%
10 Years	8.10
5 Years	4.76
1 Year	-4.10

Class C Shares
Inception (2/14/00)	4.48%
10 Years	8.07
5 Years	5.15
1 Year	-0.24

Class R Shares
10 Years	8.45%
5 Years	5.69
1 Year	1.23

Class Y Shares
Inception (10/3/08)	8.77%
10 Years	8.99
5 Years	6.21
1 Year	1.74

Investor Class Shares
Inception (6/2/86)	8.30%
10 Years	8.72
5 Years	5.95
1 Year	1.51

Class R5 Shares
Inception (10/25/05)	8.14%
10 Years	9.03
5 Years	6.25
1 Year	1.76

Class R6 Shares
Inception (9/24/12)	9.13%
10 Years	9.11
5 Years	6.34
1 Year	1.83

Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of Investor Class shares restated to reflect the higher 12b-1 fees applicable to Class R shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class,

Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Dividend Income Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.22%
Aerospace & Defense–3.34%
Lockheed Martin Corp.	86,188	$41,945,976

Raytheon Technologies Corp.	869,128	82,410,717

		124,356,693

Air Freight & Logistics–1.24%
United Parcel Service, Inc., Class B	276,532	46,393,774

Asset Management & Custody Banks–1.41%
State Street Corp.(b)	710,992	52,613,408

Automobile Manufacturers–0.59%
Bayerische Motoren Werke AG (Germany)	278,094	21,854,167

Biotechnology–1.33%
AbbVie, Inc.	337,682	49,436,645

Building Products–0.99%
Trane Technologies PLC	230,697	36,826,162

Cable & Satellite–1.74%
Comcast Corp., Class A	2,046,059	64,941,913

Construction Machinery & Heavy Trucks–1.11%
Caterpillar, Inc.	190,831	41,307,278

Diversified Banks–4.63%
Bank of America Corp.	2,611,337	94,112,586

JPMorgan Chase & Co.	623,229	78,452,066

		172,564,652

Electric Utilities–1.61%
Entergy Corp.	335,914	35,989,826

Exelon Corp.	618,189	23,855,913

		59,845,739

Electrical Components & Equipment–1.70%
ABB Ltd. (Switzerland)	989,488	27,468,749

Emerson Electric Co.	413,137	35,777,664

		63,246,413

Electronic Manufacturing Services–0.79%
TE Connectivity Ltd. (Switzerland)	242,367	29,624,518

Food Distributors–0.59%
Sysco Corp.	253,511	21,943,912

Gas Utilities–1.19%
National Fuel Gas Co.	656,904	44,334,451

General Merchandise Stores–1.75%
Target Corp.	396,587	65,139,415

Gold–0.62%
Newmont Corp.	541,643	22,922,332

Health Care Equipment–3.12%
Becton, Dickinson and Co.	220,787	52,099,108

	Shares	Value

Health Care Equipment–(continued)
Medtronic PLC	733,238	$64,041,007

		116,140,115

Health Care Services–2.46%
CVS Health Corp.	969,113	91,775,001

Heavy Electrical Equipment–0.00%
Accelleron Industries AG (Switzerland)(c)	1	17

Home Improvement Retail–1.10%
Lowe’s Cos., Inc.	210,368	41,011,242

Hypermarkets & Super Centers–2.32%
Walmart, Inc.	606,101	86,266,355

Industrial Machinery–1.91%
Parker-Hannifin Corp.	141,660	41,169,229

Snap-on, Inc.(b)	135,877	30,171,488

		71,340,717

Integrated Oil & Gas–7.17%
Chevron Corp.	582,420	105,359,778

Exxon Mobil Corp.	1,461,418	161,939,729

		267,299,507

Integrated Telecommunication Services–2.49%
Deutsche Telekom AG (Germany)	2,539,844	48,108,615

Verizon Communications, Inc.	1,194,022	44,620,602

		92,729,217

Investment Banking & Brokerage–1.22%
Morgan Stanley	554,290	45,546,009

IT Consulting & Other Services–2.27%
Cognizant Technology Solutions Corp., Class A	698,118	43,457,846

International Business Machines Corp.	297,984	41,208,207

		84,666,053

Managed Health Care–3.27%
UnitedHealth Group, Inc.	219,187	121,681,663

Multi-line Insurance–1.99%
Hartford Financial Services Group, Inc. (The)(b)	1,024,327	74,171,518

Multi-Utilities–2.65%
Dominion Energy, Inc.	690,798	48,335,136

Public Service Enterprise Group, Inc.	901,720	50,559,440

		98,894,576

Oil & Gas Exploration & Production–2.26%
ConocoPhillips	668,473	84,287,761

Oil & Gas Storage & Transportation–1.37%
Enbridge, Inc. (Canada)	1,309,497	51,020,737

Packaged Foods & Meats–3.45%
Kraft Heinz Co. (The)	1,996,504	76,805,509

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Dividend Income Fund

	Shares	Value

Packaged Foods & Meats–(continued)
Nestle S.A.	474,158	$51,608,011

		128,413,520

Paper Packaging–0.68%
Sonoco Products Co.	410,222	25,466,582

Pharmaceuticals–10.48%
AstraZeneca PLC (United Kingdom)	249,868	29,314,633

Bristol-Myers Squibb Co.	387,353	30,008,237

Eli Lilly and Co.	138,923	50,302,629

Johnson & Johnson	801,940	139,513,502

Merck & Co., Inc.	1,397,934	141,470,920

		390,609,921

Property & Casualty Insurance–4.22%
Chubb Ltd.	374,968	80,576,873

Travelers Cos., Inc. (The)	415,306	76,607,345

		157,184,218

Regional Banks–5.92%
Cullen/Frost Bankers, Inc.(b)	394,740	61,204,437

Fifth Third Bancorp	1,456,349	51,977,096

M&T Bank Corp.(b)	395,280	66,553,293

Regions Financial Corp.(b)	1,866,283	40,964,912

		220,699,738

Restaurants–3.49%
McDonald’s Corp.	340,450	92,827,097

Starbucks Corp.	431,725	37,383,068

		130,210,165

Semiconductor Equipment–0.60%
Lam Research Corp.	55,356	22,407,002

Semiconductors–2.51%
Analog Devices, Inc.	297,218	42,389,231

Broadcom, Inc.	40,915	19,234,959

Microchip Technology, Inc.(b)	518,968	32,041,084

		93,665,274

Soft Drinks–1.92%
Coca-Cola Co. (The)	1,193,569	71,435,105

	Shares	Value

Specialized REITs–2.06%
Crown Castle, Inc.	288,889	$38,497,348

Weyerhaeuser Co.	1,233,317	38,146,495

		76,643,843

Specialty Chemicals–0.77%
DuPont de Nemours, Inc.	498,745	28,528,214

Systems Software–0.89%
Microsoft Corp.	143,010	33,196,911

Total Common Stocks & Other Equity Interests (Cost $2,847,333,532)		3,622,642,453

Money Market Funds–2.69%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e)	27,258,542	27,258,542

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(d)(e)	42,006,813	42,015,215

Invesco Treasury Portfolio, Institutional Class, 3.08%(d)(e)	31,152,619	31,152,619

Total Money Market Funds (Cost $100,411,410)		100,426,376

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $2,947,744,942)		3,723,068,829

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.29%
Invesco Private Government Fund, 3.18%(d)(e)(f)	13,435,421	13,435,421

Invesco Private Prime Fund, 3.28%(d)(e)(f)	34,544,651	34,544,651

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,979,466)		47,980,072

TOTAL INVESTMENTS IN SECURITIES–101.20% (Cost $2,995,724,408)		3,771,048,901

OTHER ASSETS LESS LIABILITIES–(1.20)%		(44,859,099)

NET ASSETS–100.00%		$3,726,189,802

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,903,201	$47,709,638	$(52,354,297)	$ -	$ -	$27,258,542	$316,888
Invesco Liquid Assets Portfolio, Institutional Class	45,313,620	34,078,313	(37,395,926)	18,433	775	42,015,215	432,240
Invesco Treasury Portfolio, Institutional Class	36,460,801	54,525,300	(59,833,482)	-	-	31,152,619	344,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Dividend Income Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 10,993,699	$177,139,744	$(174,698,022)	$ -	$ -	$ 13,435,421	$ 153,341*
Invesco Private Prime Fund	25,651,965	411,976,176	(403,086,829)	606	2,733	34,544,651	441,909*
Total	$150,323,286	$725,429,171	$(727,368,556)	$19,039	$3,508	$148,406,448	$1,688,464

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2022

Health Care	20.66%

Financials	19.40

Energy	10.80

Industrials	10.29

Consumer Staples	8.27

Information Technology	7.07

Consumer Discretionary	6.93

Utilities	5.45

Communication Services	4.23

Materials	2.06

Real Estate	2.06

Money Market Funds Plus Other Assets Less Liabilities	2.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Dividend Income Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,847,333,532)*	$3,622,642,453

Investments in affiliated money market funds, at value (Cost $148,390,876)	148,406,448

Foreign currencies, at value (Cost $9,271)	8,634

Receivable for:
Fund shares sold	2,414,121

Dividends	5,318,634

Investment for trustee deferred compensation and retirement plans	250,917

Other assets	116,296

Total assets	3,779,157,503

Liabilities:
Payable for:
Fund shares reacquired	2,325,012

Collateral upon return of securities loaned	47,979,466

Accrued fees to affiliates	1,713,327

Accrued trustees’ and officers’ fees and benefits	50,749

Accrued other operating expenses	574,870

Trustee deferred compensation and retirement plans	324,277

Total liabilities	52,967,701

Net assets applicable to shares outstanding	$3,726,189,802

Net assets consist of:
Shares of beneficial interest	$2,818,534,996

Distributable earnings	907,654,806

$3,726,189,802

Net Assets:
Class A	$2,798,552,528

Class C	$202,071,384

Class R	$107,769,494

Class Y	$327,631,706

Investor Class	$69,452,751

Class R5	$1,448,806

Class R6	$219,263,133

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	112,204,167

Class C	7,988,183

Class R	4,321,270

Class Y	12,989,994

Investor Class	2,753,117

Class R5	58,061

Class R6	8,779,489

Class A:
Net asset value per share	$24.94

Maximum offering price per share (Net asset value of $24.94 ÷ 94.50%)	$26.39

Class C:
Net asset value and offering price per share	$25.30

Class R:
Net asset value and offering price per share	$24.94

Class Y:
Net asset value and offering price per share	$25.22

Investor Class:
Net asset value and offering price per share	$25.23

Class R5:
Net asset value and offering price per share	$24.95

Class R6:
Net asset value and offering price per share	$24.97

*	At October 31, 2022, securities with an aggregate value of $46,915,003 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Dividend Income Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $946,281)	$49,276,328

Dividends from affiliated money market funds (includes net securities lending income of $28,967)	1,122,181

Total investment income	50,398,509

Expenses:
Advisory fees	9,857,533

Administrative services fees	282,317

Custodian fees	17,137

Distribution fees:
Class A	3,330,274

Class C	1,058,080

Class R	267,428

Investor Class	86,649

Transfer agent fees – A, C, R, Y and Investor Class	2,228,713

Transfer agent fees – R5	749

Transfer agent fees – R6	33,048

Trustees’ and officers’ fees and benefits	19,012

Registration and filing fees	81,822

Reports to shareholders	118,264

Professional services fees	39,925

Other	24,857

Total expenses	17,445,808

Less: Fees waived and/or expense offset arrangement(s)	(84,026)

Net expenses	17,361,782

Net investment income	33,036,727

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	33,168,027

Affiliated investment securities	3,508

Foreign currencies	9,808

33,181,343

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(109,117,736)

Affiliated investment securities	19,039

Foreign currencies	(17,024)

(109,115,721)

Net realized and unrealized gain (loss)	(75,934,378)

Net increase (decrease) in net assets resulting from operations	$(42,897,651)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Dividend Income Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:
Net investment income	$33,036,727	$71,956,694

Net realized gain	33,181,343	280,920,595

Change in net unrealized appreciation (depreciation)	(109,115,721)	(127,436,968)

Net increase (decrease) in net assets resulting from operations	(42,897,651)	225,440,321

Distributions to shareholders from distributable earnings:
Class A	(23,809,787)	(184,985,266)

Class C	(1,005,262)	(14,163,762)

Class R	(774,949)	(6,846,245)

Class Y	(3,147,129)	(21,845,924)

Investor Class	(581,622)	(4,657,827)

Class R5	(14,837)	(103,464)

Class R6	(2,227,919)	(15,657,644)

Total distributions from distributable earnings	(31,561,505)	(248,260,132)

Share transactions–net:
Class A	(33,846,135)	(16,481,577)

Class C	(22,654,964)	(54,843,590)

Class R	(1,828,159)	1,706,647

Class Y	(1,504,317)	(6,948,273)

Investor Class	(1,387,087)	(995,449)

Class R5	39,823	(926,423)

Class R6	772,561	(18,109,638)

Net increase (decrease) in net assets resulting from share transactions	(60,408,278)	(96,598,303)

Net increase (decrease) in net assets	(134,867,434)	(119,418,114)

Net assets:
Beginning of period	3,861,057,236	3,980,475,350

End of period	$3,726,189,802	$3,861,057,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Dividend Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/22	$25.42	$0.22	$(0.49)	$(0.27)	$(0.21)	$ -	$(0.21)	$24.94	(1.03	)%(d)	$2,798,553	0.93	%(d)(e)	0.93	%(d)(e)	1.78	%(d)(e)	9%
Year ended 04/30/22	25.62	0.48	1.00	1.48	(0.47)	(1.21)	(1.68)	25.42	5.95	(d)	2,887,737	0.93	(d)	0.93	(d)	1.84	(d)	38
Year ended 04/30/21	20.11	0.47	5.53	6.00	(0.49)	-	(0.49)	25.62	30.23	(d)	2,921,798	0.97	(d)	0.97	(d)	2.10	(d)	4
Year ended 04/30/20	22.70	0.51	(2.33)	(1.82)	(0.52)	(0.25)	(0.77)	20.11	(8.30)		2,506,397	1.05		1.06		2.31		47
Year ended 04/30/19	22.98	0.58	1.45	2.03	(0.60)	(1.71)	(2.31)	22.70	9.51		764,037	1.06		1.06		2.54		4
Year ended 04/30/18	23.96	0.51	(0.42)	0.09	(0.47)	(0.60)	(1.07)	22.98	0.21		862,915	1.01		1.02		2.12		11
Class C
Six months ended 10/31/22	25.78	0.13	(0.49)	(0.36)	(0.12)	-	(0.12)	25.30	(1.38)		202,071	1.69	(e)	1.69	(e)	1.02	(e)	9
Year ended 04/30/22	25.97	0.29	1.01	1.30	(0.28)	(1.21)	(1.49)	25.78	5.13		229,596	1.69		1.69		1.08		38
Year ended 04/30/21	20.38	0.30	5.61	5.91	(0.32)	-	(0.32)	25.97	29.29		285,321	1.73		1.73		1.34		4
Year ended 04/30/20	23.01	0.35	(2.37)	(2.02)	(0.36)	(0.25)	(0.61)	20.38	(9.02)		385,968	1.80		1.81		1.56		47
Year ended 04/30/19	23.28	0.42	1.46	1.88	(0.44)	(1.71)	(2.15)	23.01	8.65		152,988	1.81		1.81		1.79		4
Year ended 04/30/18	24.26	0.33	(0.42)	(0.09)	(0.29)	(0.60)	(0.89)	23.28	(0.52)		236,168	1.76		1.77		1.37		11
Class R
Six months ended 10/31/22	25.42	0.19	(0.49)	(0.30)	(0.18)	-	(0.18)	24.94	(1.16)		107,769	1.19	(e)	1.19	(e)	1.52	(e)	9
Year ended 04/30/22	25.62	0.42	1.00	1.42	(0.41)	(1.21)	(1.62)	25.42	5.68		111,671	1.19		1.19		1.58		38
Year ended 04/30/21	20.11	0.41	5.53	5.94	(0.43)	-	(0.43)	25.62	29.89		110,667	1.23		1.23		1.84		4
Period ended 04/30/20(f)	20.18	0.01	(0.08)	(0.07)	-	-	-	20.11	(0.35)		97,560	1.20	(e)	1.21	(e)	2.16	(e)	47
Class Y
Six months ended 10/31/22	25.71	0.25	(0.50)	(0.25)	(0.24)	-	(0.24)	25.22	(0.93)		327,632	0.69	(e)	0.69	(e)	2.02	(e)	9
Year ended 04/30/22	25.89	0.55	1.02	1.57	(0.54)	(1.21)	(1.75)	25.71	6.24		335,608	0.69		0.69		2.08		38
Year ended 04/30/21	20.32	0.52	5.59	6.11	(0.54)	-	(0.54)	25.89	30.55		344,755	0.73		0.73		2.34		4
Year ended 04/30/20	22.94	0.57	(2.36)	(1.79)	(0.58)	(0.25)	(0.83)	20.32	(8.09)		330,421	0.81		0.82		2.55		47
Year ended 04/30/19	23.21	0.65	1.46	2.11	(0.67)	(1.71)	(2.38)	22.94	9.76		248,641	0.81		0.81		2.79		4
Year ended 04/30/18	24.19	0.58	(0.43)	0.15	(0.53)	(0.60)	(1.13)	23.21	0.48		444,633	0.76		0.77		2.37		11
Investor Class
Six months ended 10/31/22	25.71	0.22	(0.49)	(0.27)	(0.21)	-	(0.21)	25.23	(1.02)		69,453	0.94	(e)	0.94	(e)	1.77	(e)	9
Year ended 04/30/22	25.89	0.48	1.02	1.50	(0.47)	(1.21)	(1.68)	25.71	5.96		72,230	0.94		0.94		1.83		38
Year ended 04/30/21	20.31	0.47	5.59	6.06	(0.48)	-	(0.48)	25.89	30.25		73,628	0.98		0.98		2.09		4
Year ended 04/30/20	22.93	0.52	(2.37)	(1.85)	(0.52)	(0.25)	(0.77)	20.31	(8.32)		62,298	1.06		1.07		2.30		47
Year ended 04/30/19	23.20	0.59	1.46	2.05	(0.61)	(1.71)	(2.32)	22.93	9.49		76,436	1.06		1.06		2.54		4
Year ended 04/30/18	24.18	0.51	(0.42)	0.09	(0.47)	(0.60)	(1.07)	23.20	0.23		79,103	1.01		1.02		2.12		11
Class R5
Six months ended 10/31/22	25.43	0.25	(0.49)	(0.24)	(0.24)	-	(0.24)	24.95	(0.89)		1,449	0.66	(e)	0.66	(e)	2.05	(e)	9
Year ended 04/30/22	25.63	0.55	1.00	1.55	(0.54)	(1.21)	(1.75)	25.43	6.24		1,425	0.66		0.66		2.11		38
Year ended 04/30/21	20.11	0.53	5.54	6.07	(0.55)	-	(0.55)	25.63	30.66		2,337	0.66		0.66		2.41		4
Year ended 04/30/20	22.71	0.58	(2.34)	(1.76)	(0.59)	(0.25)	(0.84)	20.11	(8.05)		2,159	0.75		0.76		2.61		47
Year ended 04/30/19	22.99	0.65	1.45	2.10	(0.67)	(1.71)	(2.38)	22.71	9.82		1,863	0.77		0.77		2.83		4
Year ended 04/30/18	23.97	0.58	(0.42)	0.16	(0.54)	(0.60)	(1.14)	22.99	0.51		1,914	0.72		0.73		2.41		11
Class R6
Six months ended 10/31/22	25.45	0.26	(0.49)	(0.23)	(0.25)	-	(0.25)	24.97	(0.86)		219,263	0.59	(e)	0.59	(e)	2.12	(e)	9
Year ended 04/30/22	25.65	0.57	1.00	1.57	(0.56)	(1.21)	(1.77)	25.45	6.31		222,790	0.59		0.59		2.18		38
Year ended 04/30/21	20.13	0.55	5.54	6.09	(0.57)	-	(0.57)	25.65	30.75		241,970	0.58		0.58		2.49		4
Year ended 04/30/20	22.73	0.60	(2.34)	(1.74)	(0.61)	(0.25)	(0.86)	20.13	(7.97)		245,526	0.66		0.67		2.70		47
Year ended 04/30/19	23.00	0.67	1.46	2.13	(0.69)	(1.71)	(2.40)	22.73	9.96		252,176	0.69		0.69		2.91		4
Year ended 04/30/18	23.98	0.60	(0.42)	0.18	(0.56)	(0.60)	(1.16)	23.00	0.59		322,530	0.64		0.65		2.49		11

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $2,372,954,426 in connection with the acquisitions of Invesco Oppenheimer Dividend Opportunity Fund and Invesco Oppenheimer Equity Income Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2022 and the years ended April 30, 2022 and 2021.

(e)	Annualized.
(f)	Commencement date of April 17, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Dividend Income Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco Dividend Income Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended October 31, 2022, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower

12	Invesco Dividend Income Fund

did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, the Fund paid the Adviser $1,664 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.6325%

Next $500 million	0.6125%

Next $600 million	0.6000%

Next $400 million	0.5325%

Next $2 billion	0.4500%

Next $2 billion	0.4000%

Next $2 billion	0.3750%

Over $8 billion	0.3500%

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.53%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net

13	Invesco Dividend Income Fund

assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $66,327.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, the Class R Plan and the Investor Class Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, at the annual rate of 0.50% of the average daily net assets of Class R shares and at the annual rate of 0.25% of the average daily net assets of the Investor Class shares, respectively. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $139,456 in front-end sales commissions from the sale of Class A shares and $725 and $5,071 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $0 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,444,288,278	$178,354,175	$-	$3,622,642,453

Money Market Funds	100,426,376	47,980,072	-	148,406,448

Total Investments	$3,544,714,654	$226,334,247	$-	$3,771,048,901

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $17,699.

14	Invesco Dividend Income Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $320,078,659 and $363,460,696, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 897,220,969

Aggregate unrealized (depreciation) of investments	(135,118,548)

Net unrealized appreciation of investments	$762,102,421

Cost of investments for tax purposes is $3,008,946,480.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	4,282,700	$104,657,597	6,340,049	$164,467,996

Class C	473,126	11,733,782	913,912	24,036,507

Class R	349,998	8,528,965	595,803	15,446,818

Class Y	1,275,547	31,657,587	2,327,366	61,053,165

Investor Class	21,147	528,562	92,799	2,460,980

Class R5	17,355	419,458	3,820	99,896

Class R6	1,129,886	27,686,917	1,273,764	33,037,328

Issued as reinvestment of dividends:
Class A	884,164	21,347,130	6,729,190	169,261,961

Class C	38,040	931,667	518,792	13,192,205

Class R	31,902	770,078	270,987	6,809,610

Class Y	94,881	2,316,939	703,247	17,892,341

Investor Class	21,124	515,835	163,622	4,161,601

Class R5	609	14,729	4,070	102,666

Class R6	85,992	2,078,547	598,439	15,090,758

Automatic conversion of Class C shares to Class A shares:
Class A	673,485	16,391,862	1,746,500	45,028,256

Class C	(663,977)	(16,391,862)	(1,722,604)	(45,028,256)

15	Invesco Dividend Income Fund

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(7,234,392)	$(176,242,724)	(15,266,993)	$(395,239,790)

Class C	(764,383)	(18,928,551)	(1,792,600)	(47,044,046)

Class R	(454,019)	(11,127,202)	(793,548)	(20,549,781)

Class Y	(1,436,011)	(35,478,843)	(3,289,638)	(85,893,779)

Investor Class	(98,706)	(2,431,484)	(290,741)	(7,618,030)

Class R5	(15,929)	(394,364)	(43,054)	(1,128,985)

Class R6	(1,188,897)	(28,992,903)	(2,552,837)	(66,237,724)

Net increase (decrease) in share activity	(2,476,358)	$(60,408,278)	(3,469,655)	$(96,598,303)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Dividend Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (05/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/22)	Expenses Paid During Period[2]

Class A	$1,000.00	$989.70	$4.66	$1,020.52	$4.74	0.93%

Class C	1,000.00	986.20	8.41	1,016.74	8.54	1.68

Class R	1,000.00	988.40	5.91	1,019.26	6.01	1.18

Class Y	1,000.00	990.70	3.41	1,021.78	3.47	0.68

Investor Class	1,000.00	989.80	4.66	1,020.52	4.74	0.93

Class R5	1,000.00	991.10	3.31	1,021.88	3.36	0.66

Class R6	1,000.00	991.40	2.96	1,022.23	3.01	0.59

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17	Invesco Dividend Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Dividend Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Dow Jones U.S. Select Dividend Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s stock selection in and underweight exposure to certain sectors, as well as the Fund’s exposure to the dividend/yield factor, detracted from Fund performance. The Board also noted that the Fund underwent a portfolio management team change and investment process change in March 2021. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

18	Invesco Dividend Income Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective April 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

    At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Dividend Income Fund’s

19	Invesco Dividend Income Fund

(the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

    The Board’s Evaluation Process

    The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

    Factors and Conclusions and Summary of Independent Written Fee Evaluation

    A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

    The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

    B. Fund Investment Performance

    The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Dow Jones U.S. Select Dividend Index (Index). The Board noted that performance of Class A shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s stock selection in and underweight exposure to certain sectors, as well as the Fund’s exposure to the dividend/yield factor, detracted from Fund performance. The Board also noted that the Fund underwent a portfolio management team change and investment process change in March 2021. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

    C. Advisory and Sub-Advisory Fees and Fund Expenses

    The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective April 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s

20	Invesco Dividend Income Fund

contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2021.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

    D. Economies of Scale and Breakpoints

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

    E. Profitability and Financial Resources

    The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

    F. Collateral Benefits to Invesco Advisers and its Affiliates

    The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21	Invesco Dividend Income Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at
invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-DIVI-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Energy Fund

Nasdaq:

A: IENAX ∎ C: IEFCX ∎ Y: IENYX ∎ Investor: FSTEX ∎ R5: IENIX ∎ R6: IENSX

2	Fund Performance

4	Schedule of Investments

6	Financial Statements

9	Financial Highlights

10	Notes to Financial Statements

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	16.93%
Class C Shares	16.48
Class Y Shares	17.09
Investor Class Shares	16.92
Class R5 Shares	17.16
Class R6 Shares	17.20
S&P 500 Index▼ (Broad Market Index)	-5.50
MSCI World Energy Index▼ (Style-Specific Index)	13.91
Lipper Natural Resource Funds Index∎ (Peer Group Index)	14.59
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The MSCI World Energy Index is designed to capture the performance of energy stocks across developed market countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Natural Resource Funds Index is an unmanaged index considered representative of natural resource funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Energy Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	5.39%
10 Years	-0.09
5 Years	5.04
1 Year	45.14

Class C Shares
Inception (2/14/00)	6.62%
10 Years	-0.11
5 Years	5.44
1 Year	51.43

Class Y Shares
Inception (10/3/08)	1.91%
10 Years	0.73
5 Years	6.50
1 Year	53.95

Investor Class Shares
Inception (1/19/84)	7.03%
10 Years	0.48
5 Years	6.24
1 Year	53.55

Class R5 Shares
Inception (1/31/06)	1.65%
10 Years	0.91
5 Years	6.72
1 Year	54.13

Class R6 Shares
10 Years	0.76%
5 Years	6.76
1 Year	54.27

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Energy Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.62%
Copper–1.51%
Southern Copper Corp. (Peru)	202,078	$9,491,604

Diversified Metals & Mining–2.59%
Glencore PLC (Australia)	2,845,587	16,264,004

Fertilizers & Agricultural Chemicals–3.46%
CF Industries Holdings, Inc.	204,548	21,735,270

Heavy Electrical Equipment–1.58%
Vestas Wind Systems A/S (Denmark)	504,966	9,924,753

Integrated Oil & Gas–26.50%
BP PLC, ADR (United Kingdom)	304,577	10,136,322

Cenovus Energy, Inc. (Canada)	450,257	9,101,977

Chevron Corp.	198,612	35,928,911

Equinor ASA (Norway)	310,463	11,309,141

Exxon Mobil Corp.	461,785	51,170,396

Shell PLC, ADR (Netherlands)	296,891	16,516,046

Suncor Energy, Inc. (Canada)(b)	634,674	21,830,531

TotalEnergies SE (France)	189,739	10,369,289

		166,362,613

Oil & Gas Equipment & Services–5.75%
Baker Hughes Co., Class A	470,539	13,015,109

NOV, Inc.(b)	540,948	12,117,235

Tenaris S.A., ADR	348,510	10,950,184

		36,082,528

Oil & Gas Exploration & Production–38.00%
APA Corp.	511,150	23,236,879

Canadian Natural Resources Ltd. (Canada)	180,599	10,831,831

ConocoPhillips	357,200	45,039,348

Coterra Energy, Inc.	414,749	12,911,136

Devon Energy Corp.	235,023	18,179,029

Diamondback Energy, Inc.	113,971	17,905,984

EOG Resources, Inc.	228,054	31,133,932

EQT Corp.	486,587	20,358,800

Hess Corp.	89,124	12,573,614

Marathon Oil Corp.	1,045,220	31,826,949

Pioneer Natural Resources Co.	56,648	14,525,114

		238,522,616

	Shares	Value

Oil & Gas Refining & Marketing–8.82%
Marathon Petroleum Corp.	59,904	$6,806,292

Phillips 66	179,919	18,763,753

Valero Energy Corp.	237,288	29,791,508

		55,361,553

Oil & Gas Storage & Transportation–4.41%
Cheniere Energy, Inc.	111,122	19,603,032

Plains All American Pipeline L.P.	674,686	8,075,991

		27,679,023

Total Common Stocks & Other Equity Interests (Cost $418,936,799)		581,423,964

Exchange-Traded Funds–4.33%
Energy Select Sector SPDR Fund (Cost $15,957,037)(b)	302,100	27,189,000

Money Market Funds–2.91%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(c)(d)	6,402,932	6,402,932

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(c)(d)	4,562,977	4,563,889

Invesco Treasury Portfolio, Institutional Class, 3.08%(c)(d)	7,317,637	7,317,637

Total Money Market Funds (Cost $18,284,312)		18,284,458

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $453,178,148)		626,897,422

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.48%
Invesco Private Government Fund, 3.18%(c)(d)(e)	9,632,809	9,632,809

Invesco Private Prime Fund, 3.28%(c)(d)(e)	24,763,510	24,763,510

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,396,307)		34,396,319

TOTAL INVESTMENTS IN SECURITIES–105.34% (Cost $487,574,455)		661,293,741

OTHER ASSETS LESS LIABILITIES–(5.34)%		(33,501,879)

NET ASSETS–100.00%		$627,791,862

Investment Abbreviations:

ADR    - American Depositary Receipt

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Energy Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at October 31, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,661,588	$37,601,071	$(34,859,727)	$-	$-	$ 6,402,932	$31,331
Invesco Liquid Assets Portfolio, Institutional Class	2,457,469	26,857,908	(24,751,892)	528	(124)	4,563,889	33,900
Invesco Treasury Portfolio, Institutional Class	4,184,672	42,972,653	(39,839,688)	-	-	7,317,637	52,076
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,255,983	131,750,253	(135,373,427)	-	-	9,632,809	138,485*
Invesco Private Prime Fund	30,930,628	261,910,106	(268,074,743)	(452)	(2,029)	24,763,510	385,257*
Total	$54,490,340	$501,091,991	$(502,899,477)	$76	$(2,153)	$52,680,777	$641,049

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By industry, based on Net Assets

as of October 31, 2022

Oil & Gas Exploration & Production	38.00%

Integrated Oil & Gas	26.50

Oil & Gas Refining & Marketing	8.82

Oil & Gas Equipment & Services	5.75

Oil & Gas Storage & Transportation	4.41

Investment Companies - Exchange-Traded Fund	4.33

Fertilizers & Agricultural Chemicals	3.46

Diversified Metals & Mining	2.59

Heavy Electrical Equipment	1.58

Copper	1.51

Money Market Funds Plus Other Assets Less Liabilities	3.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Energy Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $434,893,836)*	$608,612,964

Investments in affiliated money market funds, at value (Cost $52,680,619)	52,680,777

Foreign currencies, at value (Cost $92,780)	79,739

Receivable for:
Fund shares sold	1,798,001

Dividends	341,998

Investment for trustee deferred compensation and retirement plans	170,425

Other assets	73,113

Total assets	663,757,017

Liabilities:

Payable for:
Fund shares reacquired	711,587

Collateral upon return of securities loaned	34,396,307

Accrued fees to affiliates	388,261

Accrued other operating expenses	286,600

Trustee deferred compensation and retirement plans	182,400

Total liabilities	35,965,155

Net assets applicable to shares outstanding	$627,791,862

Net assets consist of:

Shares of beneficial interest	$821,125,957

Distributable earnings (loss)	(193,334,095)

$627,791,862

Net Assets:

Class A	$379,349,190

Class C	$33,710,997

Class Y	$89,966,982

Investor Class	$107,279,829

Class R5	$8,959,426

Class R6	$8,525,438

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	12,949,896

Class C	1,374,435

Class Y	3,060,657

Investor Class	3,678,580

Class R5	296,261

Class R6	281,774

Class A:
Net asset value per share	$29.29

Maximum offering price per share (Net asset value of $29.29 ÷ 94.50%)	$30.99

Class C:
Net asset value and offering price per share	$24.53

Class Y:
Net asset value and offering price per share	$29.39

Investor Class:
Net asset value and offering price per share	$29.16

Class R5:
Net asset value and offering price per share	$30.24

Class R6:
Net asset value and offering price per share	$30.26

*	At October 31, 2022, securities with an aggregate value of $34,022,226 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Energy Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $245,519)	$11,473,404

Dividends from affiliated money market funds (includes net securities lending income of $32,559)	149,866

Total investment income	11,623,270

Expenses:

Advisory fees	1,988,104

Administrative services fees	43,510

Custodian fees	5,106

Distribution fees:

Class A	413,746

Class C	145,822

Investor Class	122,589

Transfer agent fees – A, C, Y and Investor Class	544,859

Transfer agent fees – R5	3,617

Transfer agent fees – R6	1,228

Trustees’ and officers’ fees and benefits	9,110

Registration and filing fees	53,562

Reports to shareholders	195,330

Professional services fees	50,844

Other	75,876

Total expenses	3,653,303

Less: Fees waived and/or expense offset arrangement(s)	(11,547)

Net expenses	3,641,756

Net investment income	7,981,514

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	27,570,989

Affiliated investment securities	(2,153)

Foreign currencies	(1,171)

27,567,665
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	45,645,819

Affiliated investment securities	76

Foreign currencies	(10,831)

45,635,064

Net realized and unrealized gain	73,202,729

Net increase in net assets resulting from operations	$81,184,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Energy Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:

Net investment income	$7,981,514	$8,058,087

Net realized gain	27,567,665	16,795,638

Change in net unrealized appreciation	45,635,064	153,449,946

Net increase in net assets resulting from operations	81,184,243	178,303,671

Distributions to shareholders from distributable earnings:

Class A	–	(3,510,544)

Class C	–	(280,587)

Class Y	–	(809,323)

Investor Class	–	(1,268,629)

Class R5	–	(73,510)

Class R6	–	(59,727)

Total distributions from distributable earnings	–	(6,002,320)

Share transactions-net:

Class A	28,067,406	33,863,277

Class C	3,191,532	5,456,993

Class Y	(5,270,510)	33,455,283

Investor Class	(4,161,805)	(2,197,713)

Class R5	1,257,506	1,966,434

Class R6	(35,074)	4,956,416

Net increase in net assets resulting from share transactions	23,049,055	77,500,690

Net increase in net assets	104,233,298	249,802,041

Net assets:

Beginning of period	523,558,564	273,756,523

End of period	$627,791,862	$523,558,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Energy Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/22	$25.05	$0.38		$ 3.86	$ 4.24	$ –	$29.29	16.93%	$379,349	1.32	%(d)	1.32	%(d)	2.85	%(d)	10%
Year ended 04/30/22	15.57	0.43		9.39	9.82	(0.34)	25.05	63.83	301,546	1.36		1.36		2.22		18
Year ended 04/30/21	11.54	0.25		4.05	4.30	(0.27)	15.57	37.77	166,204	1.56		1.56		2.00		68
Year ended 04/30/20	21.05	0.41		(9.64)	(9.23)	(0.28)	11.54	(44.30)	121,102	1.45		1.45		2.42		16
Year ended 04/30/19	25.91	0.29		(4.61)	(4.32)	(0.54)	21.05	(16.48)	248,396	1.32		1.32		1.25		17
Year ended 04/30/18	24.54	0.49	(e)	1.44	1.93	(0.56)	25.91	8.08	323,247	1.33		1.33		2.07	(e)	9
Class C
Six months ended 10/31/22	21.06	0.23		3.24	3.47	–	24.53	16.48	33,711	2.07	(d)	2.07	(d)	2.10	(d)	10
Year ended 04/30/22	13.18	0.24		7.91	8.15	(0.27)	21.06	62.54	26,493	2.11		2.11		1.47		18
Year ended 04/30/21	9.82	0.13		3.44	3.57	(0.21)	13.18	36.87	12,763	2.31		2.31		1.25		68
Year ended 04/30/20	17.99	0.24		(8.22)	(7.98)	(0.19)	9.82	(44.72)	13,868	2.20		2.20		1.67		16
Year ended 04/30/19	22.17	0.10		(3.93)	(3.83)	(0.35)	17.99	(17.14)	33,036	2.07		2.07		0.50		17
Year ended 04/30/18	20.88	0.26	(e)	1.24	1.50	(0.21)	22.17	7.29	92,349	2.08		2.08		1.32	(e)	9
Class Y
Six months ended 10/31/22	25.10	0.41		3.88	4.29	–	29.39	17.09	89,967	1.07	(d)	1.07	(d)	3.10	(d)	10
Year ended 04/30/22	15.59	0.49		9.39	9.88	(0.37)	25.10	64.20	85,631	1.11		1.11		2.47		18
Year ended 04/30/21	11.54	0.28		4.06	4.34	(0.29)	15.59	38.14	29,497	1.31		1.31		2.25		68
Year ended 04/30/20	21.04	0.45		(9.64)	(9.19)	(0.31)	11.54	(44.17)	14,398	1.20		1.20		2.67		16
Year ended 04/30/19	25.93	0.35		(4.63)	(4.28)	(0.61)	21.04	(16.29)	38,550	1.07		1.07		1.50		17
Year ended 04/30/18	24.63	0.55	(e)	1.43	1.98	(0.68)	25.93	8.34	56,061	1.08		1.08		2.32	(e)	9
Investor Class
Six months ended 10/31/22	24.94	0.37		3.85	4.22	–	29.16	16.92	107,280	1.32	(d)	1.32	(d)	2.85	(d)	10
Year ended 04/30/22	15.51	0.43		9.34	9.77	(0.34)	24.94	63.76	96,027	1.36		1.36		2.22		18
Year ended 04/30/21	11.49	0.25		4.04	4.29	(0.27)	15.51	37.85	61,754	1.56		1.56		2.00		68
Year ended 04/30/20	20.96	0.40		(9.59)	(9.19)	(0.28)	11.49	(44.30)	47,046	1.45		1.45		2.42		16
Year ended 04/30/19	25.80	0.29		(4.59)	(4.30)	(0.54)	20.96	(16.47)	97,716	1.32		1.32		1.25		17
Year ended 04/30/18	24.44	0.49	(e)	1.43	1.92	(0.56)	25.80	8.07	136,141	1.33		1.33		2.07	(e)	9
Class R5
Six months ended 10/31/22	25.81	0.44		3.99	4.43	–	30.24	17.16	8,959	0.97	(d)	0.97	(d)	3.20	(d)	10
Year ended 04/30/22	16.02	0.53		9.65	10.18	(0.39)	25.81	64.39	6,352	0.97		0.97		2.61		18
Year ended 04/30/21	11.83	0.32		4.19	4.51	(0.32)	16.02	38.69	2,488	0.99		0.99		2.57		68
Year ended 04/30/20	21.54	0.50		(9.87)	(9.37)	(0.34)	11.83	(44.03)	2,371	0.96		0.96		2.91		16
Year ended 04/30/19	26.53	0.40		(4.73)	(4.33)	(0.66)	21.54	(16.12)	6,052	0.90		0.90		1.67		17
Year ended 04/30/18	25.23	0.61	(e)	1.46	2.07	(0.77)	26.53	8.51	8,092	0.91		0.91		2.49	(e)	9
Class R6
Six months ended 10/31/22	25.82	0.44		4.00	4.44	–	30.26	17.20	8,525	0.90	(d)	0.90	(d)	3.27	(d)	10
Year ended 04/30/22	16.02	0.56		9.63	10.19	(0.39)	25.82	64.51	7,509	0.91		0.91		2.67		18
Year ended 04/30/21	11.83	0.34		4.17	4.51	(0.32)	16.02	38.69	1,050	0.99		0.99		2.57		68
Year ended 04/30/20	21.53	0.49		(9.85)	(9.36)	(0.34)	11.83	(44.00)	357	0.96		0.96		2.91		16
Year ended 04/30/19	26.52	0.39		(4.72)	(4.33)	(0.66)	21.53	(16.11)	473	0.89		0.89		1.68		17
Year ended 04/30/18	25.23	0.62	(e)	1.46	2.08	(0.79)	26.52	8.55	185	0.90		0.90		2.50	(e)	9

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.32 and 0.87%, $0.09 and 0.12%, $0.38 and 1.12%, $0.32 and 0.87%, $0.44 and 1.29% and $0.45 and 1.30% for Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Energy Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

10	Invesco Energy Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

11	Invesco Energy Fund

consistent with the federal securities laws. For the six months ended October 31, 2022, the Fund paid the Adviser $1,215 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

The Fund holds a more limited number of securities than other funds with a similar investment strategy. As a result, each investment has a greater effect on the Fund’s overall performance and any change in the value of these securities could significantly affect the value of your investment in the Fund.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $350 million	0.750%

Next $350 million	0.650%

Next $1.3 billion	0.550%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.71%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

12	Invesco Energy Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $8,478.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $59,513 in front-end sales commissions from the sale of Class A shares and $6,212 and $3,389 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $6,005 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$533,556,777	$47,867,187	$–	$581,423,964

Exchange-Traded Funds	27,189,000	–	–	27,189,000

Money Market Funds	18,284,458	34,396,319	–	52,680,777

Total Investments	$579,030,235	$82,263,506	$–	$661,293,741

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,069.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

13	Invesco Energy Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$8,400,407	$398,174,571	$406,574,978

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $76,434,685 and $54,198,264, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$205,592,327

Aggregate unrealized (depreciation) of investments	(28,711,977)

Net unrealized appreciation of investments	$176,880,350

Cost of investments for tax purposes is $484,413,391.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	3,365,614	$90,094,071	5,184,535	$110,611,271

Class C	488,373	10,990,776	716,149	12,872,339

Class Y	1,491,428	39,869,541	2,940,183	60,693,479

Investor Class	1,146,156	29,890,757	1,620,524	34,729,398

Class R5	138,889	3,688,850	207,421	4,280,244

Class R6	135,245	3,697,210	304,490	6,585,058

Issued as reinvestment of dividends:
Class A	-	-	178,561	3,278,383

Class C	-	-	16,817	260,318

Class Y	-	-	37,119	682,623

Investor Class	-	-	64,632	1,181,476

Class R5	-	-	3,885	73,414

Class R6	-	-	2,872	54,282

Automatic conversion of Class C shares to Class A shares:
Class A	34,661	894,644	68,840	1,424,906

Class C	(41,320)	(894,644)	(81,663)	(1,424,906)

14	Invesco Energy Fund

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,489,174)	$(62,921,309)	(4,064,851)	$(81,451,283)

Class C	(330,553)	(6,904,600)	(361,868)	(6,250,758)

Class Y	(1,841,682)	(45,140,051)	(1,457,984)	(27,920,819)

Investor Class	(1,318,378)	(34,052,562)	(1,816,778)	(38,108,587)

Class R5	(88,680)	(2,431,344)	(120,578)	(2,387,224)

Class R6	(144,304)	(3,732,284)	(82,076)	(1,682,924)

Net increase in share activity	546,275	$23,049,055	3,360,230	$77,500,690

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Subsequent Event

Effective December 7, 2022, the Fund’s sub-classification under the Investment Company Act of 1940 changed from “diversified” to “non-diversified” and a related fundamental investment restriction regarding issuer diversification was eliminated.

15	Invesco Energy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,169.30	$7.22	$1,018.55	$6.72	1.32%
Class C	1,000.00	1,164.80	11.29	1,014.77	10.51	2.07
Class Y	1,000.00	1,170.90	5.85	1,019.81	5.45	1.07
Investor Class	1,000.00	1,169.20	7.22	1,018.55	6.72	1.32
Class R5	1,000.00	1,171.60	5.31	1,020.32	4.94	0.97
Class R6	1,000.00	1,172.00	4.93	1,020.67	4.58	0.90

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16	Invesco Energy Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Energy Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the MSCI World Energy Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual

17	Invesco Energy Fund

management fee rate for Class A shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18	Invesco Energy Fund

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Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-ENE-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Gold & Special Minerals Fund

Nasdaq:

A: OPGSX ∎ C: OGMCX ∎ R: OGMNX ∎ Y: OGMYX ∎ R5: IOGYX ∎ R6: OGMIX

2	Fund Performance

4	Consolidated Schedule of Investments

8	Consolidated Financial Statements

11	Consolidated Financial Highlights

12	Notes to Consolidated Financial Statements

19	Fund Expenses

20	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-33.16%
Class C Shares	-33.40
Class R Shares	-33.21
Class Y Shares	-33.06
Class R5 Shares	-33.06
Class R6 Shares	-33.00
MSCI World Index▼	-8.09

Source(s): ▼RIMES Technologies Corp.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Gold & Special Minerals Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges

Class A Shares
Inception (7/19/83)	5.16%
10 Years	-5.56
5 Years	2.79
1 Year	-32.41

Class C Shares
Inception (11/1/95)	4.73%
10 Years	-5.60
5 Years	3.18
1 Year	-29.68

Class R Shares
Inception (3/1/01)	7.11%
10 Years	-5.26
5 Years	3.70
1 Year	-28.65

Class Y Shares
Inception (9/7/10)	-4.45%
10 Years	-4.80
5 Years	4.21
1 Year	-28.30

Class R5 Shares
10 Years	-4.91%
5 Years	4.21
1 Year	-28.28

Class R6 Shares
Inception (10/26/12)	-4.44%
10 Years	-4.60
5 Years	4.38
1 Year	-28.18

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Gold & Special Minerals Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Gold & Special Minerals Fund. The Fund was subsequently renamed the Invesco Gold & Special Minerals Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at the net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Gold & Special Minerals Fund

Consolidated Schedule of Investments

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.54%
Australia–23.57%
Alkane Resources Ltd.(a)	11,730,000	$5,109,592

Allkem Ltd.(a)	1,148,000	10,502,375

Bellevue Gold Ltd.(a)	28,133,252	13,241,022

Chalice Mining Ltd.(a)	11,781,692	31,952,109

De Grey Mining Ltd.(a)	62,537,305	42,176,574

Evolution Mining Ltd.	31,728,806	41,949,047

Firefinch Ltd.(a)	12,910,104	495,477

Gold Road Resources Ltd.	27,513,275	23,692,579

Lake Resources NL(a)	1,850,000	1,242,881

Lynas Rare Earths Ltd.(a)	2,620,000	13,834,546

Mineral Resources Ltd.	107,000	4,959,116

Newcrest Mining Ltd.	120,000	1,325,208

Northern Star Resources Ltd.	16,548,895	91,921,829

OceanaGold Corp.(a)	14,160,300	20,580,170

Perseus Mining Ltd.	13,670,000	15,872,005

Predictive Discovery Ltd.(a)	27,873,029	2,669,658

Ramelius Resources Ltd.	25,868,612	12,092,989

Silver Lake Resources Ltd.(a)	19,731,900	13,910,229

SolGold PLC(a)	19,800,000	3,634,174

Westgold Resources Ltd.(a)	21,624,853	10,103,692

		361,265,272

Bosnia Hercegovina–0.29%
Adriatic Metals PLC, CDI(a)	2,890,000	4,460,834

Brazil–2.54%
ERO Copper Corp.(a)	120,000	1,366,169

Wheaton Precious Metals Corp.	1,152,035	37,660,024

		39,026,193

Burkina Faso–1.70%
Endeavour Mining PLC	1,462,966	26,019,500

Canada–48.64%
Agnico Eagle Mines Ltd.(b)	1,435,595	63,108,756

Agnico Eagle Mines Ltd.(b)	507,774	22,337,062

Alamos Gold, Inc., Class A	3,341,108	26,361,342

Arizona Metals Corp.(a)	3,795,300	9,750,468

Artemis Gold, Inc.(a)	4,574,889	12,559,243

Aya Gold & Silver, Inc.(a)	2,895,082	16,788,012

B2Gold Corp.	10,122,000	31,074,540

Barrick Gold Corp.(c)	5,691,499	85,543,231

Calibre Mining Corp., Class C(a)	18,203,168	9,219,500

Cameco Corp.	693,000	16,437,960

Coppernico Metals, Inc.(d)	3,028,200	1,438,395

Dundee Precious Metals, Inc.	1,040,000	4,717,730

Equinox Gold Corp.(a)	867,278	2,879,363

Filo Mining Corp.(a)	125,000	1,497,413

Franco-Nevada Corp.	137,302	16,967,781

Hudbay Minerals, Inc.	3,980,000	15,124,000

i-80 Gold Corp.(a)	1,060,000	1,773,994

Ivanhoe Mines Ltd., Class A(a)	9,775,346	67,807,113

K92 Mining, Inc.(a)	7,482,630	33,998,224

Karora Resources, Inc.(a)(e)	10,583,332	22,140,049

Kinross Gold Corp.	6,215,925	22,563,808

	Shares	Value

Canada–(continued)
Lithium Americas Corp.(a)	350,000	$8,708,000

Lundin Gold, Inc.	4,378,815	31,627,364

MAG Silver Corp.(a)	1,318,522	17,523,157

Maverix Metals, Inc.	1,508,100	4,782,172

Minera Alamos, Inc.(a)	13,353,026	3,773,564

New Gold, Inc.(a)	4,991,276	4,463,199

Novagold Resources, Inc.(a)	280,000	1,296,400

Orla Mining Ltd.(a)	5,091,621	16,070,738

Osisko Gold Royalties Ltd.	2,585,339	27,766,541

Pan American Silver Corp.	1,016,682	16,246,578

Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,380,060

Rupert Resources Ltd.(a)	3,183,812	8,880,600

Sandstorm Gold Ltd.	4,079,055	20,191,322

SilverCrest Metals, Inc.(a)	3,296,667	16,527,497

Skeena Resources Ltd.(a)	2,074,336	9,348,863

Solaris Resources, Inc.(a)	1,291,200	4,596,704

SSR Mining, Inc.	2,085,333	28,777,595

Torex Gold Resources, Inc.(a)	121,000	824,224

Triple Flag Precious Metals Corp.	288,766	3,234,535

Victoria Gold Corp.(a)	1,553,000	7,831,402

Wesdome Gold Mines Ltd.(a)	4,610,000	27,646,126

		745,584,625

China–3.97%
Ganfeng Lithium Group Co. Ltd., H Shares(f)	5,232,320	35,413,978

Zijin Mining Group Co. Ltd., H Shares	26,830,000	25,541,819

		60,955,797

Colombia–0.24%
Aris Mining Corp.	1,779,685	3,736,117

Finland–0.42%
Jervois Global Ltd.(a)	20,550,000	6,417,505

Indonesia–0.91%
Nickel Industries Ltd.	29,231,112	13,577,414

PT Merdeka Copper Gold Tbk(a)	1,500,000	361,702

		13,939,116

South Africa–3.06%
Gold Fields Ltd., ADR	3,316,241	26,131,979

Sibanye Stillwater Ltd., ADR	2,212,587	20,776,192

		46,908,171

Turkey–1.13%
Eldorado Gold Corp.(a)	3,091,502	17,281,496

United Republic of Tanzania–0.90%
AngloGold Ashanti Ltd., ADR	1,058,100	13,808,205

United States–10.45%
Aura Minerals, Inc.	314,907	2,373,909

Freeport-McMoRan, Inc.	654,000	20,725,260

Hecla Mining Co.	2,375,304	10,855,139

Ivanhoe Electric, Inc.(a)	127,381	1,332,405

Newmont Corp.(c)	1,880,914	79,600,281

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4	Invesco Gold & Special Minerals Fund

	Shares	Value

United States–(continued)
Ormat Technologies, Inc.	20,000	$1,809,000

Royal Gold, Inc.	301,600	28,639,936

Tronox Holdings PLC, Class A	1,244,000	14,928,000

		160,263,930

Zambia–0.72%
First Quantum Minerals Ltd.	623,000	10,988,872

Total Common Stocks & Other Equity Interests (Cost $1,515,681,766)		1,510,655,633

Exchange-Traded Funds–0.60%
United States–0.60%
SPDR ® Gold Trust–ETF(a) (Cost $9,812,093)	61,000	9,266,510

	Shares	Value

Money Market Funds–1.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(e)(g)	6,306,188	$6,306,188

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(e)(g)	4,503,762	4,504,663

Invesco Treasury Portfolio, Institutional Class, 3.08%(e)(g)	7,207,071	7,207,071

Total Money Market Funds (Cost $18,017,537)		18,017,922

TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $1,543,511,396)		1,537,940,065

OTHER ASSETS LESS LIABILITIES-(0.32)%		(4,971,868)

NET ASSETS-100.00%		$1,532,968,197

Investment Abbreviations:

ADR -  American Depositary Receipt

CDI  -  CREST Depository Interest

Rts.  -  Rights

TBK -  Terbatas (Indonesian Corporation)

Notes to Consolidated Schedule of Investments:

(a)	Non-income producing security.
(b)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(c)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts. See Note 1K and Note 1L.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,271,907	$39,506,586	$(51,472,305)	$-	$-	$ 6,306,188	$ 69,005
Invesco Liquid Assets Portfolio, Institutional Class	13,023,355	28,218,990	(36,740,608)	(615)	3,541	4,504,663	46,218
Invesco Treasury Portfolio, Institutional Class	20,882,179	45,150,384	(58,825,492)	-	-	7,207,071	70,094
Investments in Other Affiliates:
Karora Resources, Inc.	52,574,624	1,220,987	-	(31,655,562)	-	22,140,049	-
Osino Resources Corp.*	6,835,964	-	(4,403,323)	(1,424,455)	(1,008,186)	-	-
Westgold Resources Ltd.*	29,053,879	-	(1,932,446)	(12,256,592)	(4,761,149)	10,103,692	-
Total	$140,641,908	$114,096,947	$(153,374,174)	$(45,337,224)	$(5,765,794)	$50,261,663	$185,317

*	At October 31, 2022, this security was no longer an affiliate of the Fund.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2022 represented 2.31% of the Fund’s Net Assets.

(g)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5	Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Equity Risk

Agnico Eagle Mines Ltd.	Call	11/18/2022	5,000	CAD	64.00	CAD	32,000,000	$(293,610)

Agnico Eagle Mines Ltd.	Call	12/16/2022	4,000	USD	55.00	USD	22,000,000	(130,000)

Alamos Gold, Inc.	Call	12/16/2022	2,000	USD	10.00	USD	2,000,000	(20,000)

AngloGold Ashanti Ltd.	Call	04/21/2023	2,000	USD	18.00	USD	3,600,000	(110,000)

Barrick Gold Corp.	Call	03/17/2023	1,000	USD	18.00	USD	1,800,000	(52,500)

Cameco Corp.	Call	12/16/2022	6,800	USD	30.00	USD	20,400,000	(214,200)

Eldorado Gold Corp.	Call	04/21/2023	2,000	USD	8.00	USD	1,600,000	(50,000)

Endeavour Mining PLC	Call	11/18/2022	6,000	CAD	27.00	CAD	16,200,000	(59,456)

Equinox Gold Corp.	Call	01/20/2023	4,000	USD	5.00	USD	2,000,000	(30,000)

Ero Copper Corp.	Call	03/17/2023	1,000	CAD	19.00	CAD	1,900,000	(62,392)

First Quantum Minerals Ltd.	Call	01/20/2023	3,000	CAD	31.00	CAD	9,300,000	(118,912)

Franco-Nevada Corp.	Call	01/20/2023	600	USD	155.00	USD	9,300,000	(72,000)

Freeport-McMoRan, Inc.	Call	01/20/2023	5,500	USD	40.00	USD	22,000,000	(420,750)

Hecla Mining Co.	Call	03/17/2023	10,000	USD	6.00	USD	6,000,000	(315,000)

Ivanhoe Mines Ltd.	Call	03/17/2023	4,000	CAD	12.00	CAD	4,800,000	(127,721)

K92 Mining, Inc.	Call	12/16/2022	10,000	CAD	9.00	CAD	9,000,000	(22,021)

Lithium Americas Corp.	Call	11/18/2022	3,500	USD	30.00	USD	10,500,000	(96,250)

MAG Silver Corp.	Call	11/18/2022	7,000	USD	15.00	USD	10,500,000	(157,500)

Mineral Resources Ltd.	Call	11/17/2022	500	AUD	83.00	AUD	4,150,000	(25,906)

New Gold, Inc.	Call	11/18/2022	5,000	USD	2.00	USD	1,000,000	(12,500)

Newcrest Mining Ltd.	Call	01/19/2023	1,000	AUD	19.00	AUD	1,900,000	(37,739)

Northern Star Resources Ltd.	Call	12/15/2022	4,000	AUD	9.50	AUD	3,800,000	(61,407)

Ormat Technologies, Inc.	Call	12/16/2022	180	USD	95.00	USD	1,710,000	(49,500)

Royal Gold, Inc.	Call	04/21/2023	1,000	USD	130.00	USD	13,000,000	(170,000)

Sibanye Stillwater Ltd.	Call	01/20/2023	2,000	USD	12.50	USD	2,500,000	(45,000)

SPDR Gold Shares	Call	12/16/2022	600	USD	163.00	USD	9,780,000	(47,100)

SSR Mining, Inc.	Call	12/16/2022	4,000	USD	19.00	USD	7,600,000	(20,000)

Tronox Holdings PLC	Call	11/18/2022	3,000	USD	19.00	USD	5,700,000	(52,500)

Wesdome Gold Mines Ltd.	Call	11/18/2022	7,000	CAD	11.00	CAD	7,700,000	(10,276)

Subtotal – Equity Call Options Written								(2,884,240)

Equity Risk

Agnico Eagle Mines Ltd.	Put	12/16/2022	2,000	USD	35.00	USD	7,000,000	(75,000)

Agnico Eagle Mines Ltd.	Put	11/18/2022	1,000	CAD	46.00	CAD	4,600,000	(3,303)

Allkem Ltd.	Put	11/17/2022	2,000	AUD	14.00	AUD	2,800,000	(88,272)

AngloGold Ashanti Ltd.	Put	04/21/2023	1,000	USD	12.00	USD	1,200,000	(122,500)

Barrick Gold Corp.	Put	03/17/2023	1,000	USD	15.00	USD	1,500,000	(151,500)

Cameco Corp.	Put	12/16/2022	2,000	USD	23.00	USD	4,600,000	(308,000)

Endeavour Mining PLC	Put	11/18/2022	2,000	CAD	23.00	CAD	4,600,000	(67,530)

Ero Copper Corp.	Put	12/16/2022	1,000	CAD	12.50	CAD	1,250,000	(16,149)

First Quantum Minerals Ltd.	Put	01/20/2023	1,000	CAD	21.50	CAD	2,150,000	(97,992)

Franco-Nevada Corp.	Put	01/20/2023	300	USD	100.00	USD	3,000,000	(36,000)

Freeport-McMoRan, Inc.	Put	01/20/2023	1,000	USD	22.00	USD	2,200,000	(36,000)

Gold Fields Ltd.	Put	04/21/2023	2,000	USD	7.00	USD	1,400,000	(130,000)

Lithium Americas Corp.	Put	12/16/2022	1,500	USD	22.50	USD	3,375,000	(228,750)

MAG Silver Corp.	Put	11/18/2022	2,000	USD	15.00	USD	3,000,000	(380,000)
Mineral Resources Ltd.	Put	11/17/2022	1,000	AUD	67.00	AUD	6,700,000	(89,551)
Newcrest Mining Ltd.	Put	01/19/2023	1,000	AUD	17.00	AUD	1,700,000	(63,325)

Newmont Corp.	Put	12/16/2022	1,000	USD	35.00	USD	3,500,000	(48,500)

Ormat Technologies, Inc.	Put	12/16/2022	1,000	USD	75.00	USD	7,500,000	(72,500)

Piedmont Lithium, Inc.	Put	12/16/2022	1,000	USD	45.00	USD	4,500,000	(117,500)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6	Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)–(continued)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Sibanye Stillwater Ltd.	Put	01/20/2023	2,000	USD	10.00	USD	2,000,000	$(250,000)

SilverCrest Metals, Inc.	Put	12/16/2022	2,000	CAD	8.75	CAD	1,750,000	(289,940)

SPDR Gold Shares	Put	11/18/2022	100	USD	148.00	USD	1,480,000	(8,450)

SPDR Gold Shares	Put	12/16/2022	200	USD	147.00	USD	2,940,000	(30,800)

SSR Mining, Inc.	Put	12/16/2022	1,000	USD	15.00	USD	1,500,000	(172,500)

Torex Gold Resources Inc.	Put	03/17/2023	1,000	CAD	9.50	CAD	950,000	(82,578)

Tronox Holdings PLC	Put	01/20/2023	2,000	USD	14.00	USD	2,800,000	(490,000)

Wesdome Gold Mines Ltd.	Put	11/18/2022	2,000	CAD	9.00	CAD	1,800,000	(139,465)

Subtotal – Equity Put Options Written								(3,596,105)

Total Open Exchange-Traded Equity Options Written								$(6,480,345)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:

AUD	- Australian Dollar
CAD	- Canadian Dollar
SPDR	- Standard & Poor’s Depositary Receipt
USD	- U.S. Dollar

Portfolio Composition

By industry, based on Net Assets

Gold	72.00%

Diversified Metals & Mining	15.36

Silver	4.09

Copper	2.49

Precious Metals & Minerals	2.44

Other Sectors, Each Less than 2% of Net Assets	2.76

Money Market Funds Plus Other Assets Less Liabilities	0.86

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7	Invesco Gold & Special Minerals Fund

Consolidated Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,498,801,582)	$1,497,782,094

Investments in affiliates, at value (Cost $44,709,814)	40,157,971

Cash collateral – exchange-traded options contracts	79,714

Cash	1,101,578

Foreign currencies, at value (Cost $789,712)	792,197

Receivable for:
Investments sold	2,699,666

Fund shares sold	1,832,321

Dividends	3,183,074

Investment for trustee deferred compensation and retirement plans	130,900

Other assets	694,787

Total assets	1,548,454,302

Liabilities:
Other investments:
Options written, at value (premiums received $12,526,314)	6,480,345

Payable for:
Investments purchased	5,456,600

Fund shares reacquired	2,077,668

Accrued fees to affiliates	959,785

Accrued trustees’ and officers’ fees and benefits	38,099

Accrued other operating expenses	329,238

Trustee deferred compensation and retirement plans	144,370

Total liabilities	15,486,105

Net assets applicable to shares outstanding	$1,532,968,197

Net assets consist of:
Shares of beneficial interest	$3,167,455,587

Distributable earnings (loss)	(1,634,487,390)

$1,532,968,197

Net Assets:
Class A	$699,194,597

Class C	$72,075,068

Class R	$99,794,049

Class Y	$430,797,914

Class R5	$397,790

Class R6	$230,708,779

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	39,019,229

Class C	4,531,313

Class R	5,896,083

Class Y	23,962,734

Class R5	22,099

Class R6	12,685,339

Class A:
Net asset value per share	$17.92

Maximum offering price per share (Net asset value of $17.92 ÷ 94.50%)	$18.96

Class C:
Net asset value and offering price per share	$15.91

Class R:
Net asset value and offering price per share	$16.93

Class Y:
Net asset value and offering price per share	$17.98

Class R5:
Net asset value and offering price per share	$18.00

Class R6:
Net asset value and offering price per share	$18.19

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8	Invesco Gold & Special Minerals Fund

Consolidated Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $1,425,304)	$14,457,823

Dividends from affiliates	185,317

Total investment income	14,643,140

Expenses:

Advisory fees	5,493,455

Administrative services fees	131,704

Distribution fees:
Class A	997,124

Class C	441,674

Class R	299,744

Transfer agent fees – A, C, R and Y	1,509,295

Transfer agent fees – R5	420

Transfer agent fees – R6	39,579

Trustees’ and officers’ fees and benefits	14,673

Registration and filing fees	63,676

Reports to shareholders	58,994

Professional services fees	36,336

Other	(18,450)

Total expenses	9,068,224

Less: Fees waived and/or expense offset arrangement(s)	(20,494)

Net expenses	9,047,730

Net investment income	5,595,410

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(245,260,127)

Affiliated investment securities	(5,765,794)

Foreign currencies	(147,225)

Forward foreign currency contracts	9,029

Option contracts written	13,724,637

(237,439,480)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(516,684,879)

Affiliated investment securities	(45,337,224)

Foreign currencies	4,735

Forward foreign currency contracts	19

Option contracts written	8,317,146

(553,700,203)

Net realized and unrealized gain (loss)	(791,139,683)

Net increase (decrease) in net assets resulting from operations	$(785,544,273)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9	Invesco Gold & Special Minerals Fund

Consolidated Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:
Net investment income	$5,595,410	$5,905,741

Net realized gain (loss)	(237,439,480)	195,339,116

Change in net unrealized appreciation (depreciation)	(553,700,203)	(207,142,399)

Net increase (decrease) in net assets resulting from operations	(785,544,273)	(5,897,542)

Distributions to shareholders from distributable earnings:
Class A	–	(35,482,130)

Class C	–	(4,610,763)

Class R	–	(5,243,534)

Class Y	–	(21,980,050)

Class R5	–	(63,093)

Class R6	–	(10,621,185)

Total distributions from distributable earnings	–	(78,000,755)

Share transactions–net:
Class A	(17,891,066)	10,607,034

Class C	(5,568,541)	(6,325,420)

Class R	(5,602,321)	10,398,852

Class Y	(20,938,105)	98,006,379

Class R5	(1,299,181)	1,978,328

Class R6	(7,300,252)	72,099,591

Net increase (decrease) in net assets resulting from share transactions	(58,599,466)	186,764,764

Net increase (decrease) in net assets	(844,143,739)	102,866,467

Net assets:
Beginning of period	2,377,111,936	2,274,245,469

End of period	$1,532,968,197	$2,377,111,936

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10	Invesco Gold & Special Minerals Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/22	$26.81	$ 0.06	$(8.95)	$(8.89)	$ -	$17.92	(33.16	)%(d)	$ 699,195	1.06	%(d)(e)	1.06	%(d)(e)	0.55	%(d)(e)	10%
Year ended 04/30/22	27.70	0.05	(0.01)	0.04	(0.93)	26.81	0.43	(d)	1,070,962	1.05	(d)	1.05	(d)	0.19	(d)	32
Year ended 04/30/21	21.77	0.06	6.30	6.36	(0.43)	27.70	29.28	(d)	1,098,007	1.05	(d)	1.05	(d)	0.21	(d)	43
Ten months ended 04/30/20	17.87	0.02	3.94	3.96	(0.06)	21.77	22.21		705,341	1.17	(e)	1.20	(e)	0.13	(e)	44
Year ended 06/30/19	15.51	0.00	2.36	2.36	-	17.87	15.22		532,925	1.17		1.18		0.00		35
Year ended 06/30/18	16.28	(0.06)	(0.25)	(0.31)	(0.46)	15.51	(1.88)		490,065	1.16		1.17		(0.39)		44

Year ended 06/30/17	19.82	(0.09)	(2.40)	(2.49)	(1.05)	16.28	(12.12)		570,847	1.15		1.16		(0.48)		65
Class C
Six months ended 10/31/22	23.89	(0.02)	(7.96)	(7.98)	-	15.91	(33.40)		72,075	1.82	(e)	1.82	(e)	(0.21	)(e)	10
Year ended 04/30/22	24.98	(0.14)	(0.02)	(0.16)	(0.93)	23.89	(0.34)		116,380	1.81		1.81		(0.57)		32
Year ended 04/30/21	19.68	(0.14)	5.70	5.56	(0.26)	24.98	28.27		128,089	1.81		1.81		(0.55)		43
Ten months ended 04/30/20	16.20	(0.09)	3.57	3.48	-	19.68	21.48		99,528	1.92	(e)	1.96	(e)	(0.62	)(e)	44
Year ended 06/30/19	14.17	(0.10)	2.13	2.03	-	16.20	14.33		88,904	1.92		1.93		(0.76)		35
Year ended 06/30/18	14.91	(0.17)	(0.22)	(0.39)	(0.35)	14.17	(2.62)		121,350	1.92		1.93		(1.15)		44

Year ended 06/30/17	18.26	(0.20)	(2.21)	(2.41)	(0.94)	14.91	(12.80)		138,114	1.91		1.92		(1.22)		65
Class R
Six months ended 10/31/22	25.35	0.03	(8.45)	(8.42)	-	16.93	(33.21)		99,794	1.32	(e)	1.32	(e)	0.29	(e)	10
Year ended 04/30/22	26.32	(0.02)	(0.02)	(0.04)	(0.93)	25.35	0.14		157,476	1.31		1.31		(0.07)		32
Year ended 04/30/21	20.69	(0.01)	5.98	5.97	(0.34)	26.32	28.90		153,232	1.31		1.31		(0.05)		43
Ten months ended 04/30/20	16.98	(0.02)	3.75	3.73	(0.02)	20.69	21.99		125,316	1.42	(e)	1.46	(e)	(0.12	)(e)	44
Year ended 06/30/19	14.77	(0.04)	2.25	2.21	-	16.98	14.96		113,589	1.42		1.43		(0.25)		35
Year ended 06/30/18	15.54	(0.10)	(0.25)	(0.35)	(0.42)	14.77	(2.23)		114,608	1.42		1.43		(0.65)		44

Year ended 06/30/17	18.98	(0.12)	(2.31)	(2.43)	(1.01)	15.54	(12.34)		136,979	1.41		1.42		(0.73)		65
Class Y
Six months ended 10/31/22	26.86	0.08	(8.96)	(8.88)	-	17.98	(33.06)		430,798	0.82	(e)	0.82	(e)	0.79	(e)	10
Year ended 04/30/22	27.69	0.12	(0.02)	0.10	(0.93)	26.86	0.64		675,653	0.81		0.81		0.43		32
Year ended 04/30/21	21.78	0.12	6.31	6.43	(0.52)	27.69	29.57		600,958	0.81		0.81		0.45		43
Ten months ended 04/30/20	17.88	0.06	3.93	3.99	(0.09)	21.78	22.41		349,290	0.92	(e)	0.96	(e)	0.38	(e)	44
Year ended 06/30/19	15.48	0.04	2.36	2.40	-	17.88	15.50		229,569	0.92		0.93		0.24		35
Year ended 06/30/18	16.26	(0.02)	(0.25)	(0.27)	(0.51)	15.48	(1.65)		147,282	0.92		0.93		(0.15)		44

Year ended 06/30/17	19.81	(0.05)	(2.41)	(2.46)	(1.09)	16.26	(11.91)		152,334	0.91		0.92		(0.28)		65
Class R5
Six months ended 10/31/22	26.89	0.10	(8.99)	(8.89)	-	18.00	(33.06)		398	0.73	(e)	0.73	(e)	0.88	(e)	10
Year ended 04/30/22	27.69	0.14	(0.01)	0.13	(0.93)	26.89	0.75		2,164	0.72		0.72		0.52		32
Year ended 04/30/21	21.79	0.16	6.31	6.47	(0.57)	27.69	29.75		141	0.69		0.69		0.57		43
Ten months ended 04/30/20	17.87	0.08	3.95	4.03	(0.11)	21.79	22.65		30	0.77	(e)	0.77	(e)	0.53	(e)	44

Period ended 06/30/19(f)	14.75	0.01	3.11	3.12	-	17.87	21.15		12	0.80	(e)	0.80	(e)	0.35	(e)	35
Class R6
Six months ended 10/31/22	27.15	0.10	(9.06)	(8.96)	-	18.19	(33.00)		230,709	0.66	(e)	0.66	(e)	0.95	(e)	10
Year ended 04/30/22	27.94	0.16	(0.02)	0.14	(0.93)	27.15	0.78		354,476	0.65		0.65		0.59		32
Year ended 04/30/21	21.98	0.16	6.37	6.53	(0.57)	27.94	29.79		293,817	0.66		0.66		0.60		43
Ten months ended 04/30/20	18.03	0.09	3.98	4.07	(0.12)	21.98	22.65		197,933	0.74	(e)	0.74	(e)	0.56	(e)	44
Year ended 06/30/19	15.58	0.06	2.39	2.45	-	18.03	15.73		133,853	0.75		0.76		0.41		35
Year ended 06/30/18	16.37	0.00	(0.26)	(0.26)	(0.53)	15.58	(1.53)		104,921	0.75		0.75		0.02		44

Year ended 06/30/17	19.94	(0.02)	(2.42)	(2.44)	(1.13)	16.37	(11.75)		77,158	0.73		0.73		(0.09)		65

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $210,653,892 and sold of $9,084,044 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Gold & Precious Metals Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended October 31, 2022 and the years ended April 30, 2022 and 2021.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11	Invesco Gold & Special Minerals Fund

Notes to Consolidated Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Gold & Special Minerals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Gold & Special Minerals Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund will seek to gain exposure to the commodity market through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in gold bullion and other precious metals, shares of exchange-traded funds that invest in gold bullion (Gold ETFs), commodity linked derivatives related to gold or other special mineral (including commodity futures, financial futures, options and swap contracts, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions). The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

12	Invesco Gold & Special Minerals Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

13	Invesco Gold & Special Minerals Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

K.

Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

N.

Other Risks - The Subsidiary will seek to gain exposure to gold bullion and other precious metals, Gold ETFs, commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Accordingly, the Fund may invest a greater portion of its assets in the securities of a single issuer or limited number of issuers than a “diversified” fund. To the extent that the Fund invests a higher percentage of its assets in the securities of a single issuer or limited number of issuers, the Fund is more subject to the risks associated with and developments affecting that issuer or limited number of issuers than a fund that invests more widely.

O.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

14	Invesco Gold & Special Minerals Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $200 million	0.750%

Next $150 million	0.720%

Next $350 million	0.680%

Next $1.3 billion	0.560%

Next $2 billion	0.460%

Next $2 billion	0.410%

Next $2 billion	0.385%

Next $8 billion	0.360%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $13,184.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $58,993 in front-end sales commissions from the sale of Class A shares and $11,943 and $6,741 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $26,477 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

15	Invesco Gold & Special Minerals Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$20,580,170	$340,685,102	$–	$361,265,272

Bosnia Hercegovina	–	4,460,834	–	4,460,834

Brazil	39,026,193	–	–	39,026,193

Burkina Faso	26,019,500	–	–	26,019,500

Canada	744,146,230	–	1,438,395	745,584,625

China	–	60,955,797	–	60,955,797

Colombia	3,736,117	–	–	3,736,117

Finland	–	6,417,505	–	6,417,505

Indonesia	–	13,939,116	–	13,939,116

South Africa	46,908,171	–	–	46,908,171

Turkey	17,281,496	–	–	17,281,496

United Republic of Tanzania	13,808,205	–	–	13,808,205

United States	169,530,440	–	–	169,530,440

Zambia	10,988,872	–	–	10,988,872

Money Market Funds	18,017,922	–	–	18,017,922

Total Investments in Securities	1,110,043,316	426,458,354	1,438,395	1,537,940,065

Other Investments - Liabilities*

Options Written	(6,480,345)	–	–	(6,480,345)

Total Investments	$1,103,562,971	$426,458,354	$1,438,395	$1,531,459,720

*	Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2022:

Value
Equity
Derivative Liabilities	Risk

Options written, at value – Exchange-Traded	$(6,480,345)

Derivatives not subject to master netting agreements	6,480,345

Total Derivative Liabilities subject to master netting agreements	$–

16	Invesco Gold & Special Minerals Fund

Effect of Derivative Investments for the six months ended October 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on
	Consolidated Statement of Operations
	Currency Risk	Equity Risk	Total

Realized Gain:
Forward foreign currency contracts	$9,029	$-	$9,029

Options written	-	13,724,637	13,724,637

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	19	-	19

Options written	-	8,317,146	8,317,146

Total	$9,048	$22,041,783	$22,050,831

The table below summarizes the average notional value of derivatives held during the period.

	Forward	Equity
	Foreign Currency	Options
	Contracts	Written

Average notional value	$1,440,093	$358,485,223

Average contracts	-	146,370

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,310.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of April 30, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$197,138,065	$1,131,951,087	$1,329,089,152

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

17	Invesco Gold & Special Minerals Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $177,786,577 and $192,294,581, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 184,774,851

Aggregate unrealized (depreciation) of investments	(268,348,178)

Net unrealized appreciation (depreciation) of investments	$ (83,573,327)

Cost of investments for tax purposes is $1,615,033,047.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	3,618,459	$75,911,533	9,796,466	$272,429,732

Class C	420,725	8,008,600	1,226,255	30,258,484

Class R	803,451	15,732,802	2,088,465	54,833,259

Class Y	5,002,450	104,453,167	11,731,724	323,633,373

Class R5	4,941	110,615	81,288	2,159,887

Class R6	3,188,694	67,553,850	7,090,670	197,507,809

Issued as reinvestment of dividends:
Class A	-	-	1,295,409	32,126,159

Class C	-	-	179,347	3,974,323

Class R	-	-	222,903	5,233,769

Class Y	-	-	723,318	17,959,973

Class R5	-	-	2,525	62,745

Class R6	-	-	411,428	10,322,727

Automatic conversion of Class C shares to Class A shares:
Class A	157,944	3,191,772	397,284	10,644,145

Class C	(177,618)	(3,191,772)	(443,191)	(10,644,145)

Reacquired:
Class A	(4,707,958)	(96,994,371)	(11,170,547)	(304,593,002)

Class C	(583,935)	(10,385,369)	(1,217,541)	(29,914,082)

Class R	(1,118,737)	(21,335,123)	(1,921,241)	(49,668,176)

Class Y	(6,192,532)	(125,391,272)	(9,003,239)	(243,586,967)

Class R5	(63,329)	(1,409,796)	(8,436)	(244,304)

Class R6	(3,559,104)	(74,854,102)	(4,963,426)	(135,730,945)

Net increase (decrease) in share activity	(3,206,549)	$(58,599,466)	6,519,461	$186,764,764

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18	Invesco Gold & Special Minerals Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)[1]	Expenses Paid During Period	Ending Account Value (10/31/22)[2]	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$668.40	$4.46	$1,019.86	$5.40	1.06%
Class C	1,000.00	666.00	7.64	1,016.03	9.25	1.82
Class R	1,000.00	667.90	5.55	1,018.55	6.72	1.32
Class Y	1,000.00	669.40	3.45	1,021.07	4.18	0.82
Class R5	1,000.00	669.40	3.07	1,021.53	3.72	0.73
Class R6	1,000.00	670.00	2.78	1,021.88	3.36	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	Invesco Gold & Special Minerals Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Gold & Special Minerals Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled

Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the Philadelphia Gold & Silver Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the performance of the Index for the three year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

20	Invesco Gold & Special Minerals Fund

performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective in 2020. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

    The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21	Invesco Gold & Special Minerals Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	O-GSM-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Small Cap Value Fund

Nasdaq:

A: VSCAX ∎ C: VSMCX ∎ R: VSRAX ∎ Y: VSMIX ∎ R6: SMVSX

2	Fund Performance

4	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.25%
Class C Shares	0.90
Class R Shares	1.09
Class Y Shares	1.31
Class R6 Shares	1.40
S&P 500 Index▼ (Broad Market Index)	-5.50
Russell 2000 Value Index▼ (Style-Specific Index)	-1.35
Lipper Small-Cap Value Funds Index∎ (Peer Group Index)	-0.45

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
    The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks.The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
    The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.
    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Small Cap Value Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges

Class A Shares
Inception (6/21/99)	10.40%
10 Years	11.82
5 Years	8.39
1 Year	-3.13

Class C Shares
Inception (6/21/99)	10.38%
10 Years	11.79
5 Years	8.83
1 Year	0.94

Class R Shares
10 Years	12.16%
5 Years	9.33
1 Year	2.19

Class Y Shares
Inception (8/12/05)	10.30%
10 Years	12.73
5 Years	9.89
1 Year	2.69

Class R6 Shares
10 Years	12.70%
5 Years	10.05
1 Year	2.87

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Small Cap Value Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Small Cap Value Fund (renamed Invesco Small Cap Value Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares.

Class R6 shares incepted on February 7, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Small Cap Value Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.20%
Aerospace & Defense–6.79%
BWX Technologies, Inc.	624,500	$35,584,010

Hensoldt AG (Germany)	1,611,208	37,896,770

Huntington Ingalls Industries, Inc.	127,300	32,725,011

Maxar Technologies, Inc.	610,400	13,636,336

Parsons Corp.(b)(c)	703,000	32,956,640

RADA Electronic Industries Ltd. (Israel)(b)	1,029,200	11,835,800

		164,634,567

Auto Parts & Equipment–1.56%
Dana, Inc.	1,867,796	29,810,024

Modine Manufacturing Co.(b)	448,500	8,037,120

		37,847,144

Biotechnology–0.91%
Horizon Therapeutics PLC(b)	354,000	22,061,280

Commodity Chemicals–2.03%
Cabot Corp.(c)	450,600	33,110,088

Orion Engineered Carbons S.A. (Germany)	1,018,200	16,250,472

		49,360,560

Construction & Engineering–6.52%
AECOM(c)	765,122	57,598,384

Balfour Beatty PLC (United Kingdom)	1,311,900	4,492,396

Concrete Pumping Holdings, Inc.(b)	659,700	4,225,379

HOCHTIEF AG (Germany)(c)	211,000	11,221,004

MasTec, Inc.(b)(c)	536,900	41,384,252

Primoris Services Corp.	1,350,100	27,258,519

Sterling Infrastructure, Inc.(b)	443,600	11,972,764

		158,152,698

Construction Machinery & Heavy Trucks–2.33%
Astec Industries, Inc.(c)	251,678	10,985,745

Manitowoc Co., Inc. (The)(b)(c)	1,080,900	9,857,808

REV Group, Inc.	765,000	10,511,100

Terex Corp.	618,000	25,053,720

		56,408,373

Diversified Chemicals–1.32%
Huntsman Corp.(c)	1,200,563	32,127,066

Diversified Metals & Mining–0.63%
Hudbay Minerals, Inc. (Canada)	1,295,600	4,923,280

Teck Resources Ltd., Class B (Canada)(c)	339,800	10,343,512

		15,266,792

Diversified Support Services–0.08%
VSE Corp.	44,199	2,045,972

Education Services–3.79%
Adtalem Global Education, Inc.(b)(c)	890,700	37,142,190

Grand Canyon Education, Inc.(b)	543,700	54,712,531

		91,854,721

	Shares	Value

Electric Utilities–0.76%
NRG Energy, Inc.	417,100	$18,519,240

Electrical Components & Equipment–2.07%
EnerSys(c)	175,200	11,614,008

Vertiv Holdings Co.(c)	2,695,400	38,571,174

		50,185,182

Electronic Manufacturing Services–4.07%
Flex Ltd.(b)	2,931,300	57,394,854

Jabil, Inc.	642,600	41,287,050

		98,681,904

Environmental & Facilities Services–0.10%
Li-Cycle Holdings Corp. (Canada)(b)	418,915	2,496,733

Food Distributors–1.40%
US Foods Holding Corp.(b)	1,137,171	33,842,209

Gold–0.89%
Kinross Gold Corp. (Canada)	1,607,600	5,835,588

Yamana Gold, Inc. (Canada)	3,614,600	15,831,948

		21,667,536

Health Care Distributors–0.95%
Henry Schein, Inc.(b)	336,000	23,002,560

Health Care Equipment–1.12%
Integer Holdings Corp.(b)(c)	434,500	27,082,385

Health Care Facilities–5.04%
Encompass Health Corp.	703,700	38,309,428

Select Medical Holdings Corp.(c)	1,262,600	32,423,568

Universal Health Services, Inc., Class B	443,900	51,434,693

		122,167,689

Health Care Services–0.24%
Fresenius Medical Care AG & Co. KGaA (Germany)	206,626	5,715,359

Hotels, Resorts & Cruise Lines–0.60%
Travel + Leisure Co.	382,176	14,515,044

Household Products–0.74%
Spectrum Brands Holdings, Inc.(c)	389,259	17,960,410

Human Resource & Employment Services–1.30%
Kelly Services, Inc., Class A(c)	394,110	6,439,757

ManpowerGroup, Inc.	320,800	25,131,472

		31,571,229

Independent Power Producers & Energy Traders–1.37%
Vistra Corp.	1,444,500	33,180,165

Industrial Machinery–1.65%
Crane Holdings Co.(c)	53,600	5,378,224

Gates Industrial Corp. PLC(b)	990,200	11,040,730

Timken Co. (The)(c)	332,400	23,696,796

		40,115,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Small Cap Value Fund

	Shares	Value

Life & Health Insurance–2.07%
American Equity Investment Life Holding Co.	1,162,947	$50,099,757

Office Services & Supplies–1.60%
Interface, Inc.	435,320	4,923,469

Kimball International, Inc., Class B	497,900	3,679,481

MillerKnoll, Inc.(c)	956,400	20,256,552

Steelcase, Inc., Class A	1,284,000	9,976,680

		38,836,182

Oil & Gas Equipment & Services–3.87%
Helix Energy Solutions Group, Inc.(b)(c)	3,561,581	24,931,067

NexTier Oilfield Solutions, Inc.(b)	1,240,011	12,499,311

TechnipFMC PLC (United Kingdom)(b)	5,318,634	56,324,334

		93,754,712

Oil & Gas Exploration & Production–14.63%
APA Corp.	1,097,200	49,878,712

ARC Resources Ltd. (Canada)	3,306,000	46,543,898

Crescent Point Energy Corp. (Canada)	3,931,800	30,736,353

Enerplus Corp. (Canada)	1,181,200	20,479,278

EQT Corp.	97,700	4,087,768

Kosmos Energy Ltd. (Ghana)(b)	6,189,100	40,167,259

Murphy Oil Corp.	132,900	6,446,979

Northern Oil and Gas, Inc.(c)	2,409,280	82,252,819

Ovintiv, Inc.	848,000	42,951,200

Southwestern Energy Co.(b)	3,577,400	24,791,382

Tamarack Valley Energy Ltd. (Canada)	1,688,500	6,506,863

		354,842,511

Oil & Gas Storage & Transportation–2.11%
New Fortress Energy, Inc.(c)	927,223	51,062,171

Regional Banks–8.20%
Five Star Bancorp	364,454	10,572,811

Huntington Bancshares, Inc.	3,042,458	46,184,513

PacWest Bancorp	764,988	19,017,602

Pinnacle Financial Partners, Inc.	136,300	11,311,537

SVB Financial Group(b)	98,800	22,818,848

Texas Capital Bancshares, Inc.(b)	482,500	28,950,000

Webster Financial Corp.	926,800	50,288,168

Western Alliance Bancorporation	143,700	9,652,329

		198,795,808

Research & Consulting Services–4.02%
CACI International, Inc., Class A(b)	143,118	43,512,166

Huron Consulting Group, Inc.(b)	76,100	5,603,243

KBR, Inc.	974,300	48,490,911

		97,606,320

Restaurants–1.55%
Cheesecake Factory, Inc. (The)(c)	948,847	33,978,211

Marston’s PLC (United Kingdom)	9,176,449	3,680,337

		37,658,548

	Shares	Value

Semiconductor Equipment–0.91%
Ichor Holdings Ltd.(b)(c)	145,800	$3,709,152

MKS Instruments, Inc.	95,500	7,845,325

Ultra Clean Holdings, Inc.(b)(c)	336,800	10,477,848

		22,032,325

Specialty Chemicals–0.19%
Axalta Coating Systems Ltd.(b)(c)	202,200	4,715,304

Steel–1.50%
Carpenter Technology Corp.	970,230	36,286,602

Trading Companies & Distributors–4.95%
Air Lease Corp.(c)	1,016,300	35,865,227

Beacon Roofing Supply, Inc.(b)(c)	229,466	12,930,409

DXP Enterprises, Inc.(b)	249,591	7,140,799

Univar Solutions, Inc.(b)	1,665,026	42,424,862

WESCO International, Inc.(b)(c)	157,100	21,643,667

		120,004,964

Trucking–0.34%
National Express Group PLC (United Kingdom)(b)	4,303,860	8,334,047

Total Common Stocks & Other Equity Interests (Cost $2,161,164,056)		2,284,491,819

Money Market Funds–5.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e)	43,847,798	43,847,798

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(d)(e)	30,939,201	30,945,389

Invesco Treasury Portfolio, Institutional Class, 3.08%(d)(e)	50,111,769	50,111,769

Total Money Market Funds (Cost $124,898,340)		124,904,956

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.35% (Cost $2,286,062,396)		2,409,396,775

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.70%
Invesco Private Government Fund, 3.18%(d)(e)(f)	–	63,294,694

Invesco Private Prime Fund, 3.28%(d)(e)(f)	–	171,882,912

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $235,177,337)		235,177,606

TOTAL INVESTMENTS IN SECURITIES–109.05% (Cost $2,521,239,733)		2,644,574,381

OTHER ASSETS LESS LIABILITIES–(9.05)%		(219,411,129)

NET ASSETS–100.00%		$2,425,163,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Small Cap Value Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 28,128,261	$ 154,635,777	$ (138,916,240)	$ -	$ -	$ 43,847,798	$ 346,649
Invesco Liquid Assets Portfolio, Institutional Class	19,708,213	110,454,126	(99,225,885)	5,639	3,296	30,945,389	243,199
Invesco Treasury Portfolio, Institutional Class	32,146,584	176,726,603	(158,761,418)	-	-	50,111,769	382,189
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,889,639	268,629,335	(237,224,280)	-	-	63,294,694	489,070*
Invesco Private Prime Fund	74,524,001	595,520,906	(498,155,308)	(3,008)	(3,679)	171,882,912	1,347,361*
Total	$186,396,698	$1,305,966,747	$(1,132,283,131)	$ 2,631	$ (383)	$360,082,562	$ 2,808,468

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to		Unrealized Appreciation (Depreciation)
	Counterparty	Deliver	Receive
Currency Risk
11/23/2022	Bank of America, N.A.	GBP 14,181,805	USD 15,980,401	$(292,559)
11/23/2022	Bank of America, N.A.	USD 12,087,353	EUR 12,149,477	(62,840)
11/23/2022	Royal Bank of Canada	EUR 68,608,740	USD 67,809,380	(93,682)
Total Forward Foreign Currency Contracts				$(449,081)

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Small Cap Value Fund

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2022

Industrials	31.77%

Energy	20.60

Financials	10.26

Health Care	8.25

Consumer Discretionary	7.50

Materials	6.57

Information Technology	4.98

Consumer Staples	2.14

Utilities	2.13

Unknown G1	0.00

Money Market Funds Plus Other Assets Less Liabilities	5.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Small Cap Value Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,161,164,056)*	$2,284,491,819

Investments in affiliated money market funds, at value (Cost $360,075,677)	360,082,562

Foreign currencies, at value (Cost $4,549,305)	4,549,612

Receivable for:
Investments sold	14,275,980

Fund shares sold	5,772,384

Dividends	1,291,336

Investment for trustee deferred compensation and retirement plans	185,687

Other assets	188,807

Total assets	2,670,838,187

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	449,081

Payable for:
Investments purchased	5,670,312

Fund shares reacquired	3,189,956

Collateral upon return of securities loaned	235,177,337

Accrued fees to affiliates	863,256

Accrued other operating expenses	120,167

Trustee deferred compensation and retirement plans	204,826

Total liabilities	245,674,935

Net assets applicable to shares outstanding	$2,425,163,252

Net assets consist of:
Shares of beneficial interest	$2,087,771,219

Distributable earnings	337,392,033

$2,425,163,252

Net Assets:
Class A	$751,566,915

Class C	$25,667,957

Class R	$12,978,482

Class Y	$1,297,568,275

Class R6	$337,381,623

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	40,413,335

Class C	2,544,525

Class R	702,175

Class Y	64,544,684

Class R6	16,626,077

Class A:
Net asset value per share	$18.60

Maximum offering price per share (Net asset value of $18.60 ÷ 94.50%)	$19.68

Class C:
Net asset value and offering price per share	$10.09

Class R:
Net asset value and offering price per share	$18.48

Class Y:
Net asset value and offering price per share	$20.10

Class R6:
Net asset value and offering price per share	$20.29

*	At October 31, 2022, securities with an aggregate value of $230,846,902 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Small Cap Value Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $394,782)	$16,754,516

Dividends from affiliated money market funds (includes net securities lending income of $128,969)	1,101,006

Total investment income	17,855,522

Expenses:
Advisory fees	6,847,015

Administrative services fees	152,051

Custodian fees	10,325

Distribution fees:
Class A	895,343

Class C	118,359

Class R	29,890

Transfer agent fees – A, C, R and Y	1,462,076

Transfer agent fees – R6	42,734

Trustees’ and officers’ fees and benefits	11,801

Registration and filing fees	130,799

Reports to shareholders	40,265

Professional services fees	27,701

Other	5,633

Total expenses	9,773,992

Less: Fees waived and/or expense offset arrangement(s)	(47,347)

Net expenses	9,726,645

Net investment income	8,128,877

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	48,303,797

Affiliated investment securities	(383)

Foreign currencies	(134,746)

Forward foreign currency contracts	(2,410,298)

45,758,370

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(14,752,001)

Affiliated investment securities	2,631

Foreign currencies	(57,851)

Forward foreign currency contracts	(449,081)

(15,256,302)

Net realized and unrealized gain	30,502,068

Net increase in net assets resulting from operations	$38,630,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31,	April 30,
	2022	2022

Operations:
Net investment income	$8,128,877	$4,361,774

Net realized gain	45,758,370	345,808,958

Change in net unrealized appreciation (depreciation)	(15,256,302)	(316,078,267)

Net increase in net assets resulting from operations	38,630,945	34,092,465

Distributions to shareholders from distributable earnings:
Class A	–	(101,790,912)

Class C	–	(4,343,882)

Class R	–	(1,502,521)

Class Y	–	(106,700,334)

Class R6	–	(17,684,381)

Total distributions from distributable earnings	–	(232,022,030)

Share transactions–net:
Class A	22,408,496	112,944,825

Class C	2,008,555	10,049,530

Class R	1,493,280	3,342,282

Class Y	188,788,527	370,852,528

Class R6	108,006,785	160,103,595

Net increase in net assets resulting from share transactions	322,705,643	657,292,760

Net increase in net assets	361,336,588	459,363,195

Net assets:
Beginning of period	2,063,826,664	1,604,463,469

End of period	$2,425,163,252	$2,063,826,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Small Cap Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/22	$18.37	$ 0.05		$ 0.18	$ 0.23	$ –	$ –	$ –	$18.60	1.25%		$751,567	1.08	%(d)	1.08	%(d)	0.58	%(d)	20%
Year ended 04/30/22	20.84	0.01		0.62	0.63	(0.00)	(3.10)	(3.10)	18.37	3.75		721,429	1.09		1.09		0.11		79
Year ended 04/30/21	9.62	0.03		11.24	11.27	(0.05)	–	(0.05)	20.84	117.30		687,428	1.12		1.12		0.24		71
Year ended 04/30/20	14.10	0.02		(4.14)	(4.12)	–	(0.36)	(0.36)	9.62	(30.02)		372,448	1.13		1.13		0.16		47
Year ended 04/30/19	18.53	(0.04)		(1.22)	(1.26)	–	(3.17)	(3.17)	14.10	(3.16)		662,115	1.12		1.12		(0.22)		43
Year ended 04/30/18	19.44	(0.06)		2.31	2.25	–	(3.16)	(3.16)	18.53	11.32		933,986	1.12		1.12		(0.31)		28
Class C
Six months ended 10/31/22	10.00	(0.01)		0.10	0.09	–	–	–	10.09	0.90		25,668	1.83	(d)	1.83	(d)	(0.17	)(d)	20
Year ended 04/30/22	12.85	(0.07)		0.32	0.25	(0.00)	(3.10)	(3.10)	10.00	2.99		23,397	1.84		1.84		(0.64)		79
Year ended 04/30/21	5.96	(0.04)		6.94	6.90	(0.01)	–	(0.01)	12.85	115.93	(e)	17,598	1.81	(e)	1.81	(e)	(0.45	)(e)	71
Year ended 04/30/20	8.93	(0.04)		(2.57)	(2.61)	–	(0.36)	(0.36)	5.96	(30.50	)(e)	10,133	1.84	(e)	1.84	(e)	(0.55	)(e)	47
Year ended 04/30/19	13.29	(0.11)		(1.08)	(1.19)	–	(3.17)	(3.17)	8.93	(3.98)		22,059	1.87		1.87		(0.97)		43
Year ended 04/30/18	14.83	(0.15)		1.77	1.62	–	(3.16)	(3.16)	13.29	10.53	(e)	76,302	1.86	(e)	1.86	(e)	(1.05	)(e)	28
Class R
Six months ended 10/31/22	18.28	0.03		0.17	0.20	–	–	–	18.48	1.09		12,978	1.33	(d)	1.33	(d)	0.33	(d)	20
Year ended 04/30/22	20.79	(0.03)		0.62	0.59	(0.00)	(3.10)	(3.10)	18.28	3.52		11,315	1.34		1.34		(0.14)		79
Year ended 04/30/21	9.61	(0.00	)(f)	11.21	11.21	(0.03)	–	(0.03)	20.79	116.81		9,140	1.37		1.37		(0.01)		71
Period ended 04/30/20(g)	8.49	(0.00	)(f)	1.12	1.12	–	–	–	9.61	13.19		3,866	1.37	(d)	1.37	(d)	(0.08	)(d)	47
Class Y
Six months ended 10/31/22	19.84	0.08		0.18	0.26	–	–	–	20.10	1.31		1,297,568	0.83	(d)	0.83	(d)	0.83	(d)	20
Year ended 04/30/22	22.23	0.08		0.67	0.75	(0.04)	(3.10)	(3.14)	19.84	4.06		1,085,935	0.84		0.84		0.36		79
Year ended 04/30/21	10.25	0.07		11.98	12.05	(0.07)	–	(0.07)	22.23	117.78		812,019	0.87		0.87		0.49		71
Year ended 04/30/20	14.95	0.06		(4.40)	(4.34)	–	(0.36)	(0.36)	10.25	(29.79)		457,857	0.88		0.88		0.41		47
Year ended 04/30/19	19.37	0.01		(1.26)	(1.25)	–	(3.17)	(3.17)	14.95	(2.97)		875,875	0.87		0.87		0.03		43
Year ended 04/30/18	20.15	(0.01)		2.39	2.38	–	(3.16)	(3.16)	19.37	11.58		1,397,754	0.87		0.87		(0.06)		28
Class R6
Six months ended 10/31/22	20.01	0.09		0.19	0.28	–	–	–	20.29	1.40		337,382	0.70	(d)	0.70	(d)	0.96	(d)	20
Year ended 04/30/22	22.39	0.11		0.67	0.78	(0.06)	(3.10)	(3.16)	20.01	4.17		221,751	0.70		0.70		0.50		79
Year ended 04/30/21	10.31	0.09		12.07	12.16	(0.08)	–	(0.08)	22.39	118.25		78,279	0.73		0.73		0.63		71
Year ended 04/30/20	15.02	0.08		(4.43)	(4.35)	–	(0.36)	(0.36)	10.31	(29.71)		60,628	0.70		0.70		0.59		47
Year ended 04/30/19	19.41	0.03		(1.25)	(1.22)	–	(3.17)	(3.17)	15.02	(2.80)		65,409	0.71		0.71		0.19		43
Year ended 04/30/18	20.16	0.02		2.39	2.41	–	(3.16)	(3.16)	19.41	11.73		26,813	0.69		0.69		0.12		28

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $23,823,797 in connection with the acquisition of Invesco Oppenheimer Small Cap Value Fund into the Fund.

(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.94% for the year ended April 31, 2021, 0.96% for the year ended April 30, 2020 and 0.99% for the year ended April 30, 2018, respectively.

(f)	Amount represents less than $(0.005).
(g)	Commencement date of April 17, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Small Cap Value Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Small Cap Value Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended October 31, 2022, the Fund paid the Adviser $5,671 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

13	Invesco Small Cap Value Fund

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.670%

Next $500 million	0.645%

Over $1 billion	0.620%

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $44,934.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to

14	Invesco Small Cap Value Fund

intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $56,087 in front-end sales commissions from the sale of Class A shares and $1,718 and $6,111 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $1,632 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,217,644,302	$66,847,517	$–	$2,284,491,819

Money Market Funds	124,904,956	235,177,606	–	360,082,562

Total Investments in Securities	2,342,549,258	302,025,123	–	2,644,574,381

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(449,081)	–	(449,081)

Total Investments	$2,342,549,258	$301,576,042	$–	$2,644,125,300

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of October 31, 2022:

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(449,081)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(449,081)

15	Invesco Small Cap Value Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2022.

	Financial
	Derivative		Collateral
	Liabilities		(Received)/Pledged
	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$(355,399)	$(355,399)	$–	$–	$(355,399)

Royal Bank of Canada	(93,682)	(93,682)	–	–	(93,682)

Total	$(449,081)	$(449,081)	$–	$–	$(449,081)

Effect of Derivative Investments for the six months ended October 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(2,410,298)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(449,081)

Total	$(2,859,379)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$90,069,711

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,413.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

16	Invesco Small Cap Value Fund

The Fund had a capital loss carryforward as of April 30, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$5,865,361	$1,119,483	$6,984,844

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $658,023,532 and $411,434,869, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$305,315,620

Aggregate unrealized (depreciation) of investments	(186,386,178)

Net unrealized appreciation of investments	$118,929,442

Cost of investments for tax purposes is $2,525,195,858.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	5,265,479	$94,929,333	9,439,506	$190,915,847

Class C	606,246	5,889,822	1,290,219	14,798,454

Class R	142,128	2,520,865	163,890	3,251,723

Class Y	22,715,536	435,559,487	34,018,696	724,197,121

Class R6	8,095,591	156,623,566	8,818,284	189,023,755

Issued as reinvestment of dividends:
Class A	-	-	5,504,500	96,493,889

Class C	-	-	436,669	4,178,927

Class R	-	-	85,969	1,501,008

Class Y	-	-	4,533,685	85,731,979

Class R6	-	-	907,606	17,298,965

Automatic conversion of Class C shares to Class A shares:
Class A	28,751	511,919	88,447	1,742,554

Class C	(52,894)	(511,919)	(153,262)	(1,742,554)

Reacquired:
Class A	(4,147,445)	(73,032,756)	(8,757,393)	(176,207,465)

Class C	(347,721)	(3,369,348)	(603,967)	(7,185,297)

Class R	(58,849)	(1,027,585)	(70,618)	(1,410,449)

Class Y	(12,916,741)	(246,770,960)	(20,335,846)	(439,076,572)

Class R6	(2,551,745)	(48,616,781)	(2,140,508)	(46,219,125)

Net increase in share activity	16,778,336	$322,705,643	33,225,877	$657,292,760

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (10/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,012.50	$5.48	$1,019.76	$5.50	1.08%
Class C	1,000.00	1,009.00	9.27	1,015.98	9.30	1.83
Class R	1,000.00	1,010.90	6.74	1,018.50	6.77	1.33
Class Y	1,000.00	1,013.10	4.21	1,021.02	4.23	0.83
Class R6	1,000.00	1,014.00	3.55	1,021.68	3.57	0.70

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18	Invesco Small Cap Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Small Cap Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

19	Invesco Small Cap Value Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Small Cap Value Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	VK-SCV-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Technology Fund

Nasdaq:

A: ITYAX ∎ C: ITHCX ∎ Y: ITYYX ∎ Investor: FTCHX ∎ R5: FTPIX ∎ R6: FTPSX

2	Fund Performance

4	Schedule of Investments

6	Financial Statements

9	Financial Highlights

10	Notes to Financial Statements

16	Fund Expenses

17	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-16.55%
Class C Shares	-16.87
Class Y Shares	-16.45
Investor Class Shares	-16.51
Class R5 Shares	-16.42
Class R6 Shares	-16.40
NASDAQ Composite Total Return Index▼ (Broad Market/Style-Specific Index)	-10.53
Lipper Science & Technology Funds Index∎ (Peer Group Index)	-13.77
Source(s): ▼Bloomberg LP; ∎Lipper Inc.

The NASDAQ Composite Total Return Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.
The Lipper Science & Technology Funds Index is an unmanaged index considered representative of science and technology funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Technology Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges
Class A Shares
Inception (3/28/02)	5.40%
10 Years	10.44
5 Years	5.35
1 Year	-43.07

Class C Shares
Inception (2/14/00)	-0.15%
10 Years	10.39
5 Years	5.75
1 Year	-40.63

Class Y Shares
Inception (10/3/08)	11.55%
10 Years	11.34
5 Years	6.82
1 Year	-39.61

Investor Class Shares
Inception (1/19/84)	9.77%
10 Years	11.17
5 Years	6.66
1 Year	-39.71

Class R5 Shares
Inception (12/21/98)	5.45%
10 Years	11.56
5 Years	6.93
1 Year	-39.58

Class R6 Shares
10 Years	11.31%
5 Years	6.97
1 Year	-39.54

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Technology Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.88%
Advertising–1.30%
Trade Desk, Inc. (The), Class A(b)(c)	256,344	$13,647,755

Application Software–16.11%
Atlassian Corp., Class A(b)(c)	82,390	16,702,925

Datadog, Inc., Class A(b)	197,143	15,871,983

HubSpot, Inc.(b)(c)	24,484	7,260,975

Intuit, Inc.	59,511	25,440,953

Paycom Software, Inc.(b)	64,014	22,148,844

salesforce.com, inc.(b)(c)	146,355	23,795,859

Synopsys, Inc.(b)	98,217	28,733,383

Workday, Inc., Class A(b)(c)	185,485	28,902,273

		168,857,195

Data Processing & Outsourced Services–5.58%
Fiserv, Inc.(b)	166,000	17,054,840

PayPal Holdings, Inc.(b)	60,478	5,054,751

Visa, Inc., Class A(c)	175,478	36,352,023

		58,461,614

Interactive Home Entertainment–4.80%
Electronic Arts, Inc.	140,460	17,692,341

Nintendo Co. Ltd. (Japan)	376,000	15,321,943

Take-Two Interactive Software, Inc.(b)	146,339	17,338,245

		50,352,529

Interactive Media & Services–6.07%
Alphabet, Inc., Class A(b)	582,999	55,099,235

Baidu, Inc., ADR (China)(b)	65,642	5,026,208

Kuaishou Technology (China)(b)(d)	850,500	3,508,478

		63,633,921

Internet & Direct Marketing Retail–6.26%
Amazon.com, Inc.(b)	456,317	46,745,113

JD.com, Inc., ADR (China)	504,399	18,809,039

		65,554,152

Internet Services & Infrastructure–4.78%
Cloudflare, Inc., Class A(b)(c)	245,613	13,832,924

MongoDB, Inc.(b)	80,524	14,738,308

Snowflake, Inc., Class A(b)(c)	134,385	21,541,915

		50,113,147

IT Consulting & Other Services–1.23%
EPAM Systems, Inc.(b)	36,839	12,893,650

Movies & Entertainment–2.66%
Netflix, Inc.(b)	95,397	27,844,476

Pharmaceuticals–3.76%
Bayer AG (Germany)	749,685	39,438,685

Semiconductor Equipment–0.82%
Applied Materials, Inc.	33,244	2,935,113

ASML Holding N.V., New York Shares (Netherlands)	11,900	5,621,798

		8,556,911

	Shares	Value

Semiconductors–17.15%
Advanced Micro Devices, Inc.(b)	332,620	$19,977,157

Broadcom, Inc.	61,183	28,763,352

Lattice Semiconductor Corp.(b)	349,030	16,931,445

Marvell Technology, Inc.(c)	707,225	28,062,688

Micron Technology, Inc.	163,217	8,830,040

Monolithic Power Systems, Inc.	56,429	19,154,824

NVIDIA Corp.	238,032	32,127,179

ON Semiconductor Corp.(b)(c)	284,554	17,480,152

QUALCOMM, Inc.	71,353	8,395,394

		179,722,231

Systems Software–20.08%
Crowdstrike Holdings, Inc., Class A(b)	94,799	15,281,599

Darktrace PLC (United Kingdom)(b)	312,965	1,278,852

KnowBe4, Inc., Class A(b)	879,054	21,607,147

Microsoft Corp.	474,439	110,131,525

Palo Alto Networks, Inc.(b)	196,467	33,711,773

ServiceNow, Inc.(b)	67,411	28,362,504

		210,373,400

Technology Hardware, Storage & Peripherals–6.28%
Apple, Inc.	429,431	65,848,950

Total Common Stocks & Other Equity Interests (Cost $843,101,726)		1,015,298,616

Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(e)(f)	10,756,759	10,756,759

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(e)(f)	8,252,362	8,254,013

Invesco Treasury Portfolio, Institutional Class, 3.08%(e)(f)	12,293,439	12,293,438

Total Money Market Funds (Cost $31,302,484)		31,304,210

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $874,404,210)		1,046,602,826

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.77%
Invesco Private Government Fund, 3.18%(e)(f)(g)	25,738,059	25,738,059

Invesco Private Prime Fund, 3.28%(e)(f)(g)	66,160,327	66,160,327

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,894,186)		91,898,386

TOTAL INVESTMENTS IN SECURITIES–108.64% (Cost $966,298,396)		1,138,501,212

OTHER ASSETS LESS LIABILITIES–(8.64)%		(90,571,967)

NET ASSETS–100.00%		$1,047,929,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Technology Fund

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2022 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,624,636	$57,775,742	$(64,643,619)	$-	$-	$10,756,759	$58,520
Invesco Liquid Assets Portfolio, Institutional Class	13,155,917	41,268,387	(46,174,013)	2,171	1,551	8,254,013	73,808
Invesco Treasury Portfolio, Institutional Class	20,142,441	66,029,420	(73,878,422)	-	-	12,293,438	105,449
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,664,621	196,248,764	(175,175,326)	-	-	25,738,059	198,567*
Invesco Private Prime Fund	10,884,116	434,668,157	(379,394,142)	4,200	(2,004)	66,160,327	544,958*
Total	$66,471,731	$795,990,470	$(739,265,522)	$6,371	$(453)	$123,202,596	$981,302

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2022

Information Technology	72.03%
Communication Services	14.84
Consumer Discretionary	6.25
Health Care	3.76
Money Market Funds Plus Other Assets Less Liabilities	3.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Technology Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $843,101,726)*	$1,015,298,616

Investments in affiliated money market funds, at value (Cost $123,196,670)	123,202,596

Foreign currencies, at value (Cost $2,657)	2,631

Receivable for:
Investments sold	13,158,183

Fund shares sold	404,152

Dividends	296,638

Investment for trustee deferred compensation and retirement plans	140,954

Other assets	84,897

Total assets	1,152,588,667

Liabilities:
Payable for:
Investments purchased	11,308,060

Fund shares reacquired	528,414

Collateral upon return of securities loaned	91,894,186

Accrued fees to affiliates	633,786

Accrued trustees’ and officers’ fees and benefits	738

Accrued other operating expenses	136,939

Trustee deferred compensation and retirement plans	157,299

Total liabilities	104,659,422

Net assets applicable to shares outstanding	$1,047,929,245

Net assets consist of:
Shares of beneficial interest	$901,016,489

Distributable earnings	146,912,756

$1,047,929,245

Net Assets:

Class A	$564,800,205

Class C	$27,760,205

Class Y	$35,430,218

Investor Class	$417,695,635

Class R5	$479,327

Class R6	$1,763,655

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	15,131,758

Class C	1,133,637

Class Y	914,606

Investor Class	11,221,385

Class R5	9,817

Class R6	36,035

Class A:
Net asset value per share	$37.33

Maximum offering price per share (Net asset value of $37.33 ÷ 94.50%)	$39.50

Class C:
Net asset value and offering price per share	$24.49

Class Y:
Net asset value and offering price per share	$38.74

Investor Class:
Net asset value and offering price per share	$37.22

Class R5:
Net asset value and offering price per share	$48.83

Class R6:
Net asset value and offering price per share	$48.94

*	At October 31, 2022, securities with an aggregate value of $88,605,199 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Technology Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $163,323)	$4,228,834

Dividends from affiliated money market funds (includes net securities lending income of $69,361)	307,138

Total investment income	4,535,972

Expenses:

Advisory fees	3,772,779

Administrative services fees	86,612

Custodian fees	6,820

Distribution fees:
Class A	796,641

Class C	164,655

Investor Class	248,896

Transfer agent fees – A, C, Y and Investor	1,102,760

Transfer agent fees – R5	246

Transfer agent fees – R6	246

Trustees’ and officers’ fees and benefits	12,796

Registration and filing fees	80,307

Reports to shareholders	81,366

Professional services fees	33,482

Other	(988)

Total expenses	6,386,618

Less: Fees waived and/or expense offset arrangement(s)	(23,330)

Net expenses	6,363,288

Net investment income (loss)	(1,827,316)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(26,340,138)

Affiliated investment securities	(453)

Foreign currencies	43,746

(26,296,845)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(182,847,135)

Affiliated investment securities	6,371

Foreign currencies	(9,249)

(182,850,013)

Net realized and unrealized gain (loss)	(209,146,858)

Net increase (decrease) in net assets resulting from operations	$(210,974,174)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Technology Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:
Net investment income (loss)	$(1,827,316)	$(12,267,559)

Net realized gain (loss)	(26,296,845)	230,924,324

Change in net unrealized appreciation (depreciation)	(182,850,013)	(558,336,094)

Net increase (decrease) in net assets resulting from operations	(210,974,174)	(339,679,329)

Distributions to shareholders from distributable earnings:

Class A	–	(208,241,881)

Class C	–	(15,986,805)

Class Y	–	(14,567,335)

Investor Class	–	(155,570,359)

Class R5	–	(201,871)

Class R6	–	(377,737)

Total distributions from distributable earnings	–	(394,945,988)

Share transactions–net:

Class A	(17,026,293)	158,176,772

Class C	(3,268,540)	6,767,797

Class Y	(3,276,346)	11,183,160

Investor Class	(13,510,001)	106,029,412

Class R5	45,091	130,044

Class R6	606,423	608,043

Net increase (decrease) in net assets resulting from share transactions	(36,429,666)	282,895,228

Net increase (decrease) in net assets	(247,403,840)	(451,730,089)

Net assets:

Beginning of period	1,295,333,085	1,747,063,174

End of period	$1,047,929,245	$1,295,333,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Technology Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/22	$44.73	$(0.07)	$(7.33)	$(7.40)	$–	$37.33	(16.55)%		$564,800	1.12	%(d)	1.12	%(d)	(0.36	)%(d)	53%
Year ended 04/30/22	72.50	(0.49)	(10.69)	(11.18)	(16.59)	44.73	(20.67)		695,429	1.02		1.02		(0.75)		95
Year ended 04/30/21	50.35	(0.46)	27.38	26.92	(4.77)	72.50	54.37		927,620	1.10		1.10		(0.71)		59
Year ended 04/30/20	49.68	(0.29)	5.71	5.42	(4.75)	50.35	11.31		572,351	1.19		1.19		(0.58)		38
Year ended 04/30/19	46.98	(0.34)	6.66	6.32	(3.62)	49.68	14.87		443,050	1.23		1.23		(0.71)		48
Year ended 04/30/18	39.78	(0.29)	9.31	9.02	(1.82)	46.98	22.94		377,444	1.27		1.28		(0.63)		47
Class C
Six months ended 10/31/22	29.46	(0.15)	(4.82)	(4.97)	–	24.49	(16.87)		27,760	1.87	(d)	1.87	(d)	(1.11	)(d)	53
Year ended 04/30/22	53.59	(0.68)	(6.86)	(7.54)	(16.59)	29.46	(21.24	)(e)	37,022	1.74	(e)	1.74	(e)	(1.47	)(e)	95
Year ended 04/30/21	38.38	(0.72)	20.70	19.98	(4.77)	53.59	53.20	(e)	56,566	1.84	(e)	1.84	(e)	(1.45	)(e)	59
Year ended 04/30/20	39.21	(0.51)	4.43	3.92	(4.75)	38.38	10.47		32,723	1.94		1.94		(1.33)		38
Year ended 04/30/19	38.15	(0.57)	5.25	4.68	(3.62)	39.21	13.98		28,217	1.98		1.98		(1.46)		48
Year ended 04/30/18	32.84	(0.51)	7.64	7.13	(1.82)	38.15	22.02		39,954	2.02		2.03		(1.38)		47
Class Y
Six months ended 10/31/22	46.37	(0.02)	(7.61)	(7.63)	–	38.74	(16.45)		35,430	0.87	(d)	0.87	(d)	(0.11	)(d)	53
Year ended 04/30/22	74.39	(0.34)	(11.09)	(11.43)	(16.59)	46.37	(20.46)		46,149	0.77		0.77		(0.50)		95
Year ended 04/30/21	51.45	(0.31)	28.02	27.71	(4.77)	74.39	54.75		62,294	0.85		0.85		(0.46)		59
Year ended 04/30/20	50.55	(0.17)	5.82	5.65	(4.75)	51.45	11.57		36,341	0.94		0.94		(0.33)		38
Year ended 04/30/19	47.62	(0.22)	6.77	6.55	(3.62)	50.55	15.16		32,658	0.98		0.98		(0.46)		48
Year ended 04/30/18	40.21	(0.18)	9.41	9.23	(1.82)	47.62	23.22		27,364	1.02		1.03		(0.38)		47
Investor Class
Six months ended 10/31/22	44.58	(0.04)	(7.32)	(7.36)	–	37.22	(16.51	)(f)	417,696	0.98	(d)(f)	0.98	(d)(f)	(0.22	)(d)(f)	53
Year ended 04/30/22	72.24	(0.42)	(10.65)	(11.07)	(16.59)	44.58	(20.59	)(f)	514,752	0.91	(f)	0.91	(f)	(0.64	)(f)	95
Year ended 04/30/21	50.13	(0.39)	27.27	26.88	(4.77)	72.24	54.53	(f)	698,143	1.00	(f)	1.00	(f)	(0.61	)(f)	59
Year ended 04/30/20	49.44	(0.24)	5.68	5.44	(4.75)	50.13	11.41	(f)	483,563	1.09	(f)	1.09	(f)	(0.48	)(f)	38
Year ended 04/30/19	46.71	(0.28)	6.63	6.35	(3.62)	49.44	15.02	(f)	475,857	1.11	(f)	1.11	(f)	(0.59	)(f)	48
Year ended 04/30/18	39.53	(0.25)	9.25	9.00	(1.82)	46.71	23.03	(f)	447,456	1.19	(f)	1.20	(f)	(0.55	)(f)	47
Class R5
Six months ended 10/31/22	58.42	(0.01)	(9.58)	(9.59)	–	48.83	(16.42)		479	0.78	(d)	0.78	(d)	(0.02	)(d)	53
Year ended 04/30/22	89.51	(0.38)	(14.12)	(14.50)	(16.59)	58.42	(20.43)		520	0.72		0.72		(0.45)		95
Year ended 04/30/21	61.17	(0.32)	33.43	33.11	(4.77)	89.51	54.88		794	0.77		0.77		(0.38)		59
Year ended 04/30/20	59.18	(0.12)	6.86	6.74	(4.75)	61.17	11.74		267	0.81		0.81		(0.20)		38
Year ended 04/30/19	55.03	(0.16)	7.93	7.77	(3.62)	59.18	15.34		263	0.81		0.81		(0.29)		48
Year ended 04/30/18	46.14	(0.11)	10.82	10.71	(1.82)	55.03	23.44		163	0.85		0.85		(0.21)		47
Class R6
Six months ended 10/31/22	58.54	0.01	(9.61)	(9.60)	–	48.94	(16.40)		1,764	0.71	(d)	0.71	(d)	0.05	(d)	53
Year ended 04/30/22	89.60	(0.32)	(14.15)	(14.47)	(16.59)	58.54	(20.37)		1,460	0.65		0.65		(0.38)		95
Year ended 04/30/21	61.21	(0.29)	33.45	33.16	(4.77)	89.60	54.93		1,647	0.74		0.74		(0.35)		59
Year ended 04/30/20	59.20	(0.10)	6.86	6.76	(4.75)	61.21	11.77		545	0.77		0.77		(0.16)		38
Year ended 04/30/19	55.04	(0.15)	7.93	7.78	(3.62)	59.20	15.36		483	0.80		0.80		(0.28)		48
Year ended 04/30/18	46.14	(0.11)	10.83	10.72	(1.82)	55.04	23.47		42	0.85		0.85		(0.21)		47

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2020, the portfolio turnover calculation excludes the value of securities purchased of $50,768,823 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Technology Sector Fund into the Fund.

(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% and 0.99% for the year ended April 30, 2022 and 2021, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.11%, 0.14%, 0.15%, 0.15%, 0.13% and 0.17% for the six months ended October 31, 2022 and the years ended April 30, 2022, 2021, 2020, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Technology Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

10	Invesco Technology Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

11	Invesco Technology Fund

consistent with the federal securities laws. For the six months ended October 31, 2022, the Fund paid the Adviser $4,869 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.670%

Next $500 million	0.640%

Next $1 billion	0.520%

Next $2 billion	0.450%

Next $2 billion	0.400%

Next $2 billion	0.375%

Over $8 billion	0.350%

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.63%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or nonroutine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

12	Invesco Technology Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $13,841.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $54,084 in front-end sales commissions from the sale of Class A shares and $1,403 and $864 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $8,831 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$955,750,658	$59,547,958	$–	$1,015,298,616

Money Market Funds	31,304,210	91,898,386	–	123,202,596

Total Investments	$987,054,868	$151,446,344	$–	$1,138,501,212

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,489.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13	Invesco Technology Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $612,323,488 and $635,934,204, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$291,659,099

Aggregate unrealized (depreciation) of investments	(128,291,819)

Net unrealized appreciation of investments	$163,367,280

Cost of investments for tax purposes is $975,133,932.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended October 31, 2022(a)		Year ended April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	712,330	$29,536,660	1,371,249	$87,998,241

Class C	142,433	3,890,600	234,628	10,650,234

Class Y	94,136	4,104,849	204,239	14,130,751

Investor Class	125,684	5,206,806	239,589	15,831,631

Class R5	987	48,848	9,890	855,884

Class R6	17,313	934,918	20,075	1,635,365

Issued as reinvestment of dividends:
Class A	-	-	3,381,794	196,278,887

Class C	-	-	399,683	15,323,844

Class Y	-	-	208,824	12,552,395

Investor Class	-	-	2,530,324	146,328,615

Class R5	-	-	2,589	196,050

Class R6	-	-	4,777	362,355

Automatic conversion of Class C shares to Class A shares:
Class A	31,635	1,264,870	77,251	4,881,266

Class C	(48,152)	(1,264,870)	(111,048)	(4,881,266)

14	Invesco Technology Fund

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,158,221)	$(47,827,823)	(2,078,969)	$(130,981,622)

Class C	(217,400)	(5,894,270)	(322,051)	(14,325,015)

Class Y	(174,806)	(7,381,195)	(255,186)	(15,499,986)

Investor Class	(451,382)	(18,716,807)	(887,693)	(56,130,834)

Class R5	(70)	(3,757)	(12,448)	(921,890)

Class R6	(6,218)	(328,495)	(18,291)	(1,389,677)

Net increase (decrease) in share activity	(931,731)	$(36,429,666)	4,999,226	$282,895,228

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)[1]	Expenses Paid During Period	Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$834.50	$5.18	$1,019.56	$5.70	1.12%
Class C	1,000.00	831.30	8.63	1,015.78	9.50	1.87
Class Y	1,000.00	835.50	4.03	1,020.82	4.43	0.87
Investor Class	1,000.00	834.90	4.53	1,020.27	4.99	0.98
Class R5	1,000.00	835.80	3.61	1,021.27	3.97	0.78
Class R6	1,000.00	836.00	3.29	1,021.63	3.62	0.71

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

16	Invesco Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the NASDAQ Composite Index (Index). The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board noted that security selection in certain technology industries negatively impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

17	Invesco Technology Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the

Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

18	Invesco Technology Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905	Invesco Distributors, Inc.	I-TEC-SAR-1

Semiannual Report to Shareholders	October 31, 2022

Invesco Value Opportunities Fund

Nasdaq:

A: VVOAX ∎ C: VVOCX ∎ R: VVORX ∎ Y: VVOIX ∎ R5: VVONX ∎ R6: VVOSX

2	Fund Performance

4	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

18	Fund Expenses

19	Approval of Investment Advisory and Sub-Advisory Contracts

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 4/30/22 to 10/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.73%
Class C Shares	0.33
Class R Shares	0.68
Class Y Shares	0.91
Class R5 Shares	0.90
Class R6 Shares	0.95
S&P 500 Index▼ (Broad Market Index)	-5.50
S&P 1500 Value Index▼ (Style-Specific Index)	-1.95
Lipper Multi-Cap Value Funds Index∎ (Peer Group Index)	-2.63

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The S&P 1500® Value Index tracks the performance of US large-, mid- and small-cap value stocks.

  The Lipper Multi-Cap Value Funds Index is an unmanaged index considered representative of multicap value funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Value Opportunities Fund

Average Annual Total Returns
As of 10/31/22, including maximum applicable sales charges

Class A Shares
Inception (6/25/01)	6.14%
10 Years	9.31
5 Years	7.38
1 Year	-6.65

Class C Shares
Inception (6/25/01)	6.13%
10 Years	9.30
5 Years	7.82
1 Year	-2.83

Class R Shares
Inception (5/23/11)	9.04%
10 Years	9.67
5 Years	8.33
1 Year	-1.40

Class Y Shares
Inception (3/23/05)	6.73%
10 Years	10.21
5 Years	8.86
1 Year	-0.95

Class R5 Shares
Inception (5/23/11)	9.77%
10 Years	10.39
5 Years	9.02
1 Year	-0.86

Class R6 Shares
10 Years	10.20%
5 Years	9.05
1 Year	-0.82

Performance includes litigation proceeds. Had these proceeds not been received, total returns would have been lower.

    Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen Value Opportunities Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen Value Opportunities Fund (renamed Invesco Value Opportunities Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Value Opportunities Fund

Schedule of Investments(a)

October 31, 2022

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.93%
Aerospace & Defense–2.71%
BWX Technologies, Inc.	271,800	$15,487,164

Huntington Ingalls Industries, Inc.	61,400	15,784,098

		31,271,262

Auto Parts & Equipment–1.76%
Dana, Inc.	1,276,668	20,375,621

Biotechnology–1.97%
Horizon Therapeutics PLC(b)	365,300	22,765,496

Construction & Engineering–5.60%
AECOM(c)	489,073	36,817,415

HOCHTIEF AG (Germany)	129,100	6,865,553

MasTec, Inc.(b)(c)	272,300	20,988,884

		64,671,852

Construction Machinery & Heavy Trucks–0.74%
Oshkosh Corp.	97,000	8,536,000

Distributors–1.57%
LKQ Corp.	325,100	18,088,564

Diversified Chemicals–1.77%
Huntsman Corp.(c)	762,000	20,391,120

Diversified Metals & Mining–0.86%
Teck Resources Ltd., Class B (Canada)(c)	327,600	9,972,144

Electric Utilities–0.89%
NRG Energy, Inc.	230,400	10,229,760

Electrical Components & Equipment–1.93%
nVent Electric PLC	500	18,250

Vertiv Holdings Co.(c)	1,555,100	22,253,481

		22,271,731

Electronic Manufacturing Services–5.40%
Flex Ltd.(b)	1,921,300	37,619,054

Jabil, Inc.	386,078	24,805,512

		62,424,566

Food Distributors–2.78%
Performance Food Group Co.(b)(c)	247,000	12,853,880

US Foods Holding Corp.(b)	647,774	19,277,754

		32,131,634

Forest Products–0.01%
Louisiana-Pacific Corp.	1,000	56,650

Gold–1.26%
Agnico Eagle Mines Ltd. (Canada)	131,000	5,758,760

Yamana Gold, Inc. (Canada)	2,016,100	8,830,518

		14,589,278

Health Care Distributors–0.96%
Henry Schein, Inc.(b)	161,900	11,083,674

	Shares	Value

Health Care Facilities–4.60%
Encompass Health Corp.(c)	462,300	$25,167,612

Universal Health Services, Inc., Class B	241,900	28,028,953

		53,196,565

Health Care Services–2.14%
Cigna Corp.	64,800	20,934,288

Fresenius Medical Care AG & Co. KGaA (Germany)	138,898	3,841,975

		24,776,263

Hotels, Resorts & Cruise Lines–0.59%
Hilton Grand Vacations, Inc.(b)	2,639	103,554

Travel + Leisure Co.	177,899	6,756,604

		6,860,158

Household Products–1.10%
Spectrum Brands Holdings, Inc.	274,371	12,659,478

Human Resource & Employment Services–1.15%
ManpowerGroup, Inc.	169,178	13,253,405

Independent Power Producers & Energy Traders–1.59%
Vistra Corp.(c)	797,800	18,325,466

Industrial Machinery–2.00%
Crane Holdings Co.	28,100	2,819,554

Timken Co. (The)(c)	285,300	20,339,037

		23,158,591

Integrated Oil & Gas–3.65%
Cenovus Energy, Inc. (Canada)	1,011,100	20,424,220

Shell PLC, ADR (Netherlands)	391,700	21,790,271

		42,214,491

Investment Banking & Brokerage–1.85%
Goldman Sachs Group, Inc. (The)	62,100	21,394,071

Managed Health Care–3.47%
Centene Corp.(b)	356,800	30,374,384

Molina Healthcare, Inc.(b)	27,000	9,689,220

		40,063,604

Oil & Gas Exploration & Production–12.39%
APA Corp.	702,600	31,940,196

ARC Resources Ltd. (Canada)	1,735,000	24,426,395

Diamondback Energy, Inc.	141,800	22,278,198

EQT Corp.	368,800	15,430,592

Ovintiv, Inc.	475,500	24,084,075

Pioneer Natural Resources Co.	46,804	12,001,014

Southwestern Energy Co.(b)	1,877,400	13,010,382

		143,170,852

Oil & Gas Refining & Marketing–1.86%
Phillips 66	206,300	21,515,027

Oil & Gas Storage & Transportation–2.17%
New Fortress Energy, Inc.(c)	455,863	25,104,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Value Opportunities Fund

	Shares	Value

Other Diversified Financial Services–1.23%
Apollo Global Management, Inc.	257,332	$14,245,900

Paper Packaging–0.36%
Sealed Air Corp.	87,100	4,147,702

Regional Banks–7.13%
Huntington Bancshares, Inc.	1,992,829	30,251,144

PacWest Bancorp	288,055	7,161,047

SVB Financial Group(b)	47,700	11,016,792

Webster Financial Corp.	533,932	28,971,151

Western Alliance Bancorporation	73,600	4,943,712

		82,343,846

Research & Consulting Services–6.40%
CACI International, Inc., Class A(b)	78,582	23,891,286

Jacobs Solutions, Inc.	159,500	18,377,590

KBR, Inc.	634,200	31,564,134

Science Applications International Corp.	1,000	108,340

		73,941,350

Restaurants–1.63%
Restaurant Brands International, Inc. (Canada)	317,900	18,876,902

Semiconductor Equipment–1.17%
Applied Materials, Inc.	54,300	4,794,147

Lam Research Corp.	11,500	4,654,970

MKS Instruments, Inc.(c)	50,100	4,115,715

		13,564,832

Semiconductors–0.65%
Skyworks Solutions, Inc.	86,700	7,457,067

Silver–0.00%
Pan American Silver Corp. (Canada)	1,000	15,980

Specialty Chemicals–1.18%
Axalta Coating Systems Ltd.(b)(c)	583,000	13,595,560

Element Solutions, Inc.	1,100	18,920

		13,614,480

	Shares	Value

Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	958	$ 13,077

Radian Group, Inc.	1,003	20,932

		34,009

Trading Companies & Distributors–5.41%
AerCap Holdings N.V. (Ireland)(b)	2,400	128,184

Air Lease Corp.	645,600	22,783,224

Univar Solutions, Inc.(b)	1,027,600	26,183,248

WESCO International, Inc.(b)	97,100	13,377,467

		62,472,123

Total Common Stocks & Other Equity Interests (Cost $970,270,211)		1,085,265,890

Money Market Funds–5.35%
Invesco Government & Agency Portfolio, Institutional Class, 3.07%(d)(e)	21,683,429	21,683,429

Invesco Liquid Assets Portfolio, Institutional Class, 3.03%(d)(e)	15,350,179	15,353,248

Invesco Treasury Portfolio, Institutional Class, 3.08%(d)(e)	24,781,062	24,781,062

Total Money Market Funds (Cost $61,814,060)		61,817,739

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $1,032,084,271)		1,147,083,629

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.18%
Invesco Private Government Fund, 3.18%(d)(e)(f)	26,462,896	26,462,896

Invesco Private Prime Fund, 3.28%(d)(e)(f)	68,034,616	68,034,616

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $94,495,068)		94,497,512

TOTAL INVESTMENTS IN SECURITIES–107.46% (Cost $1,126,579,339)		1,241,581,141

OTHER ASSETS LESS LIABILITIES–(7.46)%		(86,240,773)

NET ASSETS–100.00%		$1,155,340,368

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at October 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended October 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 28,871,686	$ 63,816,142	$(71,004,399)	$ -	$ -	$ 21,683,429	$ 149,422
Invesco Liquid Assets Portfolio, Institutional Class	20,483,182	45,582,959	(50,717,428)	3,285	1,250	15,353,248	101,530
Invesco Treasury Portfolio, Institutional Class	32,996,212	72,932,734	(81,147,884)	-	-	24,781,062	158,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Value Opportunities Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value October 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 16,983,103	$154,174,660	$(144,694,867)	$ -	$ -	$ 26,462,896	$ 166,580*
Invesco Private Prime Fund	39,627,240	350,020,533	(321,621,769)	2,444	6,168	68,034,616	458,852*
Total	$138,961,423	$686,527,028	$(669,186,347)	$5,729	$7,418	$156,315,251	$1,035,230

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of October 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

				Unrealized
Settlement		Contract to		Appreciation
Date	Counterparty	Deliver	Receive	(Depreciation)

Currency Risk

11/23/2022	J.P. Morgan Chase Bank, N.A.	EUR 1,029,703	USD 1,039,520	$ 20,408

Currency Risk
11/23/2022	Bank of America, N.A.	USD 8,069,736	EUR 8,111,211	(41,953)

11/23/2022	Royal Bank of Canada	EUR 18,030,276	USD 17,820,205	(24,620)

Subtotal–Depreciation				(66,573)

Total Forward Foreign Currency Contracts				$(46,165)

Abbreviations:

EUR – Euro

USD – U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of October 31, 2022

Industrials	25.93%

Energy	20.08

Health Care	13.15

Financials	10.21

Information Technology	7.22

Consumer Discretionary	5.56

Materials	5.43

Consumer Staples	3.88

Utilities	2.47

Money Market Funds Plus Other Assets Less Liabilities	6.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Value Opportunities Fund

Statement of Assets and Liabilities

October 31, 2022

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $970,270,211)*	$1,085,265,890

Investments in affiliated money market funds, at value (Cost $156,309,128)	156,315,251

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	20,408

Cash	51,876

Foreign currencies, at value (Cost $128,407)	130,718

Receivable for:
Investments sold	7,696,881

Fund shares sold	1,245,405

Dividends	551,302

Investment for trustee deferred compensation and retirement plans	346,038

Other assets	87,877

Total assets	1,251,711,646

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	66,573

Payable for:
Fund shares reacquired	854,384

Collateral upon return of securities loaned	94,495,068

Accrued fees to affiliates	465,010

Accrued other operating expenses	119,462

Trustee deferred compensation and retirement plans	370,781

Total liabilities	96,371,278

Net assets applicable to shares outstanding	$1,155,340,368

Net assets consist of:

Shares of beneficial interest	$934,557,665

Distributable earnings	220,782,703

$1,155,340,368

Net Assets:
Class A	$741,587,918

Class C	$17,067,289

Class R	$13,738,767

Class Y	$114,175,783

Class R5	$296,470

Class R6	$268,474,141

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,553,204

Class C	1,122,948

Class R	839,007

Class Y	6,825,277

Class R5	17,555

Class R6	15,875,481

Class A:
Net asset value per share	$16.64

Maximum offering price per share (Net asset value of $16.64 ÷ 94.50%)	$17.61

Class C:
Net asset value and offering price per share	$15.20

Class R:
Net asset value and offering price per share	$16.38

Class Y:
Net asset value and offering price per share	$16.73

Class R5:
Net asset value and offering price per share	$16.89

Class R6:
Net asset value and offering price per share	$16.91

*	At October 31, 2022, securities with an aggregate value of $91,651,709 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Value Opportunities Fund

Statement of Operations

For the six months ended October 31, 2022

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $242,327)	$11,666,050

Dividends from affiliated money market funds (includes net securities lending income of $31,741)	441,539

Total investment income	12,107,589

Expenses:
Advisory fees	3,688,504

Administrative services fees	80,768

Custodian fees	8,685

Distribution fees:
Class A	902,046

Class C	82,799

Class R	32,031

Transfer agent fees – A, C, R and Y	678,839

Transfer agent fees – R5	145

Transfer agent fees – R6	37,248

Trustees’ and officers’ fees and benefits	10,501

Registration and filing fees	68,690

Reports to shareholders	37,359

Professional services fees	26,140

Other	(4,931)

Total expenses	5,648,824

Less: Fees waived and/or expense offset arrangement(s)	(30,343)

Net expenses	5,618,481

Net investment income	6,489,108

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $58,681)	27,123,812

Affiliated investment securities	7,418

Foreign currencies	(38,651)

Forward foreign currency contracts	(430,091)

26,662,488

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(23,587,962)

Affiliated investment securities	5,729

Foreign currencies	(30,354)

Forward foreign currency contracts	(46,165)

(23,658,752)

Net realized and unrealized gain	3,003,736

Net increase in net assets resulting from operations	$9,492,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Value Opportunities Fund

Statement of Changes in Net Assets

For the six months ended October 31, 2022 and the year ended April 30, 2022

(Unaudited)

	October 31, 2022	April 30, 2022

Operations:
Net investment income	$6,489,108	$4,408,219

Net realized gain	26,662,488	137,850,385

Change in net unrealized appreciation (depreciation)	(23,658,752)	(121,054,418)

Net increase in net assets resulting from operations	9,492,844	21,204,186

Distributions to shareholders from distributable earnings:
Class A	–	(61,999,730)

Class C	–	(1,327,689)

Class R	–	(961,705)

Class Y	–	(5,271,622)

Class R5	–	(50,047)

Class R6	–	(5,572,097)

Total distributions from distributable earnings	–	(75,182,890)

Share transactions–net:
Class A	(3,669,137)	47,424,930

Class C	329,846	4,801,774

Class R	1,623,106	2,232,995

Class Y	(8,961,380)	49,736,649

Class R5	(15,927)	(398,634)

Class R6	25,879,313	201,419,924

Net increase in net assets resulting from share transactions	15,185,821	305,217,638

Net increase in net assets	24,678,665	251,238,934

Net assets:
Beginning of period	1,130,661,703	879,422,769

End of period	$1,155,340,368	$1,130,661,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Value Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 10/31/22	$16.52	$ 0.09	$ 0.03		$ 0.12	$ -	$ -	$ -	$16.64	0.73%		$741,588	1.11	%(d)	1.11	%(d)	1.05	%(d)	23%
Year ended 04/30/22	17.34	0.08	0.60		0.68	(0.10)	(1.40)	(1.50)	16.52	4.01		739,860	1.11		1.11		0.44		65
Year ended 04/30/21	9.44	0.06	7.87		7.93	(0.03)	-	(0.03)	17.34	84.15		726,801	1.22		1.22		0.45		62
Year ended 04/30/20	12.84	0.03	(3.18	)(e)	(3.15)	-	(0.25)	(0.25)	9.44	(25.02	)(e)	440,826	1.21		1.21		0.27		41
Year ended 04/30/19	14.24	0.00	0.18		0.18	-	(1.58)	(1.58)	12.84	3.58		658,685	1.21		1.21		0.02		51
Year ended 04/30/18	13.50	0.01	1.48		1.49	-	(0.75)	(0.75)	14.24	10.87		662,211	1.21		1.21		0.04		30
Class C
Six months ended 10/31/22	15.14	0.02	0.04		0.06	-	-	-	15.20	0.40		17,067	1.86	(d)	1.86	(d)	0.30	(d)	23
Year ended 04/30/22	16.04	(0.05)	0.55		0.50	-	(1.40)	(1.40)	15.14	3.16		16,682	1.86		1.86		(0.31)		65
Year ended 04/30/21	8.77	(0.02)	7.29		7.27	-	-	-	16.04	82.90	(f)	12,906	1.89	(f)	1.89	(f)	(0.22	)(f)	62
Year ended 04/30/20	12.02	(0.04)	(2.96	)(e)	(3.00)	-	(0.25)	(0.25)	8.77	(25.48	)(e)(f)	10,107	1.85	(f)	1.85	(f)	(0.37	)(f)	41
Year ended 04/30/19	13.54	(0.09)	0.15		0.06	-	(1.58)	(1.58)	12.02	2.83	(f)	17,027	1.92	(f)	1.92	(f)	(0.69	)(f)	51
Year ended 04/30/18	12.96	(0.09)	1.42		1.33	-	(0.75)	(0.75)	13.54	10.07	(f)	68,174	1.91	(f)	1.91	(f)	(0.66	)(f)	30
Class R
Six months ended 10/31/22	16.27	0.06	0.05		0.11	-	-	-	16.38	0.68		13,739	1.36	(d)	1.36	(d)	0.80	(d)	23
Year ended 04/30/22	17.09	0.03	0.60		0.63	(0.05)	(1.40)	(1.45)	16.27	3.73		12,018	1.36		1.36		0.19		65
Year ended 04/30/21	9.31	0.03	7.75		7.78	-	-	-	17.09	83.57		10,385	1.47		1.47		0.20		62
Year ended 04/30/20	12.69	0.00	(3.13	)(e)	(3.13)	-	(0.25)	(0.25)	9.31	(25.16	)(e)	6,362	1.46		1.46		0.02		41
Year ended 04/30/19	14.13	(0.03)	0.17		0.14	-	(1.58)	(1.58)	12.69	3.32		10,898	1.46		1.46		(0.23)		51
Year ended 04/30/18	13.43	(0.03)	1.48		1.45	-	(0.75)	(0.75)	14.13	10.63		12,955	1.46		1.46		(0.21)		30
Class Y
Six months ended 10/31/22	16.58	0.11	0.04		0.15	-	-	-	16.73	0.91		114,176	0.86	(d)	0.86	(d)	1.30	(d)	23
Year ended 04/30/22	17.42	0.12	0.61		0.73	(0.17)	(1.40)	(1.57)	16.58	4.25		123,154	0.86		0.86		0.69		65
Year ended 04/30/21	9.49	0.09	7.91		8.00	(0.07)	-	(0.07)	17.42	84.48		81,115	0.97		0.97		0.70		62
Year ended 04/30/20	12.86	0.06	(3.18	)(e)	(3.12)	-	(0.25)	(0.25)	9.49	(24.74	)(e)	23,760	0.96		0.96		0.52		41
Year ended 04/30/19	14.23	0.04	0.17		0.21	-	(1.58)	(1.58)	12.86	3.80		37,469	0.96		0.96		0.27		51
Year ended 04/30/18	13.46	0.04	1.48		1.52	-	(0.75)	(0.75)	14.23	11.13		39,323	0.96		0.96		0.29		30
Class R5
Six months ended 10/31/22	16.74	0.11	0.04		0.15	-	-	-	16.89	0.90		296	0.80	(d)	0.80	(d)	1.36	(d)	23
Year ended 04/30/22	17.58	0.13	0.62		0.75	(0.19)	(1.40)	(1.59)	16.74	4.35		311	0.81		0.81		0.74		65
Year ended 04/30/21	9.58	0.11	7.98		8.09	(0.09)	-	(0.09)	17.58	84.70		714	0.84		0.84		0.83		62
Year ended 04/30/20	12.95	0.08	(3.20	)(e)	(3.12)	-	(0.25)	(0.25)	9.58	(24.57	)(e)	406	0.80		0.80		0.68		41
Year ended 04/30/19	14.29	0.05	0.19		0.24	-	(1.58)	(1.58)	12.95	4.01		2,212	0.84		0.84		0.39		51
Year ended 04/30/18	13.50	0.06	1.48		1.54	-	(0.75)	(0.75)	14.29	11.25		2,439	0.84		0.84		0.41		30
Class R6
Six months ended 10/31/22	16.75	0.12	0.04		0.16	-	-	-	16.91	0.95		268,474	0.73	(d)	0.73	(d)	1.43	(d)	23
Year ended 04/30/22	17.60	0.14	0.62		0.76	(0.21)	(1.40)	(1.61)	16.75	4.38		238,636	0.74		0.74		0.81		65
Year ended 04/30/21	9.59	0.11	8.00		8.11	(0.10)	-	(0.10)	17.60	84.81		47,501	0.78		0.78		0.89		62
Year ended 04/30/20	12.97	0.09	(3.22	)(e)	(3.13)	-	(0.25)	(0.25)	9.59	(24.61	)(e)	25,226	0.75		0.75		0.73		41
Year ended 04/30/19	14.31	0.06	0.18		0.24	-	(1.58)	(1.58)	12.97	4.00		32,666	0.79		0.79		0.44		51
Year ended 04/30/18	13.50	0.08	1.48		1.56	-	(0.75)	(0.75)	14.31	11.40		28,305	0.77		0.77		0.48		30

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net gains (losses) on securities (both realized and unrealized) per share would have been $(3.28), $(3.06), $(3.23), $(3.28), $(3.30) and $(3.32) for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Total returns would have been lower.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.92%, 0.89%, 0.96% and 0.95% for the years ended April 30, 2021, 2020, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Value Opportunities Fund

Notes to Financial Statements

October 31, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco Value Opportunities Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

12	Invesco Value Opportunities Fund

consistent with the federal securities laws. For the six months ended October 31, 2022, the Fund paid the Adviser $1,974 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

For the six months ended October 31, 2022, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed above) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended October 31, 2022, the Adviser waived advisory fees of $25,876.

13	Invesco Value Opportunities Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended October 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended October 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended October 31, 2022, IDI advised the Fund that IDI retained $23,300 in front-end sales commissions from the sale of Class A shares and $104,745 and $680 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended October 31, 2022, the Fund incurred $1,839 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,074,558,362	$ 10,707,528	$–	$1,085,265,890

Money Market Funds	61,817,739	94,497,512	–	156,315,251

Total Investments in Securities	1,136,376,101	105,205,040	–	1,241,581,141

Other Investments - Assets*

Forward Foreign Currency Contracts	–	20,408	–	20,408

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(66,573)	–	(66,573)

Total Other Investments	–	(46,165)	–	(46,165)

Total Investments	$1,136,376,101	$105,158,875	$–	$1,241,534,976

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

14	Invesco Value Opportunities Fund

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$20,408

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$20,408

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(66,573)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(66,573)

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of October 31, 2022.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$ –	$(41,953)	$(41,953)	$–	$–	$(41,953)

J.P. Morgan Chase Bank, N.A.	20,408	–	20,408	–	–	20,408

Royal Bank of Canada	–	(24,620)	(24,620)	–	–	(24,620)

Total	$20,408	$(66,573)	$(46,165)	$–	$–	$(46,165)

Effect of Derivative Investments for the six months ended October 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(430,091)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(46,165)

Total	$(476,256)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$22,740,339

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended October 31, 2022, the Fund engaged in securities purchases of $11,042,135 and securities sales of $5,230,467, which resulted in net realized gains of $58,681.

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended October 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,467.

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred

15	Invesco Value Opportunities Fund

compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of April 30, 2022.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended October 31, 2022 was $260,606,160 and $241,412,207, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$175,112,242

Aggregate unrealized (depreciation) of investments	(61,269,182)

Net unrealized appreciation of investments	$113,843,060

Cost of investments for tax purposes is $1,127,691,916.

NOTE 11–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	2,361,015	$37,781,293	5,596,836	$98,890,458

Class C	137,768	2,024,697	537,592	8,724,393

Class R	203,215	3,220,148	215,038	3,725,619

Class Y	2,512,688	40,688,762	7,694,815	135,458,385

Class R5	280	4,533	3,020	54,364

Class R6	2,878,363	46,318,019	12,222,090	213,785,199

Issued as reinvestment of dividends:
Class A	-	-	3,569,641	58,470,723

Class C	-	-	85,368	1,285,645

Class R	-	-	59,549	961,705

Class Y	-	-	237,341	3,899,517

Class R5	-	-	2,442	40,489

Class R6	-	-	326,930	5,423,773

Automatic conversion of Class C shares to Class A shares:
Class A	26,510	426,667	90,227	1,564,188

Class C	(28,983)	(426,667)	(98,066)	(1,564,188)

16	Invesco Value Opportunities Fund

	Summary of Share Activity

	Six months ended		Year ended
	October 31, 2022(a)		April 30, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,619,249)	$(41,877,097)	(6,382,803)	$(111,500,439)

Class C	(87,399)	(1,268,184)	(228,137)	(3,644,076)

Class R	(102,778)	(1,597,042)	(143,657)	(2,454,329)

Class Y	(3,114,437)	(49,650,142)	(5,161,762)	(89,621,253)

Class R5	(1,331)	(20,460)	(27,484)	(493,487)

Class R6	(1,247,537)	(20,438,706)	(1,002,981)	(17,789,048)

Net increase in share activity	918,125	$15,185,821	17,595,999	$305,217,638

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 5% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 12–Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco American Value Fund (the “Target Fund”) in exchange for shares of the Fund.

    The reorganization is expected to be consummated at the close of business on or about February 10, 2023. Upon closing of the reorganization, shareholders of the Target Fund will receive shares of the Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations.

17	Invesco Value Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)[1]	Expenses Paid During Period	Ending Account Value (10/31/22)[1]	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,007.30	$5.62	$1,019.61	$5.65	1.11%
Class C	1,000.00	1,004.00	9.40	1,015.83	9.45	1.86
Class R	1,000.00	1,006.80	6.88	1,018.35	6.92	1.36
Class Y	1,000.00	1,009.10	4.36	1,020.87	4.38	0.86
Class R5	1,000.00	1,009.00	4.05	1,021.17	4.08	0.80
Class R6	1,000.00	1,009.50	3.70	1,021.53	3.72	0.73

[1]

The actual ending account value is based on the actual total return of the Fund for the period May 1, 2022 through October 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18	Invesco Value Opportunities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 13, 2022, the Board of Trustees (the Board or the Trustees) of AIM Sector Funds (Invesco Sector Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Value Opportunities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2022. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 2, 2022 and June 13, 2022, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 13, 2022.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the remote and hybrid working environment resulting from the novel coronavirus (“COVID-19”) pandemic and paved the way for a hybrid working framework in a normalized environment as employees return to the office. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2021 to the performance of funds in the Broadridge performance universe and against the S&P Composite 1500® Value Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year period and reasonably comparable to the performance of the Index for the five year period. The Board considered how the Fund’s performance rankings had improved compared to its rankings for the prior year. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

19	Invesco Value Opportunities Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

20	Invesco Value Opportunities Fund

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-03826 and 002-85905 Invesco Distributors, Inc.	VK-VOPP-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of December 20, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the

Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 20, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 5, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 5, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	January 5, 2023